UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22245

First Trust Exchange-Traded Fund III
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

First Trust Exchange-Traded Fund III
First Trust Preferred Securities and Income ETF (FPE)

Semi-Annual Report
For the Six Months Ended
April 30, 2021

First Trust Preferred Securities and Income ETF (FPE)
Semi-Annual Report
April 30, 2021
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (First Trust Preferred Securities and Income ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Preferred Securities and Income ETF (FPE)
Semi-Annual Letter from the Chairman and CEO
April 30, 2021
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Preferred Securities and Income ETF (the “Fund”), which contains detailed information about the Fund for the six months ended April 30, 2021.
I would like to begin my remarks by saying that this is a time for all of us to be thankful. It is astounding to me that our scientists and extended health care community successfully discovered, developed, and distributed multiple effective vaccines to treat the coronavirus (“COVID-19”) in the span of just 15 months. Suffice it to say that we are witnessing history in the making. We even received some good news recently with respect to wearing masks in public, a polarizing act for many politicians and Americans. The Centers for Disease Control and Prevention released a new set of guidelines in mid-May for those individuals who have been fully vaccinated. It essentially says fully vaccinated Americans can quit wearing their masks outdoors (even in crowds), in most indoor settings, and can drop social distancing altogether. This is a big step towards expediting the reopening of the U.S. economy.
For those who may not know, we subscribe to the buy-and-hold philosophy of investing here at First Trust Advisors L.P., even though it means enduring lots of tough times. While the notion of being able to time the market is seductive on its face, very few investors are skilled enough to make it work over time. I can think of no better example than the COVID-19 pandemic. The degree of uncertainty surrounding the onset of the virus alone was enough to make the average investor want to run for cover. And if that was not enough, the 33.8% plunge in the S&P 500® Index (the “Index”) from February 19, 2020, through March 23, 2020 (23 trading days) was a real gut check for most of us. But a funny thing happened on the way to another potential collapse of the market − it did not happen. In fact, thanks to the U.S. Federal government stepping up with trillions of dollars of timely fiscal and monetary support, the stock market roared. From March 23, 2020 through May 14, 2021, the Index posted a total return of 90.14%, according to Bloomberg. What a shame for those investors who may have moved some, or all, of their capital out of equities. What looked like a great time to de-risk turned out to be just the opposite.
The overall climate for investing looks bright for a few reasons. First, U.S. real gross domestic product (“GDP”) growth is expected to grow by 6.4% year-over-year in 2021, according to the International Monetary Fund. The last time the U.S. economy grew that fast was in 1984, when real GDP growth reached 7.2%. Second, corporate earnings are expected to recover from their 2020 slide. Bloomberg’s consensus year-over-year earnings growth rate estimates for the Index for 2021 and 2022 were 33.17% and 12.87%, respectively, as of May 14, 2021. That is a significant rebound from the 12.44% decline in earnings in 2020. Third, inflation is rising, and that is exactly what the Federal Reserve has been wanting for some time. Central banks around the world have spent years battling deflationary pressures, so a little bit of inflation is welcome at this stage of the recovery. Lastly, the U.S. labor market is robust despite the talk about the millions of people who lost their jobs in the COVID-19 pandemic and are living off unemployment benefits. As of March 31, 2021, there were 8.12 million job openings in the U.S., the highest total since record-keeping began in December 2000, according to the Bureau of Labor Statistics. We need to get people back to work.
While it seems fashionable to sell fear these days, we choose to follow the data. Remember, the Index has never failed to fully recoup the losses sustained in a market correction or bear market. Stay the course!
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Preferred Securities and Income ETF (FPE)
First Trust Preferred Securities and Income ETF’s (the “Fund”) investment objective is to seek total return and to provide current income. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in preferred securities (“Preferred Securities”) and income-producing debt securities (“Income Securities”). The Fund invests in securities that are traded over-the-counter or listed on an exchange. For purposes of the 80% test set forth above, securities of open-end funds, closed-end funds or other exchange-traded funds (“ETFs”) registered under the Investment Company Act of 1940, as amended, that invest primarily in Preferred Securities or Income Securities are deemed to be Preferred Securities or Income Securities.
Preferred Securities held by the Fund generally pay fixed or adjustable-rate distributions to investors and have preference over common stock in the payment of distributions and the liquidation of a company’s assets, but are generally junior to all forms of the company’s debt, including both senior and subordinated debt. Certain of the Preferred Securities may be issued by trusts or other special purpose entities created by companies specifically for the purpose of issuing such securities. Income Securities that may be held by the Fund include corporate bonds, high yield securities (commonly referred to as “junk” bonds) and convertible securities. The broad category of corporate debt securities includes debt issued by U.S. and non-U.S. companies of all kinds, including those with small, mid and large capitalizations. Corporate debt may carry fixed or floating rates of interest.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 4/30/21	1 Year Ended 4/30/21	5 Years Ended 4/30/21	Inception (2/11/13) to 4/30/21	5 Years Ended 4/30/21	Inception (2/11/13) to 4/30/21
Fund Performance
NAV	7.99%	18.04%	7.18%	5.85%	41.47%	59.51%
Market Price	8.71%	19.11%	7.18%	5.88%	41.41%	59.95%
Index Performance
ICE BofA Fixed Rate Preferred Securities Index	4.38%	10.65%	5.92%	5.97%	33.30%	61.06%
ICE BofA U.S. Capital Securities Index	3.78%	12.24%	6.84%	6.16%	39.20%	63.44%
Blended Index(1)	4.09%	11.46%	6.40%	6.09%	36.34%	62.48%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

(1)	The Blended Index consists of a 50/50 blend of the ICE BofA Fixed Rate Preferred Securities Index and the ICE BofA U.S. Capital Securities Index. The Blended Index reflects the diverse allocation of institutional preferred and hybrid securities in the Fund’s portfolio. The indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index. The Blended Index returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 50-50 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Index for each period shown above.

Fund Performance Overview (Unaudited) (Continued)
First Trust Preferred Securities and Income ETF (FPE)
Sector Allocation	% of Total Investments
Financials	71.7%
Utilities	9.1
Energy	7.8
Industrials	3.6
Consumer Staples	3.5
Communication Services	2.4
Real Estate	1.9
Total	100.0%

Credit Rating(2)	% of Total Fixed-Income Investments
A	0.5%
A-	0.2
BBB+	8.7
BBB	22.8
BBB-	26.7
BB+	23.5
BB	7.9
BB-	3.5
B+	1.2
B	0.8
Not Rated	4.2
Total	100.0%

Country Allocation	% of Total Investments
United States	53.4%
United Kingdom	8.1
Canada	7.1
France	6.5
Switzerland	4.7
Bermuda	4.4
Netherlands	4.3
Italy	2.9
Australia	2.7
Spain	1.4
Mexico	1.3
Japan	0.8
Denmark	0.7
Germany	0.6
Finland	0.5
Sweden	0.3
Chile	0.3
Total	100.0%
Top Ten Holdings	% of Total Investments
Emera, Inc., Series 16-A	2.2%
AerCap Holdings N.V.	2.1
Barclays PLC	1.7
Wells Fargo & Co., Series L	1.5
GMAC Capital Trust I, Series 2	1.4
Societe Generale S.A.	1.3
Credit Suisse Group AG	1.2
Lloyds Banking Group PLC	1.1
Enbridge, Inc., Series 16-A	1.1
UniCredit S.p.A.	1.0
Total	14.6%

(2)	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust Preferred Securities and Income ETF (FPE)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

(3)	The Blended Index consists of a 50/50 blend of the ICE BofA Fixed Rate Preferred Securities Index and the ICE BofA U.S. Capital Securities Index. The Blended Index reflects the diverse allocation of institutional preferred and hybrid securities in the Fund’s portfolio. The indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index. The Blended Index returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 50-50 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Index for each period shown above.

Portfolio Management
First Trust Preferred Securities and Income ETF (FPE)
Semi-Annual Report
April 30, 2021 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust Preferred Securities and Income ETF (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
Stonebridge Advisors LLC
Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”) is the sub-advisor to the Fund and is a registered investment advisor based in Wilton, Connecticut. Stonebridge specializes in the management of preferred and hybrid securities.
Stonebridge Advisors LLC Portfolio Management Team
Scott T. Fleming - Chief Executive Officer and President
Robert Wolf - Chief Investment Officer, Senior Vice President and Senior Portfolio Manager
Eric Weaver - Senior Vice President, Chief Strategist and Portfolio Manager

First Trust Preferred Securities and Income ETF (FPE)
Understanding Your Fund Expenses
April 30, 2021 (Unaudited)
As a shareholder of the First Trust Preferred Securities and Income ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2021.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Preferred Securities and Income ETF (FPE)
Actual	$1,000.00	$1,079.90	0.85%	$4.38
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	0.85%	$4.26

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2020 through April 30, 2021), multiplied by 181/365 (to reflect the six-month period).

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments
April 30, 2021 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 25.4%
	Banks – 6.1%
2,935	Atlantic Union Bankshares Corp., Series A	6.88%	(a)	$81,123
640	Bank of America Corp., Series HH	5.88%	(a)	17,523
96,867	Bank of America Corp., Series LL	5.00%	(a)	2,640,594
1,236,872	Bank of America Corp., Series NN	4.38%	(a)	31,404,180
1,064,786	Citigroup Capital XIII, 3 Mo. LIBOR + 6.37% (b)	6.56%	10/30/40	28,898,292
83,825	Citizens Financial Group, Inc., Series E	5.00%	(a)	2,175,259
633,464	Fifth Third Bancorp, Series A (c)	6.00%	(a)	16,850,142
928	Fifth Third Bancorp, Series I (d)	6.63%	(a)	26,225
165,096	First Midwest Bancorp, Inc., Series A	7.00%	(a)	4,687,075
303,990	First Republic Bank, Series K	4.13%	(a)	7,584,551
588,661	Fulton Financial Corp., Series A	5.13%	(a)	15,211,000
3,503,776	GMAC Capital Trust I, Series 2, 3 Mo. LIBOR + 5.79% (b)	5.98%	02/15/40	89,836,817
572,770	Huntington Bancshares, Inc., Series H	4.50%	(a)	14,405,166
1,801	KeyCorp, Series F	5.65%	(a)	48,825
4,431	KeyCorp, Series G	5.63%	(a)	122,251
657,493	People’s United Financial, Inc., Series A (d)	5.63%	(a)	18,081,058
810,266	Pinnacle Financial Partners, Inc., Series B	6.75%	(a)	22,452,471
645,505	Regions Financial Corp., Series A	6.38%	(a)	16,376,462
549,646	Regions Financial Corp., Series E	4.45%	(a)	13,576,256
1,263,103	Signature Bank, Series A	5.00%	(a)	32,398,592
99,421	Texas Capital Bancshares, Inc., Series B	5.75%	(a)	2,573,016
165,452	Truist Financial Corp., Series R	4.75%	(a)	4,387,787
34,719	US Bancorp, Series F (d)	6.50%	(a)	903,388
121,332	US Bancorp, Series M	4.00%	(a)	3,026,020
8,836	Valley National Bancorp, Series A (d)	6.25%	(a)	247,320
103,342	Valley National Bancorp, Series B (d)	5.50%	(a)	2,661,057
687,287	Wells Fargo & Co., Series X	5.50%	(a)	17,718,259
297,283	Wells Fargo & Co., Series Y	5.63%	(a)	7,845,298
612,124	WesBanco, Inc., Series A (c) (d)	6.75%	(a)	17,574,080
585	Wintrust Financial Corp., Series D (d)	6.50%	(a)	16,345
790,016	Wintrust Financial Corp., Series E (d)	6.88%	(a)	22,025,646
				395,852,078
	Capital Markets – 1.2%
209,931	Affiliated Managers Group, Inc.	5.88%	03/30/59	5,789,897
298,980	Affiliated Managers Group, Inc.	4.75%	09/30/60	7,662,857
566,927	Apollo Global Management, Inc., Series B	6.38%	(a)	15,216,321
20,496	Brightsphere Investment Group, Inc.	5.13%	08/01/31	518,139
779,990	KKR Group Finance Co., IX LLC	4.63%	04/01/61	20,080,843
130,705	Legg Mason, Inc.	5.45%	09/15/56	3,323,828
31,025	Morgan Stanley, Series K (d)	5.85%	(a)	887,315
365,468	Oaktree Capital Group LLC, Series A	6.63%	(a)	9,794,542
628,038	Oaktree Capital Group LLC, Series B	6.55%	(a)	16,894,222
42,455	Stifel Financial Corp., Series A	6.25%	(a)	1,082,603
				81,250,567
	Consumer Finance – 0.1%
133,955	Capital One Financial Corp., Series I	5.00%	(a)	3,482,830
77,671	Capital One Financial Corp., Series J	4.80%	(a)	1,976,727
				5,459,557
	Diversified Financial Services – 0.3%
755,608	Equitable Holdings, Inc., Series A	5.25%	(a)	19,706,257
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Diversified Telecommunication Services – 1.1%
814,988	AT&T, Inc., Series C	4.75%	(a)	$20,725,145
881,444	Qwest Corp.	6.50%	09/01/56	22,494,451
967,695	Qwest Corp.	6.75%	06/15/57	25,305,224
				68,524,820
	Electric Utilities – 1.6%
718,272	Brookfield BRP Holdings Canada, Inc.	4.63%	(a)	17,788,006
1,872	PPL Capital Funding, Inc., Series B	5.90%	04/30/73	47,736
222,128	SCE Trust III, Series H (d)	5.75%	(a)	5,642,051
419,384	SCE Trust IV, Series J (d)	5.38%	(a)	10,526,538
482,178	SCE Trust V, Series K (d)	5.45%	(a)	12,300,361
573,799	Southern (The) Co.	4.95%	01/30/80	15,240,102
1,617,777	Southern (The) Co., Series C	4.20%	10/15/60	40,703,269
				102,248,063
	Equity Real Estate Investment Trusts – 1.1%
532,351	American Homes 4 Rent, Series D	6.50%	(a)	13,447,186
948,529	American Homes 4 Rent, Series E	6.35%	(a)	24,073,666
4,695	Digital Realty Trust, Inc., Series L	5.20%	(a)	127,939
530,126	Global Net Lease, Inc., Series A	7.25%	(a)	14,170,268
55,172	National Storage Affiliates Trust, Series A	6.00%	(a)	1,470,334
596,394	Vornado Realty Trust, Series N	5.25%	(a)	15,858,116
				69,147,509
	Food Products – 1.2%
208,807	CHS, Inc., Series 1	7.88%	(a)	5,938,471
1,147,107	CHS, Inc., Series 2 (d)	7.10%	(a)	31,591,327
978,054	CHS, Inc., Series 3 (d)	6.75%	(a)	26,945,388
414,579	CHS, Inc., Series 4	7.50%	(a)	11,823,793
				76,298,979
	Gas Utilities – 0.2%
506,481	South Jersey Industries, Inc.	5.63%	09/16/79	13,234,348
115,335	Spire, Inc., Series A	5.90%	(a)	3,195,933
				16,430,281
	Independent Power & Renewable Electricity Producers – 0.2%
460,192	Brookfield Renewable Partners L.P., Series 17 (c)	5.25%	(a)	12,107,651
	Insurance – 6.2%
1,604,537	Aegon Funding Co., LLC	5.10%	12/15/49	42,054,915
1,794,554	American Equity Investment Life Holding Co., Series A (d)	5.95%	(a)	49,422,017
739,255	American Equity Investment Life Holding Co., Series B (d)	6.63%	(a)	20,743,495
211,856	AmTrust Financial Services, Inc.	7.25%	06/15/55	4,703,203
250,540	AmTrust Financial Services, Inc.	7.50%	09/15/55	5,536,934
262,243	Aspen Insurance Holdings Ltd.	5.63%	(a)	6,936,327
1,268,421	Aspen Insurance Holdings Ltd.	5.63%	(a)	32,991,630
890,843	Aspen Insurance Holdings Ltd. (d)	5.95%	(a)	24,097,303
766,072	Assurant, Inc.	5.25%	01/15/61	20,140,033
119,965	Assured Guaranty Municipal Holdings, Inc.	6.25%	11/01/02	3,187,470
1,024,593	Athene Holding Ltd., Series A (d)	6.35%	(a)	29,231,638
458,646	Athene Holding Ltd., Series C (d)	6.38%	(a)	12,915,471
250,786	Axis Capital Holdings Ltd., Series E	5.50%	(a)	6,382,504
596,872	CNO Financial Group, Inc.	5.13%	11/25/60	15,232,174
1,089,146	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (b)	3.39%	05/15/37	23,416,639

See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Insurance (Continued)
811,521	Enstar Group Ltd., Series D (d)	7.00%	(a)	$23,379,920
515,934	Global Indemnity Group LLC	7.88%	04/15/47	13,538,108
240,227	National General Holdings Corp., Series C	7.50%	(a)	6,082,548
206,120	Phoenix Cos. (The), Inc.	7.45%	01/15/32	3,486,005
1,123,061	Prudential Financial, Inc.	4.13%	09/01/60	28,828,976
26,754	Reinsurance Group of America, Inc. (d)	6.20%	09/15/42	708,981
462,920	Reinsurance Group of America, Inc. (d)	5.75%	06/15/56	13,040,457
275,575	Selective Insurance Group, Inc., Series B	4.60%	(a)	6,892,131
14,960	W.R. Berkley Corp.	5.75%	06/01/56	378,787
276,198	W.R. Berkley Corp.	5.10%	12/30/59	7,272,293
51,819	W.R. Berkley Corp.	4.13%	03/30/61	1,322,939
				401,922,898
	Mortgage Real Estate Investment Trusts – 1.0%
572,296	AGNC Investment Corp., Series C (d)	7.00%	(a)	14,725,176
314,716	AGNC Investment Corp., Series D (d)	6.88%	(a)	7,971,756
53,586	AGNC Investment Corp., Series E (d)	6.50%	(a)	1,341,258
618,021	AGNC Investment Corp., Series F (d)	6.13%	(a)	14,844,864
734,505	Annaly Capital Management, Inc., Series F (d)	6.95%	(a)	18,597,667
257,633	Annaly Capital Management, Inc., Series I (d)	6.75%	(a)	6,667,542
				64,148,263
	Multi-Utilities – 1.2%
463,337	Algonquin Power & Utilities Corp. (d)	6.88%	10/17/78	12,788,101
677,092	Algonquin Power & Utilities Corp., Series 19-A (d)	6.20%	07/01/79	18,768,990
608,332	Brookfield Infrastructure Partners L.P., Series 13	5.13%	(a)	15,640,216
767,543	Integrys Holding, Inc. (d)	6.00%	08/01/73	20,032,873
326,635	Sempra Energy	5.75%	07/01/79	8,943,266
				76,173,446
	Oil, Gas & Consumable Fuels – 1.4%
190,911	DCP Midstream L.P., Series B (d)	7.88%	(a)	4,629,592
180,807	DCP Midstream L.P., Series C (d)	7.95%	(a)	4,393,610
1,786	Enbridge, Inc., Series B (d)	6.38%	04/15/78	47,329
95,333	Energy Transfer L.P., Series C (d)	7.38%	(a)	2,290,852
5,469	Energy Transfer L.P., Series D (d)	7.63%	(a)	132,678
1,929,657	Energy Transfer L.P., Series E (d)	7.60%	(a)	46,852,072
580,633	NuStar Energy L.P., Series A (d)	8.50%	(a)	13,691,326
892,477	NuStar Logistics L.P., 3 Mo. LIBOR + 6.73% (b)	6.92%	01/15/43	21,580,094
				93,617,553
	Real Estate Management & Development – 0.8%
872,566	Brookfield Property Partners L.P., Series A	5.75%	(a)	20,679,814
154,070	Brookfield Property Partners L.P., Series A-1	6.50%	(a)	3,918,000
1,021,260	Brookfield Property Partners L.P., Series A2	6.38%	(a)	25,797,028
				50,394,842
	Thrifts & Mortgage Finance – 0.6%
970,718	New York Community Bancorp, Inc., Series A (d)	6.38%	(a)	26,956,839
369,742	Washington Federal, Inc., Series A	4.88%	(a)	9,517,159
				36,473,998
	Trading Companies & Distributors – 0.6%
710,921	Air Lease Corp., Series A (d)	6.15%	(a)	19,095,338
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Trading Companies & Distributors (Continued)
538,315	WESCO International, Inc., Series A (d)	10.63%	(a)	$17,086,118
				36,181,456
	Wireless Telecommunication Services – 0.5%
301,342	United States Cellular Corp.	7.25%	12/01/63	7,629,979
221,817	United States Cellular Corp.	6.25%	09/01/69	5,878,151
742,311	United States Cellular Corp.	5.50%	03/01/70	18,988,315
				32,496,445
	Total $25 Par Preferred Securities			1,638,434,663
	(Cost $1,564,576,227)
$100 PAR PREFERRED SECURITIES – 1.0%
	Banks – 0.7%
88,231	AgriBank FCB (d)	6.88%	(a)	9,639,236
62,100	CoBank ACB, Series F (d)	6.25%	(a)	6,691,275
118,243	CoBank ACB, Series G	6.13%	(a)	12,409,603
49,330	CoBank ACB, Series H (d)	6.20%	(a)	5,327,640
118,015	Farm Credit Bank of Texas (d) (e)	6.75%	(a)	12,981,650
				47,049,404
	Food Products – 0.3%
700	Dairy Farmers of America, Inc. (e)	7.88%	(a)	71,575
167,250	Dairy Farmers of America, Inc. (f)	7.88%	(a)	16,808,625
				16,880,200
	Total $100 Par Preferred Securities			63,929,604
	(Cost $62,027,466)
$1,000 PAR PREFERRED SECURITIES – 1.9%
	Banks – 1.8%
15,714	Bank of America Corp., Series L	7.25%	(a)	22,250,710
65,783	Wells Fargo & Co., Series L	7.50%	(a)	94,320,981
				116,571,691
	Diversified Financial Services – 0.1%
5,500	Compeer Financial ACA (d) (e)	6.75%	(a)	5,940,000
	Total $1,000 Par Preferred Securities			122,511,691
	(Cost $116,627,382)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 67.2%
	Banks – 31.1%
$35,549,000	Australia & New Zealand Banking Group Ltd. (d) (e) (g)	6.75%	(a)	41,639,788
39,900,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (d) (g)	6.50%	(a)	43,738,380
11,250,000	Banco Mercantil del Norte S.A. (d) (e) (g)	7.50%	(a)	12,488,738
15,700,000	Banco Mercantil del Norte S.A. (d) (e) (g)	7.63%	(a)	17,438,226
21,630,000	Banco Mercantil del Norte S.A. (d) (e) (g)	8.38%	(a)	25,733,211
10,600,000	Banco Mercantil del Norte S.A. (d) (e) (g)	5.75%	10/04/31	11,393,092
37,800,000	Banco Santander S.A. (d) (g) (h)	7.50%	(a)	41,792,625
9,528,000	Bank of America Corp., Series X (d)	6.25%	(a)	10,629,675
42,800,000	Bank of Nova Scotia (The) (d)	4.90%	(a)	46,061,360
30,400,000	Barclays PLC (d) (g)	6.13%	(a)	33,654,928
35,800,000	Barclays PLC (d) (g)	7.75%	(a)	39,469,500

See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$50,390,000	Barclays PLC (d) (g) (h)	7.88%	(a)	$53,003,981
95,850,000	Barclays PLC (d) (g)	8.00%	(a)	108,849,656
11,600,000	BBVA Bancomer S.A. (d) (e) (g)	5.88%	09/13/34	12,702,000
12,540,000	BNP Paribas S.A. (d) (e) (g)	6.63%	(a)	13,822,215
42,500,000	BNP Paribas S.A. (d) (e) (g)	7.38%	(a)	49,623,212
51,200,000	Citigroup, Inc. (d)	3.88%	(a)	51,584,000
781,000	Citigroup, Inc. (d)	5.90%	(a)	825,908
13,772,000	Citigroup, Inc. (d)	5.95%	(a)	14,563,890
997,000	Citigroup, Inc., Series D (d)	5.35%	(a)	1,031,895
16,200,000	Citigroup, Inc., Series P (d)	5.95%	(a)	17,687,160
4,000,000	Citigroup, Inc., Series Q, 3 Mo. LIBOR + 4.10% (b)	4.32%	(a)	4,014,000
21,890,000	Citigroup, Inc., Series R, 3 Mo. LIBOR + 4.48% (b)	4.67%	(a)	21,917,362
34,250,000	Citigroup, Inc., Series T (d)	6.25%	(a)	39,997,150
20,393,000	Citigroup, Inc., Series W (d)	4.00%	(a)	20,705,013
11,016,000	Citizens Financial Group, Inc., Series A, 3 Mo. LIBOR + 3.96% (b)	4.15%	(a)	11,043,540
20,560,000	Citizens Financial Group, Inc., Series F (d)	5.65%	(a)	22,795,900
20,474,000	CoBank ACB, Series I (d)	6.25%	(a)	23,027,108
14,400,000	Comerica, Inc. (d)	5.63%	(a)	16,038,000
11,200,000	Commerzbank AG (d) (g) (h)	7.00%	(a)	12,096,403
38,310,000	Credit Agricole S.A. (d) (e) (g)	6.88%	(a)	42,807,019
44,100,000	Credit Agricole S.A. (d) (e) (g)	7.88%	(a)	49,943,250
3,000,000	Credit Agricole S.A. (d) (g) (h)	7.88%	(a)	3,397,500
47,100,000	Credit Agricole S.A. (d) (e) (g)	8.13%	(a)	57,208,602
21,313,000	Danske Bank A.S. (d) (g) (h)	6.13%	(a)	23,079,912
15,960,000	Danske Bank A.S. (d) (g) (h)	7.00%	(a)	18,095,847
7,650,000	Farm Credit Bank of Texas, Series 3 (d) (e)	6.20%	(a)	8,252,438
20,300,000	Farm Credit Bank of Texas, Series 4 (d) (e)	5.70%	(a)	22,101,625
2,010,000	Fifth Third Bancorp, Series H (d)	5.10%	(a)	2,077,838
26,000,000	Fifth Third Bancorp, Series L (d)	4.50%	(a)	27,787,500
17,000,000	HSBC Holdings PLC (d) (g)	4.60%	(a)	17,233,750
49,619,000	HSBC Holdings PLC (d) (g)	6.38%	(a)	55,001,421
23,300,000	Huntington Bancshares, Inc., Series G (d)	4.45%	(a)	24,971,775
35,836,000	ING Groep N.V. (d) (g)	5.75%	(a)	39,535,171
25,179,000	ING Groep N.V. (d) (g)	6.50%	(a)	28,090,951
22,263,000	ING Groep N.V. (d) (g) (h)	6.88%	(a)	23,279,350
34,125,000	Intesa Sanpaolo S.p.A. (d) (e) (g)	7.70%	(a)	38,902,500
24,201,000	JPMorgan Chase & Co., Series Q (d)	5.15%	(a)	24,987,532
12,861,000	JPMorgan Chase & Co., Series R (d)	6.00%	(a)	13,679,281
60,462,000	JPMorgan Chase & Co., Series V, 3 Mo. LIBOR + 3.32% (b)	3.52%	(a)	60,613,155
19,651,000	JPMorgan Chase & Co., Series Z, 3 Mo. LIBOR + 3.80% (b)	4.01%	(a)	19,750,901
32,100,000	Lloyds Banking Group PLC (d) (g)	6.75%	(a)	36,600,901
62,814,000	Lloyds Banking Group PLC (d) (g)	7.50%	(a)	71,111,101
13,000,000	M&T Bank Corp., Series G (d)	5.00%	(a)	13,861,250
8,500,000	Natwest Group PLC (d) (g)	6.00%	(a)	9,423,950
21,325,000	Natwest Group PLC (d) (g)	8.00%	(a)	25,163,926
7,250,000	Natwest Group PLC (d) (g)	8.63%	(a)	7,408,920
27,000,000	Nordea Bank Abp (d) (e) (g)	6.63%	(a)	31,261,545
17,400,000	Regions Financial Corp., Series D (d)	5.75%	(a)	19,444,500
2,400,000	Skandinaviska Enskilda Banken AB (d) (g) (h)	5.63%	(a)	2,487,000
77,000,000	Societe Generale S.A. (d) (e) (g)	5.38%	(a)	80,272,500
12,100,000	Societe Generale S.A. (d) (e) (g)	7.38%	(a)	12,342,968
53,289,000	Societe Generale S.A. (d) (e) (g)	7.88%	(a)	59,776,936
20,000,000	Societe Generale S.A. (d) (g) (h)	7.88%	(a)	22,435,000
3,500,000	Societe Generale S.A. (d) (e) (g)	8.00%	(a)	4,131,523
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$25,600,000	Standard Chartered PLC (d) (e) (g)	6.00%	(a)	$28,046,080
13,400,000	Swedbank AB, Series NC5 (d) (g) (h)	5.63%	(a)	14,488,750
8,350,000	Texas Capital Bancshares, Inc. (d)	4.00%	05/06/31	8,423,063
16,969,000	Truist Financial Corp., Series P (d)	4.95%	(a)	18,708,322
56,950,000	UniCredit S.p.A. (d) (g) (h)	8.00%	(a)	63,812,475
13,500,000	UniCredit S.p.A. (d) (e)	5.46%	06/30/35	14,525,696
41,077,000	Wells Fargo & Co., Series BB (d)	3.90%	(a)	42,022,798
				2,005,914,438
	Capital Markets – 9.4%
31,096,000	Apollo Management Holdings L.P. (d) (e)	4.95%	01/14/50	32,145,490
23,900,000	Bank of New York Mellon (The) Corp., Series G (d)	4.70%	(a)	26,409,500
47,674,000	Charles Schwab (The) Corp., Series G (d)	5.38%	(a)	53,127,906
61,850,000	Charles Schwab (The) Corp., Series I (d)	4.00%	(a)	63,709,211
27,200,000	Credit Suisse Group AG (d) (e) (g)	4.50%	(a)	26,044,000
38,800,000	Credit Suisse Group AG (d) (e) (g)	5.25%	(a)	40,400,500
48,900,000	Credit Suisse Group AG (d) (e) (g)	6.38%	(a)	53,210,779
5,175,000	Credit Suisse Group AG (d) (g) (h)	7.13%	(a)	5,400,630
9,000,000	Credit Suisse Group AG (d) (e) (g)	7.25%	(a)	9,967,455
4,407,000	Credit Suisse Group AG (d) (e) (g)	7.50%	(a)	4,858,718
66,900,000	Credit Suisse Group AG (d) (e) (g)	7.50%	(a)	71,736,870
4,100,000	EFG International AG (d) (g) (h)	5.50%	(a)	4,313,950
54,467,000	Goldman Sachs Group (The), Inc., Series Q (d)	5.50%	(a)	59,641,365
9,600,000	Goldman Sachs Group (The), Inc., Series R (d)	4.95%	(a)	10,344,480
13,870,000	Goldman Sachs Group (The), Inc., Series T (d)	3.80%	(a)	13,911,610
20,856,000	Morgan Stanley, Series H, 3 Mo. LIBOR + 3.61% (b)	3.79%	(a)	20,929,517
29,453,000	Morgan Stanley, Series M (d)	5.88%	(a)	33,465,971
17,000,000	UBS Group AG (d) (e) (g)	4.38%	(a)	16,978,920
26,389,000	UBS Group AG (d) (g) (h)	6.88%	(a)	30,066,334
28,500,000	UBS Group AG (d) (e) (g)	7.00%	(a)	31,458,728
				608,121,934
	Consumer Finance – 0.1%
8,688,000	Capital One Financial Corp., Series E, 3 Mo. LIBOR + 3.80% (b)	3.99%	(a)	8,625,664
	Diversified Financial Services – 1.2%
27,150,000	Capital Farm Credit ACA, Series 1 (d) (e)	5.00%	(a)	27,760,875
26,571,000	Voya Financial, Inc. (d)	5.65%	05/15/53	28,543,764
16,548,000	Voya Financial, Inc., Series A (d)	6.13%	(a)	18,285,044
				74,589,683
	Diversified Telecommunication Services – 0.8%
12,882,000	Koninklijke KPN N.V. (d) (e)	7.00%	03/28/73	13,799,843
32,310,000	Koninklijke KPN N.V. (d) (h)	7.00%	03/28/73	34,612,087
				48,411,930
	Electric Utilities – 3.7%
18,918,000	Duke Energy Corp. (d)	4.88%	(a)	20,106,050
116,167,000	Emera, Inc., Series 16-A (d)	6.75%	06/15/76	134,677,631
54,244,000	Enel S.p.A. (d) (e)	8.75%	09/24/73	63,465,480
22,016,000	Southern California Edison Co., Series E (d)	6.25%	(a)	22,456,320
				240,705,481
	Energy Equipment & Services – 0.6%
3,524,000	Transcanada Trust (d)	5.63%	05/20/75	3,797,110

See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Energy Equipment & Services (Continued)
$29,200,000	Transcanada Trust (d)	5.50%	09/15/79	$31,725,216
				35,522,326
	Food Products – 2.0%
8,200,000	Dairy Farmers of America, Inc. (f)	7.13%	(a)	8,241,000
23,748,000	Land O’Lakes Capital Trust I (f)	7.45%	03/15/28	27,785,160
44,148,000	Land O’Lakes, Inc. (e)	7.00%	(a)	45,306,885
12,720,000	Land O’Lakes, Inc. (e)	7.25%	(a)	13,292,400
31,520,000	Land O’Lakes, Inc. (e)	8.00%	(a)	33,568,800
				128,194,245
	Gas Utilities – 0.3%
19,080,000	South Jersey Industries, Inc.	5.02%	04/15/31	19,936,403
	Independent Power & Renewable Electricity Producers – 0.2%
14,786,000	AES Gener S.A. (d) (e)	6.35%	10/07/79	15,779,397
	Insurance – 8.1%
26,000,000	Allianz SE (d) (e)	3.50%	(a)	26,747,500
25,677,000	Asahi Mutual Life Insurance Co. (d) (h)	6.50%	(a)	27,665,438
11,000,000	Asahi Mutual Life Insurance Co. (d) (h)	7.25%	(a)	11,408,608
31,900,000	Assurant, Inc. (d)	7.00%	03/27/48	36,126,750
12,749,000	Assured Guaranty Municipal Holdings, Inc. (d) (e)	6.40%	12/15/66	13,277,113
36,220,000	AXIS Specialty Finance LLC (d)	4.90%	01/15/40	37,703,209
23,688,000	Enstar Finance LLC (d)	5.75%	09/01/40	25,020,450
13,700,000	Fortegra Financial Corp. (d) (f)	8.50%	10/15/57	15,584,961
15,106,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (b) (e)	2.32%	02/12/47	14,539,954
22,929,000	Kuvare US Holdings, Inc. (d) (e)	7.00%	02/17/51	23,564,353
9,310,000	La Mondiale SAM (d) (h)	5.88%	01/26/47	10,585,200
13,825,000	Lincoln National Corp., 3 Mo. LIBOR + 2.36% (b)	2.55%	05/17/66	11,924,063
56,037,000	Markel Corp. (d)	6.00%	(a)	61,150,376
17,000,000	MetLife, Inc., Series G (d)	3.85%	(a)	17,935,000
12,300,000	Nippon Life Insurance Co. (d) (e)	2.75%	01/21/51	11,884,875
12,950,000	PartnerRe Finance B LLC (d)	4.50%	10/01/50	13,333,434
3,000,000	Phoenix Group Holdings PLC (d) (h)	5.63%	(a)	3,196,746
18,959,000	Principal Financial Group, Inc., 3 Mo. LIBOR + 3.04% (b)	3.24%	05/15/55	18,816,807
41,900,000	QBE Insurance Group Ltd. (d) (e)	5.88%	(a)	45,513,875
24,900,000	QBE Insurance Group Ltd. (d) (e)	7.50%	11/24/43	27,888,000
605,000	QBE Insurance Group Ltd. (d) (h)	7.50%	11/24/43	677,600
30,649,000	QBE Insurance Group Ltd. (d) (h)	6.75%	12/02/44	34,505,410
16,000,000	QBE Insurance Group Ltd. (d) (h)	5.88%	06/17/46	17,594,709
15,521,000	Reinsurance Group of America, Inc., 3 Mo. LIBOR + 2.67% (b)	2.85%	12/15/65	14,667,345
				521,311,776
	Multi-Utilities – 1.3%
29,397,000	CenterPoint Energy, Inc., Series A (d)	6.13%	(a)	31,362,924
18,336,000	CMS Energy Corp. (d)	3.75%	12/01/50	18,496,440
14,520,000	NiSource, Inc. (d)	5.65%	(a)	15,191,550
17,000,000	Sempra Energy (d)	4.88%	(a)	18,639,480
				83,690,394
	Oil, Gas & Consumable Fuels – 5.5%
16,993,000	BP Capital Markets PLC (d)	4.88%	(a)	18,246,234
6,988,000	Buckeye Partners L.P. (d)	6.38%	01/22/78	5,760,173
49,769,000	DCP Midstream L.P., Series A (d)	7.38%	(a)	45,663,058
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Oil, Gas & Consumable Fuels (Continued)
$24,636,000	DCP Midstream Operating L.P. (d) (e)	5.85%	05/21/43	$22,401,392
10,905,000	Enbridge, Inc. (d)	5.50%	07/15/77	11,387,063
57,082,000	Enbridge, Inc. (d)	6.25%	03/01/78	61,942,864
65,166,000	Enbridge, Inc., Series 16-A (d)	6.00%	01/15/77	70,229,286
30,400,000	Enbridge, Inc., Series 20-A (d)	5.75%	07/15/80	33,601,424
32,460,000	Energy Transfer L.P., 3 Mo. LIBOR + 3.02% (b)	3.22%	11/01/66	24,123,623
43,682,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (b) (c)	2.97%	06/01/67	38,739,163
23,446,000	Enterprise Products Operating LLC, Series D (d)	4.88%	08/16/77	22,701,405
				354,795,685
	Trading Companies & Distributors – 2.3%
126,036,000	AerCap Holdings N.V. (d)	5.88%	10/10/79	131,745,431
13,700,000	Air Lease Corp., Series B (d)	4.65%	(a)	14,008,250
				145,753,681
	Transportation Infrastructure – 0.6%
39,000,000	AerCap Global Aviation Trust (d) (e)	6.50%	06/15/45	41,583,750
	Total Capital Preferred Securities			4,332,936,787
	(Cost $4,098,094,490)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 0.9%
	Insurance – 0.9%
56,500,000	Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (e) (i)	7.63%	10/15/25	60,438,050
	(Cost $58,849,350)
CORPORATE BONDS AND NOTES – 0.2%
	Insurance – 0.2%
10,200,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	10,272,044
	(Cost $10,178,866)

Total Investments – 96.6%	6,228,522,839
(Cost $5,910,353,781) (j)
Net Other Assets and Liabilities – 3.4%	216,445,101
Net Assets – 100.0%	$6,444,967,940

(a)	Perpetual maturity.
(b)	Floating or variable rate security.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor (the “Advisor”).
(d)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2021. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(e)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2021, securities noted as such amounted to $1,441,020,391 or 22.4% of net assets.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Financial Statements).

See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
(g)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At April 30, 2021, securities noted as such amounted to $1,677,221,687 or 26.0% of net assets. Of these securities, 4.8% originated in emerging markets, and 95.2% originated in foreign markets.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(i)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the six months ended April 30, 2021, this security paid all of its interest in cash.
(j)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $331,113,550 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $12,944,492. The net unrealized appreciation was $318,169,058.
LIBOR	London Interbank Offered Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Banks	$ 395,852,078	$ 365,899,360	$ 29,952,718	$ —
Capital Markets	81,250,567	77,926,739	3,323,828	—
Insurance	401,922,898	358,697,569	43,225,329	—
Multi-Utilities	76,173,446	56,140,573	20,032,873	—
Other industry categories*	683,235,674	683,235,674	—	—
$100 Par Preferred Securities*	63,929,604	—	63,929,604	—
$1,000 Par Preferred Securities:
Banks	116,571,691	116,571,691	—	—
Diversified Financial Services	5,940,000	—	5,940,000	—
Capital Preferred Securities*	4,332,936,787	—	4,332,936,787	—
Corporate Bonds and Notes*	10,272,044	—	10,272,044	—
Foreign Corporate Bonds and Notes*	60,438,050	—	60,438,050	—
Total Investments	$ 6,228,522,839	$ 1,658,471,606	$ 4,570,051,233	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Statement of Assets and Liabilities
April 30, 2021 (Unaudited)
ASSETS:
Investments, at value (Cost $5,910,353,781)	$ 6,228,522,839
Cash	233,845,854
Receivables:
Interest	49,978,010
Dividends	2,613,838
Interest reclaims	1,719,837
Investment securities sold	1,150,823
Dividend reclaims	198,027
Total Assets	6,518,029,228
LIABILITIES:
Payables:
Investment securities purchased	68,644,256
Investment advisory fees	4,417,032
Total Liabilities	73,061,288
NET ASSETS	$6,444,967,940
NET ASSETS consist of:
Paid-in capital	$ 6,248,722,178
Par value	3,175,550
Accumulated distributable earnings (loss)	193,070,212
NET ASSETS	$6,444,967,940
NET ASSET VALUE, per share	$20.30
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	317,555,000

See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Statement of Operations
For the Six Months Ended April 30, 2021 (Unaudited)
INVESTMENT INCOME:
Interest	$ 117,538,275
Dividends	48,687,484
Foreign withholding tax	(9,873)
Total investment income	166,215,886
EXPENSES:
Investment advisory fees	25,172,042
Total expenses	25,172,042
NET INVESTMENT INCOME (LOSS)	141,043,844
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	34,911,626
In-kind redemptions	172,489
Net realized gain (loss)	35,084,115
Net change in unrealized appreciation (depreciation) on investments	268,087,303
NET REALIZED AND UNREALIZED GAIN (LOSS)	303,171,418
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 444,215,262
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Statements of Changes in Net Assets
	Six Months Ended 4/30/2021 (Unaudited)	Year Ended 10/31/2020
OPERATIONS:
Net investment income (loss)	$ 141,043,844	$ 265,251,808
Net realized gain (loss)	35,084,115	(138,300,544)
Net change in unrealized appreciation (depreciation)	268,087,303	(60,836,239)
Net increase (decrease) in net assets resulting from operations	444,215,262	66,115,025
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(139,555,841)	(249,230,037)
Return of capital	—	(17,657,142)
Total distributions to shareholders	(139,555,841)	(266,887,179)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	770,623,114	1,414,541,333
Cost of shares redeemed	(52,747,111)	(469,855,741)
Net increase (decrease) in net assets resulting from shareholder transactions	717,876,003	944,685,592
Total increase (decrease) in net assets	1,022,535,424	743,913,438
NET ASSETS:
Beginning of period	5,422,432,516	4,678,519,078
End of period	$6,444,967,940	$5,422,432,516
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	281,905,000	235,205,000
Shares sold	38,300,000	73,400,000
Shares redeemed	(2,650,000)	(26,700,000)
Shares outstanding, end of period	317,555,000	281,905,000

See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Financial Highlights
For a share outstanding throughout each period
	Six Months Ended 4/30/2021 (Unaudited)	Year Ended October 31,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 19.23	$ 19.89	$ 18.76	$ 20.13	$ 19.47	$ 18.97
Income from investment operations:
Net investment income (loss)	0.47	1.00	1.08	1.08	1.08	1.12
Net realized and unrealized gain (loss)	1.07	(0.66)	1.14	(1.37)	0.66	0.52
Total from investment operations	1.54	0.34	2.22	(0.29)	1.74	1.64
Distributions paid to shareholders from:
Net investment income	(0.47)	(0.94)	(1.07)	(1.08)	(1.08)	(1.13)
Return of capital	—	(0.06)	(0.02)	(0.00) (a)	(0.00) (a)	(0.01)
Total distributions	(0.47)	(1.00)	(1.09)	(1.08)	(1.08)	(1.14)
Net asset value, end of period	$20.30	$19.23	$19.89	$18.76	$20.13	$19.47
Total return (b)	7.99%	1.94%	12.25%	(1.47)%	9.24%	8.97%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 6,444,968	$ 5,422,433	$ 4,678,519	$ 3,374,372	$ 3,026,083	$ 1,375,398
Ratio of total expenses to average net assets	0.85% (c)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	4.76% (c)	5.24%	5.69%	5.56%	5.54%	5.97%
Portfolio turnover rate (d)	15%	43%	28%	24%	13%	32%

(a)	Amount is less than $0.01.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Preferred Securities and Income ETF (FPE)
April 30, 2021 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is a diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of seventeen funds that are offering shares. This report covers the First Trust Preferred Securities and Income ETF (the “Fund”), which trades under the ticker FPE on the NYSE Arca, Inc. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek total return and to provide current income. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in preferred securities and income-producing debt securities, including corporate bonds, high-yield securities (commonly referred to as “junk” bonds) and convertible securities. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Exchange-traded funds, preferred stocks, real estate investment trusts (“REITs”) and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Bonds, notes, capital preferred securities, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income ETF (FPE)
April 30, 2021 (Unaudited)
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income ETF (FPE)
April 30, 2021 (Unaudited)
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2021, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Distributions received from the Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
The United Kingdom’s Financial Conduct Authority, which regulates the London Interbank Offered Rates (“LIBOR”), announced on March 5, 2021 that all non-USD LIBOR reference rates and the 1-week and 2-month USD LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining USD LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. The International Swaps and Derivatives Association, Inc. (“ISDA”) confirmed that the March 5, 2021 announcement constituted an index cessation event under the Interbank Offered Rates (“IBOR”) Fallbacks Supplement and the ISDA 2020 IBOR Fallbacks Protocol for all 35 LIBOR settings and confirmed that the spread adjustment to be used in ISDA fallbacks was fixed as of the date of the announcement.
In the United States, the Alternative Reference Rates Committee (the “ARRC”), a group of market participants convened by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate (“SOFR”), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New York began daily publishing of SOFR in April 2018.
At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.
C. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2021, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees.

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income ETF (FPE)
April 30, 2021 (Unaudited)
Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	09/15/16-03/24/21	$8,200,000	$100.50	$8,291,000	$8,241,000	0.13%
Dairy Farmers of America, Inc., 7.88%	03/23/21-04/12/21	167,250	100.50	16,844,962	16,808,625	0.24
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17-03/12/18	$13,700,000	113.76	13,718,900	15,584,961	0.43
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	03/20/15-05/09/18	$23,748,000	117.00	25,847,520	27,785,160	0.26
				$64,702,382	$68,419,746	1.06%
D. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2020, was as follows:
Distributions paid from:
Ordinary income	$249,230,037
Capital gains	—
Return of capital	17,657,142
As of October 31, 2020, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(176,840,881)
Net unrealized appreciation (depreciation)	65,251,672
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2017, 2018, 2019, and 2020 remain open to federal and state audit. As of April 30, 2021, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income ETF (FPE)
April 30, 2021 (Unaudited)
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2020, for federal income tax purposes, the Fund had $176,840,881 of capital loss carryforward available to the extent provided by regulations, to offset future capital gains.
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”), a majority-owned affiliate of First Trust, serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust will supervise Stonebridge and its management of the investment of the Fund’s assets and will pay Stonebridge for its services as the Fund’s sub-advisor. First Trust is responsible for the Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.85% of its average daily net assets. Stonebridge receives a sub-advisory fee equal to 0.425% of the average daily net assets of the Fund less Stonebridge’s share of the Fund’s expenses. The Sub-Advisor’s fee is paid by the Advisor out of the Advisor’s management fee. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
First Trust Capital Partners, LLC (“FTCP”), an affiliate of First Trust, owns a 51% ownership interest in Stonebridge.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2021, the cost of purchases and proceeds from sales of investments, excluding short term investments and in-kind transactions, were $1,496,684,304 and $895,221,429, respectively.
For the six months ended April 30, 2021, the cost of in-kind purchases and proceeds from in-kind sales were $78,097,731 and $1,586,410, respectively.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income ETF (FPE)
April 30, 2021 (Unaudited)
shares known as “Creation Units.” Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2022.
7. Borrowings
First Trust Preferred Securities and Income ETF, along with First Trust Series Fund and First Trust Exchange-Traded Fund IV, has a $330 million Credit Agreement with The Bank of Nova Scotia (“Scotia”) as administrative agent for a group of lenders. Prior to March 3, 2021 the commitment amount was $410 million. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans, and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2021.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income ETF (FPE)
April 30, 2021 (Unaudited)
9. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were the following subsequent events:
On May 13, 2021, First Trust New York Municipal High Income ETF, an additional series of the Trust, began trading under the symbol “FMNY” on the NYSE Arca, Inc.
For the next reporting period, the Fund will use a new blended index that consists of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index. The new blended index is intended to reflect the proportional market cap of each segment of the preferred and hybrid securities market.

Additional Information
First Trust Preferred Securities and Income ETF (FPE)
April 30, 2021 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust Preferred Securities and Income ETF (FPE)
April 30, 2021 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity;

Additional Information (Continued)
First Trust Preferred Securities and Income ETF (FPE)
April 30, 2021 (Unaudited)
currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors, L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 26, 2021 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 20, 2020 through the Liquidity Committee’s annual meeting held on March 16, 2021 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

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First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Stonebridge Advisors LLC
10 Westport Road, Suite C101
Wilton, CT 06897
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

First Trust Exchange-Traded Fund III
First Trust Managed Municipal ETF (FMB)

Semi-Annual Report
For the Six Months Ended
April 30, 2021

First Trust Managed Municipal ETF (FMB)
Semi-Annual Report
April 30, 2021
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (First Trust Managed Municipal ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Managed Municipal ETF (FMB)
Semi-Annual Letter from the Chairman and CEO
April 30, 2021
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Managed Municipal ETF (the “Fund”), which contains detailed information about the Fund for the six months ended April 30, 2021.
I would like to begin my remarks by saying that this is a time for all of us to be thankful. It is astounding to me that our scientists and extended health care community successfully discovered, developed, and distributed multiple effective vaccines to treat the coronavirus (“COVID-19”) in the span of just 15 months. Suffice it to say that we are witnessing history in the making. We even received some good news recently with respect to wearing masks in public, a polarizing act for many politicians and Americans. The Centers for Disease Control and Prevention released a new set of guidelines in mid-May for those individuals who have been fully vaccinated. It essentially says fully vaccinated Americans can quit wearing their masks outdoors (even in crowds), in most indoor settings, and can drop social distancing altogether. This is a big step towards expediting the reopening of the U.S. economy.
For those who may not know, we subscribe to the buy-and-hold philosophy of investing here at First Trust Advisors L.P., even though it means enduring lots of tough times. While the notion of being able to time the market is seductive on its face, very few investors are skilled enough to make it work over time. I can think of no better example than the COVID-19 pandemic. The degree of uncertainty surrounding the onset of the virus alone was enough to make the average investor want to run for cover. And if that was not enough, the 33.8% plunge in the S&P 500® Index (the “Index”) from February 19, 2020, through March 23, 2020 (23 trading days) was a real gut check for most of us. But a funny thing happened on the way to another potential collapse of the market − it did not happen. In fact, thanks to the U.S. Federal government stepping up with trillions of dollars of timely fiscal and monetary support, the stock market roared. From March 23, 2020 through May 14, 2021, the Index posted a total return of 90.14%, according to Bloomberg. What a shame for those investors who may have moved some, or all, of their capital out of equities. What looked like a great time to de-risk turned out to be just the opposite.
The overall climate for investing looks bright for a few reasons. First, U.S. real gross domestic product (“GDP”) growth is expected to grow by 6.4% year-over-year in 2021, according to the International Monetary Fund. The last time the U.S. economy grew that fast was in 1984, when real GDP growth reached 7.2%. Second, corporate earnings are expected to recover from their 2020 slide. Bloomberg’s consensus year-over-year earnings growth rate estimates for the Index for 2021 and 2022 were 33.17% and 12.87%, respectively, as of May 14, 2021. That is a significant rebound from the 12.44% decline in earnings in 2020. Third, inflation is rising, and that is exactly what the Federal Reserve has been wanting for some time. Central banks around the world have spent years battling deflationary pressures, so a little bit of inflation is welcome at this stage of the recovery. Lastly, the U.S. labor market is robust despite the talk about the millions of people who lost their jobs in the COVID-19 pandemic and are living off unemployment benefits. As of March 31, 2021, there were 8.12 million job openings in the U.S., the highest total since record-keeping began in December 2000, according to the Bureau of Labor Statistics. We need to get people back to work.
While it seems fashionable to sell fear these days, we choose to follow the data. Remember, the Index has never failed to fully recoup the losses sustained in a market correction or bear market. Stay the course!
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Managed Municipal ETF (FMB)
The primary investment objective of First Trust Managed Municipal ETF (the “Fund”) is to generate current income that is exempt from regular federal income taxes and its secondary objective is long term capital appreciation. The Fund lists and principally trades its shares on The Nasdaq Stock Market, LLC under the ticker symbol “FMB.” Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 4/30/21	1 Year Ended 4/30/21	5 Years Ended 4/30/21	Inception (5/13/14) to 4/30/21	5 Years Ended 4/30/21	Inception (5/13/14) to 4/30/21
Fund Performance
NAV	3.71%	10.67%	3.98%	4.56%	21.57%	36.43%
Market Price	3.76%	10.54%	3.96%	4.57%	21.41%	36.53%
Index Performance
Bloomberg Barclays Revenue 10 Year (8-12) Index	2.59%	7.81%	3.56%	4.04%	19.09%	31.79%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived by the Advisor.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust Managed Municipal ETF (FMB) (Continued)
Sector Allocation	% of Total Investments (including cash)
Hospital	13.9%
Government Obligation Bond - Unlimited Tax	10.0
Insured	9.7
Water & Sewer	6.7
Higher Education	5.4
Gas	5.2
Dedicated Tax	5.0
Certificates of Participation	4.8
Government Obligation Bond - Limited Tax	4.3
Airport	4.3
Education	4.2
Continuing Care Retirement Communities	4.1
Special Assessment	3.4
Utility	3.3
Tobacco	3.0
Industrial Development Bond	2.8
Toll Road	2.4
Mass Transit	1.3
Housing	1.1
Tax Increment	1.0
Student Housing	0.8
Pre-refunded/Escrowed-to-maturity	0.8
Local Housing	0.4
Hotel	0.2
Port	0.1
Other Health	0.1
Pool	0.1
Stadium	0.0*
Cash	1.6
Total	100.0%

*	Amount is less than 0.1%.

Credit Quality(1)	% of Total Investments (including cash)
AAA	7.0%
AA	36.9
A	30.2
BBB	9.9
BB	3.0
B	0.6
CCC	0.4
Not Rated	9.7
Short Rated only	0.7
Cash	1.6
Total	100.0%

Fund Allocation	% of Net Assets
Municipal Bonds	97.8%
Net Other Assets and Liabilities**	2.2
Total	100.0%

**	Includes variation margin on futures contracts.

(1)	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust Managed Municipal ETF (FMB) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
First Trust Managed Municipal ETF (FMB)
Semi-Annual Report
April 30, 2021 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust Managed Municipal ETF (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Portfolio Management Team
Tom Futrell, CFA, Senior Vice President, Senior Portfolio Manager
Johnathan N. Wilhelm, Senior Vice President, Senior Portfolio Manager
The First Trust Advisors Municipal Securities Team was formed in September of 2013 and is headed by Tom Futrell, CFA, and Johnathan N. Wilhelm who serve as senior portfolio managers of the Fund. Messrs. Futrell and Wilhelm have a combined 50+ years of investment experience and prior to joining First Trust, served as portfolio managers of municipal bonds at Nuveen Investments and Performance Trust Investment Advisors. In addition to the Fund, the team manages/consults for a variety of First Trust investment portfolios and separately managed accounts.

First Trust Managed Municipal ETF (FMB)
Understanding Your Fund Expenses
April 30, 2021 (Unaudited)
As a shareholder of the First Trust Managed Municipal ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2021.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio Based on the Six-Month Period (a)	Expenses Paid During the Six-Month Period (b)
First Trust Managed Municipal ETF (FMB)
Actual	$1,000.00	$1,037.10	0.50%	$2.53
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%	$2.51

(a)	These expense ratios reflect expense waivers. See Note 3 in the Notes to Financial Statements.
(b)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2020 through April 30, 2021), multiplied by 181/365 (to reflect the six-month period).

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 97.8%
	Alabama – 2.9%
$225,000	AL Cmnty Clg Sys Brd of Trustees Rev Bishop St Cmnty Clg, BAM	4.00%	01/01/35	$262,758
2,045,000	AL Federal Aid Highway Fin Auth Spl Oblig Rev, GARVEE	5.00%	09/01/30	2,341,538
775,000	AL Federal Aid Highway Fin Auth Spl Oblig Rev, GARVEE, Ser A	5.00%	09/01/32	967,690
500,000	AL St Port Auth Docks Facs Rev Ref Docks Facs Rev, Ser A, AGM, AMT	5.00%	10/01/25	585,620
2,380,000	AL St Port Auth Docks Facs Rev Ref Docks Facs Rev, Ser A, AGM, AMT	5.00%	10/01/29	2,879,090
1,100,000	Birmingham AL Wtrwks Brd Wtr Rev Ref Sr, Ser A	5.00%	01/01/32	1,343,581
940,000	Birmingham AL Wtrwks Brd Wtr Rev Ref Sr, Ser A	4.00%	01/01/34	1,091,098
2,325,000	Birmingham AL Wtrwks Brd Wtr Rev Ref, Subser B	5.00%	01/01/43	2,821,419
370,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj #5, Ser A-1	4.00%	04/01/26	428,746
7,070,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj #5, Ser A-1 (Mandatory put 10/01/26)	4.00%	10/01/49	8,235,053
1,530,000	Black Belt Energy Gas Dist AL Gas Prepay Rev, Ser A (Mandatory put 12/01/23)	4.00%	12/01/48	1,660,984
415,000	Gulf Shores AL Ref Warrants, Ser A	5.00%	12/15/35	517,005
310,000	Gulf Shores AL Ref Warrants, Ser A	5.00%	12/15/38	386,055
400,000	Homewood AL Eductnl Bldg Auth Rev Ref Samford Univ Proj, Ser A	4.00%	12/01/33	467,168
950,000	Homewood AL Eductnl Bldg Auth Rev Ref Samford Univ Proj, Ser A	4.00%	12/01/34	1,106,733
450,000	Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev Infirmary Hlth Sys Inc, Ser A	5.00%	02/01/36	510,826
930,000	Leeds AL Pub Eductnl Bldg Auth Eductnl Facs Rev Ref Edu, AGM	4.00%	04/01/29	1,050,021
695,000	Leeds AL Pub Eductnl Bldg Auth Eductnl Facs Rev Ref Edu, AGM	4.00%	04/01/30	782,176
1,500,000	Lower AL Gas Dist Gas Proj Rev Gas Proj Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	1,717,073
1,445,000	Lower AL Gas Dist Gas Proj Rev, Ser A	5.00%	09/01/31	1,894,389
555,000	Mobile AL Impt Dist Sales Tax Rev Mcgowin Park Proj, Ser A	5.00%	08/01/25	574,916
500,000	Mobile Cnty AL Impt Warrants	5.00%	08/01/30	597,569
1,105,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/30	1,285,964
1,565,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/31	1,810,906
1,605,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/32	1,847,818
1,395,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/33	1,596,963
1,765,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/34	2,012,332
1,840,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/35	2,088,096
110,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #1, Ser A (Mandatory put 04/01/24)	4.00%	04/01/49	120,414
6,300,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A (Mandatory put 06/01/24)	4.00%	06/01/49	6,937,956
3,000,000	Southeast Energy Auth AL Commodity Sply Rev Proj #1, Ser A (Mandatory put 10/01/28)	4.00%	11/01/51	3,564,237
1,040,000	Troy AL Ref Warrants, BAM	4.00%	07/01/35	1,133,299
105,000	UAB Medicine Fin Auth AL Rev Ref UAB Medicine, Ser B	5.00%	09/01/34	125,289
1,000,000	UAB Medicine Fin Auth AL Rev Ref UAB Medicine, Ser B2	5.00%	09/01/30	1,220,021
5,000,000	UAB Medicine Fin Auth AL Rev Ref UAB Medicine, Ser B2	5.00%	09/01/41	5,943,517
				61,908,320
	Alaska – 0.1%
1,880,000	AK St Indl Dev & Export Auth Pwr Rev Ref Snettisham Hydroelectric Proj, AMT	4.00%	01/01/28	2,013,560
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona – 2.7%
$1,205,000	AZ Brd of Rgts Univ AZ Sys Rev Green Bond, Ser B	5.00%	06/01/28	$1,465,923
1,000,000	AZ St Indl Dev Auth Edu Rev Academics of Math & Science Proj (a)	5.00%	07/01/49	1,139,086
625,000	AZ St Indl Dev Auth Edu Rev Cadence Campus Proj, Ser A (a)	4.00%	07/15/30	684,186
925,000	AZ St Indl Dev Auth Edu Rev Cadence Campus Proj, Ser A (a)	4.00%	07/15/40	989,394
175,000	AZ St Indl Dev Auth Edu Rev Doral Academy NV Fire Mesa & Red Rock Campus Proj, Ser A (a)	5.00%	07/15/39	199,535
375,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (a)	5.00%	07/01/37	429,111
290,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (a)	4.00%	07/01/21	291,168
1,055,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (a)	5.00%	07/01/26	1,167,705
1,030,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser G (a)	5.00%	07/01/37	1,178,625
800,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of Lv-Aliante & Skye Canyon Campus Proj, Ser A (a)	4.00%	12/15/51	855,918
500,000	AZ St Indl Dev Auth Edu Rev, Ser A (a)	4.00%	07/15/30	554,615
415,000	AZ St Indl Dev Auth National Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	5.00%	11/01/31	517,544
1,005,000	AZ St Indl Dev Auth National Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	5.00%	11/01/33	1,245,546
1,100,000	AZ St Indl Dev Auth National Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/36	1,302,973
465,000	AZ St Indl Dev Auth National Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	5.00%	11/01/37	570,356
595,000	AZ St Indl Dev Auth National Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/38	699,994
750,000	AZ St Indl Dev Auth National Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/39	879,500
3,350,000	AZ St Indl Dev Auth National Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/45	3,861,837
1,000,000	AZ St Indl Dev Auth Rev Lincoln South Beltway Proj	5.00%	08/01/27	1,249,314
1,985,000	AZ St Indl Dev Auth Rev Lincoln South Beltway Proj	5.00%	11/01/27	2,494,640
1,000,000	AZ St Indl Dev Auth Rev Lincoln South Beltway Proj	5.00%	05/01/28	1,270,988
1,000,000	AZ St Indl Dev Auth Rev Lincoln South Beltway Proj	5.00%	08/01/28	1,277,814
4,000,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Ref Sun Hlth Svcs, Ser A	5.00%	11/15/42	4,665,411
1,300,000	Maricopa Cnty AZ Elem Sch Dist #25 Liberty, Ser A, AGM	5.00%	07/01/31	1,682,300
1,350,000	Maricopa Cnty AZ Elem Sch Dist #25 Liberty, Ser A, AGM	5.00%	07/01/32	1,741,098
200,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Greathearts AZ Projs, Ser C	5.00%	07/01/25	235,095
830,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Traditional Schs Proj	4.00%	07/01/30	948,349
435,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Traditional Schs Proj	4.00%	07/01/31	494,763
450,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Traditional Schs Proj	4.00%	07/01/32	510,068
700,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Traditional Schs Proj	4.00%	07/01/33	790,697
985,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Traditional Schs Proj	4.00%	07/01/34	1,107,766
1,025,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Traditional Schs Proj	4.00%	07/01/35	1,149,615
750,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Greathearts AZ Projs, Ser A	5.00%	07/01/37	894,265
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Horizon Cmnty Learning Ctr Proj	5.00%	07/01/35	546,941

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona (Continued)
$500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Traditional Sch Proj	4.00%	07/01/34	$565,892
1,100,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Traditional Schs Proj Auth, Ser B (a)	5.00%	07/01/39	1,280,604
1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Traditional Schs Proj Auth, Ser B (a)	5.00%	07/01/49	1,141,412
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (a)	4.00%	07/01/26	535,479
1,475,000	Maricopa Cnty AZ Spl Healthcare Dist Aka Maricopa Integrated Hlth Sys, Ser C	5.00%	07/01/27	1,828,623
1,450,000	Maricopa Cnty AZ Unif Sch Dist #48 Scottsdale, Ser D	4.00%	07/01/34	1,780,742
425,000	Phoenix AZ Indl Dev Auth Edu Rev Fac Legacy Traditional Schs Projs, Ser A (a)	4.00%	07/01/26	450,007
3,655,000	Phoenix AZ Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (a)	5.00%	07/01/35	4,031,889
300,000	Phoenix AZ Indl Dev Auth Student Hsg Rev Downtown Phoenix Student Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/32	356,982
300,000	Phoenix AZ Indl Dev Auth Student Hsg Rev Downtown Phoenix Student Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/33	356,005
300,000	Phoenix AZ Indl Dev Auth Student Hsg Rev Downtown Phoenix Student Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/34	355,032
350,000	Phoenix AZ Indl Dev Auth Student Hsg Rev Downtown Phoenix Student Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/35	413,071
700,000	Phoenix AZ Indl Dev Auth Student Hsg Rev Downtown Phoenix Student Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/44	806,638
200,000	Phoenix AZ Indl Dev Auth Student Hsg Rev Ref Downtown Phoenix Student Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/26	232,029
265,000	Pima Cnty AZ Indl Dev Auth Edu Rev Fac American Leadership Academy Proj (a)	4.00%	06/15/22	267,976
300,000	Pima Cnty AZ Indl Dev Auth Edu Rev Ref Fac American Leadership Academy Proj (a)	4.60%	06/15/25	314,548
1,230,000	Salt River AZ Proj Agric Impt & Pwr Dist Elec Sys Rev Ref, Ser A	5.00%	12/01/31	1,292,372
1,435,000	Yavapai Cnty AZ Jail Dist Rev, BAM	5.00%	07/01/31	1,818,742
1,030,000	Yavapai Cnty AZ Jail Dist Rev, BAM	4.00%	07/01/32	1,200,938
				58,121,121
	Arkansas – 0.1%
610,000	AR Dev Fin Auth Healthcare Rev Baptist Hlth	4.00%	12/01/44	682,402
350,000	Univ of Central Arkansas AR Rev, Ser A, AGM	5.00%	11/01/34	411,409
				1,093,811
	California – 9.5%
790,000	Anaheim CA Pub Fin Auth Lease Rev Pub Imps Proj, Ser A	5.00%	09/01/28	962,350
1,000,000	Bakersfield CA Wstwtr Rev Ref, Ser A	5.00%	09/15/30	1,190,993
450,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settlement Sr Ref, Ser A	5.00%	06/01/32	590,132
1,000,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C	4.50%	07/01/26	1,134,985
460,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (a)	5.00%	07/01/32	530,889
480,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (a)	5.00%	07/01/33	552,207
1,950,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (a)	5.00%	07/01/49	2,198,810
1,325,000	CA Sch Fin Auth Sch Fac Rev Kipp Socal Pub Schs, Ser A (a)	5.00%	07/01/39	1,639,027
455,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	4.00%	07/01/26	508,374
800,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	5.00%	07/01/32	924,837
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$655,000	CA Sch Fin Auth Sch Fac Rev, Ser A (a)	5.00%	07/01/40	$739,747
1,000,000	CA St	5.00%	11/01/31	1,292,991
750,000	CA St	5.00%	08/01/32	936,365
1,250,000	CA St	4.00%	11/01/35	1,539,547
225,000	CA St Ent Dev Auth Lease Rev Riverside Cnty Library Fac Proj	4.00%	11/01/37	257,144
1,865,000	CA St Ent Dev Auth Lease Rev Riverside Cnty Library Fac Proj	4.00%	11/01/49	2,094,317
480,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys West, Ser A	4.00%	03/01/33	503,502
400,000	CA St Hlth Facs Fing Auth Rev Ref Sutter Hlth, Ser B	5.00%	11/15/33	489,513
600,000	CA St Hlth Facs Fing Auth Rev Sutter Hlth, Ser A	5.00%	11/15/33	750,097
5,100,000	CA St Infrastructure & Econ Dev Bank Lease Rev Green Bond	5.00%	08/01/44	6,431,339
445,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (b)	5.38%	07/01/34	479,389
700,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Academy Proj (a)	4.00%	07/01/26	737,204
1,515,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/39	1,668,060
1,805,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/49	1,975,881
200,000	CA St Muni Fin Auth Rev Channing House Proj, Ser B	5.00%	05/15/37	236,985
500,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/34	595,290
1,250,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/33	1,408,719
600,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	674,283
1,000,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/35	1,120,358
1,000,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/36	1,117,489
2,130,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/39	2,364,384
3,420,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	5.00%	10/01/44	3,990,964
680,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	809,977
650,000	CA St Muni Fin Auth Rev Sr Lien Linxs APM Proj, Ser A, AMT	5.00%	06/30/28	823,179
200,000	CA St Muni Fin Auth Sr Living Rev Ref Mt San Antonio Gardens Proj	4.00%	11/15/27	228,053
4,000,000	CA St Muni Fin Auth Student Hsg Rev Chf Davis I LLC West Vlg Student Hsg Proj, BAM	5.00%	05/15/36	4,926,308
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	1,118,606
1,500,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	6.75%	12/01/28	1,556,508
2,750,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	7.50%	12/01/40	2,854,059
4,990,000	CA St Poll Control Fin Auth Wtr Furnishing Rev, AMT (a)	5.00%	07/01/37	5,288,417
1,350,000	CA St Pub Wks Brd Lease Rev, Ser B	4.00%	05/01/37	1,659,137
1,000,000	CA St Pub Wks Brd Lease Rev, Ser B	4.00%	05/01/41	1,212,348
775,000	CA St Ref	5.00%	04/01/29	1,018,405
2,000,000	CA St Ref Various Purpose	5.00%	04/01/36	2,258,195
500,000	CA St Ref, Ser C	5.00%	09/01/32	595,710
2,000,000	CA St Sch Fin Auth Chrt Sch Rev Arts in Action Chrt Schs, Ser A (a)	5.00%	06/01/40	2,218,246
500,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (a)	5.00%	06/01/37	584,030
2,315,000	CA St Stwd Cmntys Dev Auth Transprtn Rev Total Road Impt Program, Ser B, AGM, COPS	5.00%	12/01/41	2,822,057
1,595,000	CA St Univ Rev Systemwide, Ser A	5.00%	11/01/21	1,633,728
745,000	CA St Various Purpose	5.00%	10/01/27	906,001
1,000,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/30	1,156,735
450,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/33	535,662

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$250,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	3.00%	11/01/22	$254,234
500,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	5.00%	11/01/32	585,910
100,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	118,606
195,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	230,415
225,000	California Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	5.00%	06/01/31	298,903
200,000	California Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	5.00%	06/01/32	264,196
230,000	California Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	5.00%	06/01/33	302,507
150,000	California Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	4.00%	06/01/34	182,843
250,000	California Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	4.00%	06/01/36	301,462
300,000	Cathedral City CA Redev Agy Successor Agy Tax Allocation Rev Ref Sub Hsg Merged Redev Proj Area, Ser C, BAM	4.00%	08/01/27	350,575
500,000	Cathedral City CA Redev Agy Successor Agy Tax Allocation Rev Ref Sub Hsg Merged Redev Proj Area, Ser C, BAM	4.00%	08/01/28	590,507
370,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/30	456,303
300,000	Chino Vly CA Unif Sch Dist, Ser B	5.00%	08/01/38	392,845
250,000	Chino Vly CA Unif Sch Dist, Ser B	5.00%	08/01/39	326,551
2,160,000	Etiwanda CA Sch Dist Cmnty Facs Dist #9 Spl Tax Ref	5.00%	09/01/35	2,507,185
130,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	4.00%	09/01/24	143,219
155,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	4.00%	09/01/25	174,084
165,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/39	181,670
170,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/40	186,979
175,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/41	192,092
250,000	Fontana CA Spl Tax Spl Tax the Meadows	4.00%	09/01/27	288,720
265,000	Fontana CA Spl Tax Spl Tax the Meadows	4.00%	09/01/28	308,862
280,000	Fontana CA Spl Tax Spl Tax the Meadows	4.00%	09/01/29	325,826
535,000	Fontana CA Spl Tax Spl Tax the Meadows	4.00%	09/01/36	608,890
500,000	Foothill-De Anza CA Cmnty Clg Dist Ref, COPS	5.00%	04/01/32	581,480
300,000	Gilroy CA Unif Sch Dist Election 2016	4.00%	08/01/39	350,878
1,200,000	Gilroy CA Unif Sch Dist Election 2016	4.00%	08/01/40	1,400,118
2,185,000	Gilroy CA Unif Sch Dist Election 2016	4.00%	08/01/44	2,529,977
380,000	Golden St Tobacco Securitization Corp CA Tobacco Settlement Asset Backed Ref, Ser A	3.25%	06/01/34	411,326
6,000,000	Golden St Tobacco Securitization Corp CA Tobacco Settlement Ref, Ser A-1	5.00%	06/01/34	7,286,294
1,360,000	Hawthorne CA Cmnty Redev Agy Successor Agy Tax Allocation Ref Sub, AGM	5.00%	09/01/32	1,595,902
2,500,000	Hayward CA Unif Sch Dist, AGM	4.00%	08/01/45	2,927,107
3,000,000	Hayward CA Unif Sch Dist, Ser A, BAM	4.00%	08/01/40	3,493,594
175,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/31	228,948
365,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/32	475,867
125,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/34	161,507
2,885,000	Kaweah CA Delta Healthcare Dist Rev, Ser B	5.00%	06/01/40	3,272,808
210,000	La Verne CA Ref Brethren Hillcrest Homes, COPS	5.00%	05/15/22	220,417
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$825,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Impt Area #1 Mountain House Sch Facs	5.00%	09/01/42	$960,246
1,045,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/49	1,161,615
835,000	Live Oak CA Sch Dist Santa Cruz Cnty Ref	5.00%	08/01/30	1,021,209
45,000	Long Beach CA Bond Fin Auth Nat Gas Purchase Rev, Ser A	5.25%	11/15/23	50,598
400,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser B, AMT	5.00%	05/15/31	472,308
2,000,000	Los Angeles CA Dept of Arpts Arpt Rev Subordinate Ref, Ser A, AMT	4.00%	05/15/44	2,302,014
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	115,530
1,260,000	Marina Coast CA Wtr Dist Enterprise Rev, COPS	4.00%	06/01/44	1,464,368
1,675,000	Marysville CA Jt Unif Sch Dist Green Bond 2021 Energy Efficiency Proj, BAM, COPS	4.00%	06/01/36	1,967,096
325,000	Menifee CA Union Sch Dist Pub Fing Auth Spl Tax Rev Ref, Ser A	5.00%	09/01/28	372,802
175,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/30	210,366
150,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/31	179,529
145,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/32	172,975
165,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/33	196,193
1,710,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/44	1,995,135
1,450,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/48	1,685,717
2,515,000	Napa Vly CA Unif Sch Dist, Ser C, AGM	4.00%	08/01/38	2,895,808
2,165,000	Norco CA Spl Tax Ref Norco Ridge Ranch, BAM	5.00%	09/01/30	2,701,847
1,315,000	Oak Vly CA Hosp Dist Hlth Facs Rev Ref, Ser A	4.00%	11/01/36	1,398,787
1,000,000	Orange CA Pub Facs Fing Auth Lease Rev, Ser A	4.00%	11/01/37	1,167,362
1,040,000	Orange CA Pub Facs Fing Auth Lease Rev, Ser A	4.00%	11/01/38	1,211,241
110,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax #2018-1 Grantline 208	5.00%	09/01/26	131,221
200,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Rev Dt #2018-1 Grantline 208 Cmnty Fac	4.00%	09/01/50	220,401
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2003-1, Ser A	5.00%	09/01/43	570,286
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2019-1 Phase 2 Pub Impts	4.00%	09/01/33	555,108
560,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dist #2003-1	5.38%	09/01/31	597,231
215,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	4.00%	09/01/27	243,843
225,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	4.00%	09/01/28	257,222
500,000	Riverside CA Unif Sch Dist Election of 2016, Ser B	4.00%	08/01/35	587,342
865,000	Rocklin CA Unif Sch Dist Cmnty Facs Dist Subordinate, Ser 2019, BAM	5.00%	09/15/34	1,101,360
625,000	Rocklin CA Unif Sch Dist Cmnty Facs Dist Subordinate, Ser 2019, BAM	4.00%	09/15/35	734,931
1,080,000	Rocklin CA Unif Sch Dist Cmnty Facs Dist Subordinate, Ser 2019, BAM	4.00%	09/15/36	1,266,091
110,000	Roseville CA Spl Tax	5.00%	09/01/30	130,913
100,000	Roseville CA Spl Tax	5.00%	09/01/31	118,326
350,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	4.00%	09/01/37	391,840
640,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	4.00%	09/01/46	707,595
260,000	Sacramento CA Spl Tax	4.00%	09/01/30	300,653

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$220,000	Sacramento CA Spl Tax	4.00%	09/01/31	$253,658
315,000	Sacramento CA Spl Tax	4.00%	09/01/32	363,214
515,000	Sacramento CA Spl Tax	4.00%	09/01/33	591,531
615,000	Sacramento CA Spl Tax	4.00%	09/01/35	703,592
500,000	Sacramento CA Transient Occupancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/35	605,109
645,000	San Diego Cnty CA Ltd Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/25	772,267
750,000	San Diego Cnty CA Ltd Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/26	899,832
945,000	San Diego Cnty CA Regl Arpt Auth Sr, Ser B, AMT	5.00%	07/01/30	1,031,244
1,250,000	San Diego Cnty CA Regl Transprtn Commn, Ser A	5.00%	04/01/35	1,508,669
4,975,000	San Francisco CA Bay Area Rapid Transit Dist Ref Election 2004, Ser D	4.00%	08/01/34	5,645,042
1,365,000	San Francisco CA Bay Area Rapid Transit Dist Sales Tax Rev, Ser A	4.00%	07/01/36	1,597,853
1,330,000	San Francisco CA Bay Area Rapid Transit Dist Sales Tax Rev, Ser A	4.00%	07/01/37	1,553,263
1,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref, Ser D, AMT	5.00%	05/01/22	1,047,221
1,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser A, AMT	5.00%	05/01/39	1,239,590
7,665,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser E, AMT	5.00%	05/01/50	9,349,171
2,800,000	San Francisco CA City & Cnty, Ser D-1	4.00%	06/15/43	3,276,637
185,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/29	212,252
145,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/30	164,851
335,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/31	379,543
245,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/32	276,810
300,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/33	338,026
525,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/42	583,655
280,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	328,498
4,310,000	San Mateo Foster City CA Pub Fing Auth Wstwtr Rev Clean Wtr Program	4.00%	08/01/44	5,092,714
150,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/32	176,890
375,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/39	436,047
1,715,000	Simi Vly CA Unif Sch Dist, Ser C	4.00%	08/01/42	2,009,969
340,000	South San Francisco CA Pub Facs Fing Auth Lease Rev Police Station Proj, Ser A	4.00%	06/01/33	416,434
400,000	South San Francisco CA Pub Facs Fing Auth Lease Rev Police Station Proj, Ser A	4.00%	06/01/34	484,838
160,000	Tahoe Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/35	182,249
255,000	Tahoe Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/36	289,898
1,000,000	Tahoe Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/43	1,124,348
100,000	Temecula Vly Unif Sch Dist Fing Auth CA Spl Tax Rev, BAM	5.00%	09/01/34	115,549
385,000	Temescal Vly CA Wtr Dist Spl Tax Terramor Cmnty Facs Dist #4 Impt Area #1	4.00%	09/01/23	413,008
1,300,000	Tobacco Securitization Auth Nthrn CA Tobacco Settlement Rev Ref Sr Bonds Sacramento Co Tocacco Secur Corp A, Class 1	4.00%	06/01/38	1,556,817
1,000,000	Tobacco Securitization Auth Sthrn CA Tobacco Settlement Rev Ref San Diego Co Tobacco Securitization Corp Class 1, Ser A	5.00%	06/01/35	1,279,985
1,600,000	Tobacco Securitization Auth Sthrn CA Tobacco Settlement Rev Ref San Diego Co Tobacco Securitization Corp Class 1, Ser A	5.00%	06/01/36	2,039,786
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,000,000	Tobacco Securitization Auth Sthrn CA Tobacco Settlement Rev Ref San Diego Co Tobacco Securitization Corp Class 1, Ser A	5.00%	06/01/37	$1,269,917
650,000	Tulare CA Loc Healthcare Dist Ref, BAM	4.00%	08/01/35	773,269
4,500,000	Univ of California CA Revs Ref Limited Proj, Ser O	5.00%	05/15/48	5,571,295
300,000	Vacaville CA Unif Sch Dist, Ser D	4.00%	08/01/35	354,971
600,000	Vacaville CA Unif Sch Dist, Ser D	4.00%	08/01/37	706,168
500,000	Vacaville CA Unif Sch Dist, Ser D	4.00%	08/01/38	587,139
1,050,000	Victor CA Elem Sch Dist Cmnty Facs Dist Spl Tax Ref 2005-1, BAM	5.00%	09/01/46	1,232,436
				200,803,504
	Colorado – 8.0%
1,125,000	Allison Vly Met Dist #2 CO Ref	4.70%	12/01/47	1,185,037
1,625,000	Bennett Ranch Met Dist #1 CO, Ser A	5.00%	12/01/41	1,762,241
1,000,000	Bennett Ranch Met Dist #1 CO, Ser A	5.00%	12/01/51	1,076,059
225,000	Breckenridge CO Ref, Ser B, COPS	5.00%	12/01/32	299,151
1,240,000	Breckenridge CO Ref, Ser B, COPS	4.00%	12/01/39	1,498,768
515,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/40	571,135
1,340,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/50	1,471,784
455,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/25	540,988
250,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/26	306,289
400,000	CO Eductnl & Cultural Auth Rev Ref West Ridge Academy Chrt Sch Proj, Ser A	5.00%	06/01/49	435,903
5,480,000	CO St Building Excellent Schs Today, Ser N, COPS	5.00%	03/15/37	6,748,356
700,000	CO St Building Excellent Schs Today, Ser O, COPS	5.00%	03/15/31	899,777
3,615,000	CO St Building Excellent Schs Today, Ser O, COPS	4.00%	03/15/37	4,269,600
4,890,000	CO St Building Excellent Schs Today, Ser O, COPS	4.00%	03/15/38	5,760,961
1,920,000	CO St Eductnl & Cultural Facs Auth Rev Chrt Sch Loveland Classical Schs Proj (a)	5.00%	07/01/36	2,117,621
545,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp	4.00%	12/15/25	575,196
660,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp	5.00%	12/15/28	740,549
2,245,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp	5.00%	12/15/35	2,484,773
4,000,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp	5.00%	12/15/45	4,358,619
1,020,000	CO St Eductnl & Cultural Facs Auth Rev Univ Denver Proj, Ser A	4.00%	03/01/35	1,151,871
1,750,000	CO St Hlth Facs Auth Hosp Rev Parkview Med Ctr Proj, Ser A	4.00%	09/01/50	1,966,516
1,460,000	CO St Hlth Facs Auth Hosp Rev Ref Adventhealth Oblig, Ser A	4.00%	11/15/43	1,708,741
250,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/35	315,236
3,000,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/38	3,459,807
10,195,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser B	4.00%	01/01/40	12,040,711
300,000	CO St Hlth Facs Auth Hosp Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/25	330,886
350,000	CO St Hlth Facs Auth Hosp Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/26	394,115
2,590,000	CO St Hlth Facs Auth Hosp Rev Ref Sanford Hlth, Ser A	5.00%	11/01/31	3,377,332
2,950,000	CO St Hlth Facs Auth Hosp Rev Ref Sanford Hlth, Ser A	5.00%	11/01/32	3,833,179
3,655,000	CO St Hlth Facs Auth Hosp Rev Ref Sanford Hlth, Ser A	5.00%	11/01/33	4,733,004
1,965,000	CO St Hlth Facs Auth Hosp Rev Ref Sanford Hlth, Ser A	5.00%	11/01/34	2,538,037
1,800,000	CO St Hlth Facs Auth Hosp Rev Ref Sanford Hlth, Ser A	5.00%	11/01/44	2,268,880
625,000	CO St Hlth Facs Auth Hosp Rev Sr Living Ralston Creek Arvada Proj, Ser A	5.25%	11/01/32	572,377
525,000	CO St Hlth Facs Auth Rev Ref Covenant Retmnt Cmntys, Ser A	5.00%	12/01/33	565,040

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$325,000	CO St Ref, COPS	4.00%	06/15/37	$392,570
1,000,000	CO St Ref, COPS	4.00%	06/15/38	1,203,613
495,000	Colorado Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.00%	12/01/25	584,877
1,200,000	Colorado Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.25%	12/01/48	1,481,576
180,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/32	217,784
325,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/33	391,709
500,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/34	600,959
330,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/35	395,500
500,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/36	597,174
5,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/35	6,232,228
4,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/37	4,959,528
975,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/38	1,206,125
1,000,000	Denver CO City & Cnty Dedicated Tax Rev, Ser A-1	5.00%	08/01/41	1,190,574
600,000	Denver CO Hlth & Hosp Auth 550 Acoma Inc, COPS	5.00%	12/01/26	732,167
1,790,000	Denver CO Intl Business Ctr CO Met Dist #1 Subordinate, Ser B	6.00%	12/01/48	1,946,753
2,000,000	Elbert & Highway 86 CO Commercial Spl Rev & Tax Supported Ref Sr Bonds, Ser A (a)	5.00%	12/01/51	2,153,425
525,000	Firestone CO Wtr Enterprise Rev Ref, BAM	4.00%	12/01/37	632,731
600,000	Firestone CO Wtr Enterprise Rev Ref, BAM	4.00%	12/01/39	719,330
375,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	5.00%	12/01/33	494,742
225,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/38	269,296
200,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/39	238,803
900,000	Hunters Overlook Metro Dist #5 CO Sr Bonds, Ser A	5.00%	12/01/39	980,040
2,735,000	Hunters Overlook Metro Dist #5 CO Sr Bonds, Ser A	5.00%	12/01/49	2,961,006
1,000,000	Independence Met Dist #3 CO, Ser A	6.25%	12/01/49	1,084,835
1,000,000	Jefferson Ctr CO Met Dist # 1 Spl Rev, Ser A-2	4.38%	12/01/47	1,062,154
860,000	Lakes at Centerra Met Dist No 2 CO Impt, Ser A	4.63%	12/01/27	924,976
1,000,000	Lanterns Met Dist #1 CO Sr, Ser A	5.00%	12/01/49	1,076,962
100,000	Lorson Ranch Met Dist #2 CO	4.00%	12/01/24	112,272
170,000	Lorson Ranch Met Dist #2 CO	5.00%	12/01/27	206,149
3,260,000	Mirabelle Met Dist #2 CO Sr, Ser A	5.00%	12/01/39	3,550,301
520,000	Nexus North at DIA Met Dist CO	5.00%	12/01/41	565,696
565,000	Nexus North at DIA Met Dist CO	5.00%	12/01/51	608,347
3,000,000	Painted Prairie Pub Impt Auth CO	5.00%	12/01/39	3,292,530
2,460,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/24	2,840,356
150,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/31	176,205
150,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/34	175,254
155,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/35	180,795
2,000,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/45	2,302,036
1,120,000	Park Creek CO Met Dist Rev Sr Lien, Ser A, AGM	4.00%	12/01/34	1,359,023
1,455,000	Park Creek CO Met Dist Rev Sr Lien, Ser A, AGM	4.00%	12/01/35	1,760,914
1,040,000	Park Creek CO Met Dist Rev Sr Lien, Ser A, AGM	4.00%	12/01/36	1,254,693
420,000	Park Creek CO Met Dist Rev Sr, Ser A	5.00%	12/01/30	531,134
30,000	Park Creek CO Met Dist Rev Sr, Ser A, NATL-RE	5.00%	12/01/24	34,638
500,000	Parker Homestead Met Dist CO Ref (b)	5.63%	12/01/44	529,710
1,150,000	Peak Met Dist #1 CO, Ser A (a)	5.00%	12/01/51	1,258,344
920,000	Pinon Pines Met Dist #2 CO MDD	5.00%	12/01/40	1,009,227
1,195,000	Pinon Pines Met Dist #2 CO MDD	5.00%	12/01/50	1,298,807
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$1,000,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (a)	4.13%	12/15/27	$1,064,296
700,000	Prairie Ctr Met Dist #7 CO	4.88%	12/15/44	756,198
5,000,000	Rampart Range CO Met Dist #1 Ltd Tax Supported & Spl Rev Ref & Impt, AGM	5.00%	12/01/42	6,096,927
850,000	Regl CO Transprtn Dist Priv Activity Rev Ref Denver Transit Partners Eagle P3 Proj, Ser A	5.00%	07/15/29	1,089,599
1,000,000	Ridgeline Vista Met Dist CO, Ser A	5.25%	12/01/60	1,105,804
550,000	Serenity Ridge CO Met Dist #2 Ref, Ser A (b)	5.13%	12/01/37	592,555
748,000	Sierra Ridge Met Dist No 2 CO Sr, Ser A	4.50%	12/01/31	777,316
2,015,000	South Suburban Park & Recreation Dist CO, COPS	4.00%	12/15/35	2,299,484
2,065,000	Stc Met Dist #2 CO Ref, Ser A	4.00%	12/01/29	2,236,663
5,000,000	Stc Met Dist #2 CO Ref, Ser A	5.00%	12/01/38	5,471,344
1,000,000	Stc Met Dist #2 CO Ref, Ser A	5.00%	12/01/49	1,084,969
175,000	Sterling Hills CO W Met Dist Ref	5.00%	12/01/32	211,459
1,205,000	Sterling Ranch Met Dist #1 CO	5.00%	12/01/40	1,329,933
1,800,000	Takoda CO Met Dist Ref	6.00%	12/01/36	2,223,460
1,400,000	Thompson Crossing Met Dist #4 CO Ref	5.00%	12/01/39	1,528,310
500,000	Trails at Crowfoot Met Dist #3 CO Sr Series, Ser A	5.00%	12/01/39	540,985
1,500,000	Transport Met Dist #3 CO MDD, Ser 2021-A-1	5.00%	12/01/41	1,663,387
1,960,000	Transport Met Dist #3 CO MDD, Ser 2021-A-1	5.00%	12/01/51	2,152,999
1,500,000	Westerly Met Dist #4 CO Sr, Ser A	5.00%	12/01/50	1,638,503
600,000	Willow Bend Met Dist CO Sr, Ser A	5.00%	12/01/39	649,980
1,000,000	Willow Bend Met Dist CO Sr, Ser A	5.00%	12/01/49	1,077,004
				169,727,582
	Connecticut – 3.4%
1,250,000	CT St Hlth & Eductnl Facs Auth Rev Fairfield Univ, Ser Q-1	5.00%	07/01/46	1,472,738
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Quinnipiac Univ Ref, Ser M	5.00%	07/01/36	1,174,995
225,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ Issue, Ser T	5.00%	07/01/28	284,792
6,160,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser R	4.00%	07/01/47	6,855,650
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser S	5.00%	07/01/26	1,209,933
2,250,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	5.00%	07/01/31	2,596,324
200,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	4.00%	07/01/33	218,791
1,210,000	CT St Hlth & Eductnl Facs Auth Rev Yale Univ Issue Remk, Ser U-2 (Mandatory put 02/08/22)	2.00%	07/01/33	1,227,393
500,000	CT St Hlth & Eductnl Facs Auth Rev, Ser A	5.00%	07/01/34	627,535
1,000,000	CT St Hlth & Eductnl Facs Auth Rev, Ser A	5.00%	07/01/35	1,252,455
1,000,000	CT St Hlth & Eductnl Facs Auth Rev, Ser A	4.00%	07/01/36	1,156,113
855,000	CT St Hsg Fin Auth Hsg Fin Mtge Program Ref, Subser A-1	3.65%	11/15/32	930,765
2,510,000	CT St Hsg Fin Auth Hsg Fin Mtge Program Ref, Subser B-1	3.55%	11/15/33	2,739,035
1,550,000	CT St Spl Tax Oblig Rev Spl Tax Oblig Bonds	5.00%	05/01/40	1,984,199
2,345,000	CT St Spl Tax Oblig Rev Transprtn Infrastructure, Ser A	5.00%	08/01/34	2,733,654
1,445,000	CT St, Ser A	5.00%	04/15/29	1,786,829
500,000	CT St, Ser A	4.00%	01/15/36	598,605
5,000,000	CT St, Ser A	4.00%	01/15/37	5,966,885
2,825,000	CT St, Ser A	4.00%	04/15/37	3,331,568
4,625,000	CT St, Ser A	4.00%	04/15/38	5,440,747
790,000	CT St, Ser B	5.00%	03/01/26	856,856
2,295,000	CT St, Ser D, BAM	4.00%	08/15/31	2,646,923
905,000	CT St, Ser E	5.00%	10/15/33	1,094,551
560,000	CT St, Ser E	4.00%	10/15/35	639,732
700,000	CT St, Ser F	5.00%	11/15/34	825,280
625,000	Hamden CT, BAM	6.00%	08/15/33	807,900

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Connecticut (Continued)
$500,000	Harbor Point CT Infrastructure Impt Dist Spl Oblig Rev Ref Harbor Point Proj Ltd (a)	5.00%	04/01/39	$575,365
500,000	Univ of Connecticut CT, Ser A	5.00%	03/15/28	600,816
1,970,000	Univ of Connecticut CT, Ser A	5.00%	01/15/29	2,414,666
4,635,000	Univ of Connecticut CT, Ser A	5.00%	01/15/30	5,681,118
1,250,000	Univ of Connecticut CT, Ser A	5.00%	11/01/32	1,582,219
3,820,000	Univ of Connecticut CT, Ser A	5.00%	11/01/34	4,809,338
1,500,000	Univ of Connecticut CT, Ser A	5.00%	11/01/36	1,879,232
3,730,000	Univ of Connecticut CT, Ser A	5.00%	02/15/41	4,742,180
				72,745,182
	Delaware – 0.4%
325,000	DE St Hlth Facs Auth Rev Beebe Med Ctr	5.00%	06/01/26	384,870
4,335,000	DE St Hlth Facs Auth Rev Ref Christiana Hlth Care Sys Oblig Grp, Ser A	5.00%	10/01/36	5,570,483
2,467,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (a)	5.00%	07/01/28	2,698,182
				8,653,535
	District of Columbia – 0.1%
1,000,000	Washington DC Met Area Transit Auth Gross Rev	5.00%	07/01/33	1,230,771
885,000	Washington DC Met Area Transit Auth Gross Rev Ref, Ser A-1	5.00%	07/01/29	1,105,492
				2,336,263
	Florida – 7.6%
500,000	Academical Vlg CDD FL Spl Assmnt Rev CDD	2.88%	05/01/25	512,224
1,000,000	Academical Vlg CDD FL Spl Assmnt Rev CDD	3.63%	05/01/40	1,041,911
75,000	Belle Isle FL Chrt Sch Lease Rev Cornerstone Chrt Academy & Cornerstone Chrt High Sch	5.50%	10/01/22	77,540
1,250,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area 1	4.00%	05/01/51	1,294,835
300,000	Bexley CDD FL Spl Assmnt Rev	4.10%	05/01/26	323,857
270,000	Brookstone CDD FL Spl Assmnt Rev CDD (c)	3.88%	11/01/23	276,028
2,305,000	Broward Cnty FL Arpt Sys Rev, Ser A, AMT	5.00%	10/01/31	2,936,603
605,000	Broward Cnty FL Fuel Sys Rev Ft Lauderdale Fuel Facs, Ser A, AGM, AMT	5.00%	04/01/22	631,169
1,350,000	Broward Cnty FL Port Facs Rev Ref Subordinate Bond, Ser D, AMT	5.00%	09/01/27	1,656,938
250,000	Citizens Property Insurance Corp FL, Ser A1	5.00%	06/01/22	257,040
2,000,000	Coco Palms FL CDD Spl Assmnt	4.50%	05/01/32	2,198,415
515,000	Edgewater East CDD FL Spl Assmnt Rev Assmnt Area One	2.50%	05/01/26	519,830
1,000,000	Edgewater East CDD FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/51	1,042,682
275,000	Epperson N CDD FL Capital Impt Rev Assmnt Area #2	2.50%	05/01/26	276,282
4,500,000	FL Dev Fin Corp Surface Tranprtn Fac Rev Green Bond-Brightline Passenger Rail Remk, Ser B, AMT (a)	7.38%	01/01/49	4,680,000
1,805,000	FL St Brd of Governors FL Intl Univ Dorm Rev, Ser A, BAM	5.00%	07/01/28	2,298,904
2,090,000	FL St Brd of Governors FL Intl Univ Dorm Rev, Ser A, BAM	5.00%	07/01/31	2,763,151
200,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Academy Projs, Ser A	4.00%	07/01/26	225,326
155,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Academy Projs, Ser A	4.00%	07/01/29	176,685
310,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Academy Projs, Ser A	4.00%	07/01/35	342,800
450,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Academy Projs, Ser A	4.00%	07/01/45	485,637
750,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Academy Projs, Ser A	4.00%	07/01/55	802,829
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$725,000	FL St Govtl Utility Auth Rev Ref, AGM	4.00%	10/01/37	$857,256
825,000	FL St Govtl Utility Auth Rev Ref, AGM	4.00%	10/01/38	972,991
1,615,000	FL St Govtl Utility Auth Rev Ref, AGM	4.00%	10/01/39	1,900,424
3,370,000	FL St Muni Pwr Agy Ref, Ser A	5.00%	10/01/31	4,108,405
1,900,000	Fort Myers FL Utility Rev Ref Rev, Ser A	4.00%	10/01/44	2,199,967
7,350,000	Gtr Orlando FL Aviation Auth Arpt Facs Rev Priority, Subser A, AMT	5.00%	10/01/42	8,801,604
6,000,000	Gtr Orlando FL Aviation Auth Arpt Facs Rev, Ser A, AMT	5.00%	10/01/44	7,417,550
1,000,000	Gulfstream Polo Cmnty Dev Dist FL Spl Assmnt Phase 2 Proj	4.38%	11/01/49	1,079,425
290,000	Harmony FL CDD Capital Impt Rev Ref, Ser 2015	4.75%	05/01/25	299,575
365,000	Heritage Harbour FL N CDD Capital Impt Rev Ref Sr Lien, Ser A-1, AGM	5.00%	05/01/25	420,886
495,000	Hollywood Beach FL Cmnty Dev Dist Rev CDD Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/25	586,108
545,000	Hollywood Beach FL Cmnty Dev Dist Rev CDD Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/27	678,821
1,150,000	Hollywood Beach FL Cmnty Dev Dist Rev CDD Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/28	1,461,024
2,970,000	Hollywood Beach FL Cmnty Dev Dist Rev CDD Ref Pub Pkg Fac Proj, Ser I	4.00%	10/01/35	3,518,045
125,000	Hollywood FL Cmnty Redev Agy Redev Rev Ref	5.00%	03/01/23	135,253
1,000,000	Jacksonville FL Healthcare Facs Rev Ref Baptist Hlth	5.00%	08/15/35	1,217,162
3,700,000	Jacksonville FL Spl Rev Ref Spl Rev, Ser A	5.00%	10/01/31	4,530,861
1,000,000	Jacksonville FL Spl Rev Ref Spl Rev, Ser B	5.00%	10/01/28	1,230,521
760,000	Jacksonville FL Spl Rev Ref, Ser A	5.00%	10/01/25	906,446
2,980,000	Jea FL Wtr & Swr Rev Ref, Ser A	4.00%	10/01/39	3,407,659
750,000	Jea FL Wtr & Swr Rev Ref, Ser A	4.00%	10/01/39	896,677
480,000	Jea FL Wtr & Swr Rev Subordinate Ref, Ser A	4.00%	10/01/37	576,795
500,000	Jea FL Wtr & Swr Rev Subordinate Ref, Ser A	4.00%	10/01/38	599,202
500,000	Jea FL Wtr & Swr Rev Subordinate Ref, Ser A	4.00%	10/01/39	597,785
1,230,000	Lakeland FL Hosp Sys Rev Lakeland Regl Hlth	5.00%	11/15/33	1,394,062
155,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref Country Club East Proj, AGM	4.50%	05/01/26	181,990
985,000	Lee Cnty FL Indl Dev Auth Cypress Cove Healthpark FL Inc Memory Care Proj	4.00%	10/01/24	1,026,284
1,000,000	Lee Cnty FL Indl Dev Auth Shell Point/Waterside Hlth Proj	5.00%	11/15/39	1,167,612
1,500,000	Lee Cnty FL Indl Dev Auth Shell Point/Waterside Hlth Proj	5.00%	11/15/44	1,736,032
1,340,000	Mediterra FL S CDD Capital Impt Rev Ref	5.10%	05/01/31	1,393,041
400,000	Miami FL Spl Oblg Prerefunded Ref (a)	5.00%	03/01/30	434,881
100,000	Miami FL Spl Oblg Unrefunded Ref (a)	5.00%	03/01/30	108,279
285,000	Miami World Ctr CDD FL Spl Assmnt	4.00%	11/01/23	292,298
275,000	Miami World Ctr CDD FL Spl Assmnt	4.75%	11/01/27	301,989
2,000,000	Miami World Ctr CDD FL Spl Assmnt	5.13%	11/01/39	2,232,753
1,015,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/27	1,082,735
3,000,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/38	3,489,762
2,000,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ Miami, Ser A	5.00%	04/01/31	2,320,001
445,000	Miami-Dade Cnty FL Indl Dev Auth Doral Academy Proj	5.00%	01/15/25	501,740
550,000	Miami-Dade Cnty FL Indl Dev Auth Doral Academy Proj	5.00%	01/15/32	643,507
1,210,000	Miami-Dade Cnty FL Indl Dev Auth Doral Academy Proj	5.00%	01/15/37	1,399,609
2,430,000	Miami-Dade Cnty FL Remk, Ser A	5.00%	07/01/43	3,082,450
1,080,000	Miami-Dade Cnty FL Spl Oblig Sub Ref	5.00%	10/01/35	1,317,470
2,500,000	Miami-Dade Cnty FL Wtr & Swr Rev Ref Sys, Ser B	4.00%	10/01/34	2,955,731
2,130,000	Miami-Dade Cnty FL Wtr & Swr Rev Sys, Ser A	4.00%	10/01/40	2,476,565
6,000,000	Miami-Dade Cnty FL Wtr & Swr Rev, Ser B	4.00%	10/01/44	7,112,599

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$440,000	North Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	3.63%	05/01/24	$448,744
800,000	North Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/30	852,099
225,000	North Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	243,447
355,000	Nthrn Palm Beach Cnty FL Impt Dist	5.00%	08/01/37	404,339
680,000	Orange Cnty FL Hlth Facs Auth Rev Presbyterian Retmnt Cmntys Proj	5.00%	08/01/29	758,221
345,000	Orange Cnty FL Hlth Facs Auth Rev Presbyterian Retmnt Cmntys Proj	5.00%	08/01/34	380,446
6,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Inc, Ser A	5.00%	10/01/36	7,119,245
2,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Inc, Ser A	5.00%	10/01/39	2,360,923
825,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys	5.00%	08/01/31	911,780
1,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys	5.00%	08/01/41	1,094,074
800,000	Palm Beach Cnty FL Hlth Facs Auth Hosp Rev Baptist Hlth South FL Oblig Grp	5.00%	08/15/23	883,645
200,000	Panama City Beach FL Capital Impt Rev Front Beach Road Proj	5.00%	11/01/32	265,882
685,000	Panama City Beach FL Capital Impt Rev Front Beach Road Proj	5.00%	11/01/33	905,793
1,645,000	Panama City Beach FL Capital Impt Rev Front Beach Road Proj	5.00%	11/01/36	2,140,866
6,500,000	Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj (a)	5.88%	01/01/33	6,916,707
165,000	Rhodine Road North CDD FL Spl Assmnt	3.50%	05/01/24	168,821
825,000	Rhodine Road North CDD FL Spl Assmnt	4.50%	05/01/40	899,717
545,000	Rivington CDD FL Spl Assmnt Rev Assmnt Area	2.88%	05/01/25	554,906
335,000	San Simeon Cmnty Dev Dist FL Spl Assmnt (a)	4.13%	06/15/39	365,738
1,750,000	Sarasota National FL CDD Spl Assmnt Ref	4.00%	05/01/39	1,884,159
2,250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (a)	5.00%	03/01/30	2,484,187
405,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (a)	4.00%	11/01/24	417,303
2,730,000	Stoneybrook FL S CDD Spl Assmnt Rev Assmnt Area Two, A Proj	5.13%	11/01/34	3,270,483
1,400,000	Summer Woods CDD FL Spl Assmnt Area Two 2020 Proj	4.00%	05/01/50	1,462,385
500,000	Tallahassee FL Energy Sys Rev Energy Sys	5.00%	10/01/29	575,949
1,500,000	Tallahassee FL Energy Sys Rev Energy Sys	5.00%	10/01/30	1,727,846
125,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/27	156,070
120,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/31	156,957
200,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/32	260,621
250,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/33	324,553
250,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/34	323,509
300,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/35	387,360
400,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	4.00%	07/01/38	470,573
300,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	4.00%	07/01/39	352,012
230,000	Tampa FL Rev Ref The Univ of Tampa Proj, Ser A	5.00%	04/01/34	289,542
5,035,000	Tampa FL Rev Ref The Univ of Tampa Proj, Ser A	5.00%	04/01/45	6,143,708
175,000	Timber Creek CDD FL Spl Assmnt Rev (c)	4.13%	11/01/24	180,766
100,000	UCF Stadium Corp FL Rev Ref, Ser A	5.00%	03/01/24	110,568
150,000	Villamar CDD FL Spl Assmnt (b)	3.75%	05/01/24	153,310
70,000	Vlg FL CDD #6 Spl Assmnt Rev Ref	4.00%	05/01/25	77,729
500,000	Volusia Cnty FL Eductnl Fac Auth Ref Embry Riddle Aeronautical Univ Inc Proj, Ser A	4.00%	10/15/37	582,973
835,000	Westside FL CDD Spl Assmnt Rev Ref (a)	4.10%	05/01/37	897,991
410,000	WildBlue CDD FL Spl Assmnt (a)	3.50%	06/15/24	420,472
				160,658,937
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia – 3.6%
$1,040,000	Athens GA Hsg Auth Rev Univ of Georgia Proj	5.00%	06/15/32	$1,386,576
1,090,000	Athens GA Hsg Auth Rev Univ of Georgia Proj	5.00%	06/15/33	1,447,521
1,145,000	Athens GA Hsg Auth Rev Univ of Georgia Proj	5.00%	06/15/34	1,515,357
9,040,000	Atlanta GA Arpt Passenger Fac Charge Rev Arpt Rev Subordinate, Ser D, AMT	4.00%	07/01/38	10,548,214
650,000	Atlanta GA Tax Allocation Ref Eastside Proj	5.00%	01/01/30	785,178
3,100,000	Atlanta GA Wtr & Wstwtr Rev Ref, Ser A	5.00%	11/01/41	3,840,019
4,400,000	Atlanta GA Wtr & Wstwtr Rev Ref, Ser C	4.00%	11/01/37	5,176,586
625,000	De Kalb GA Priv Hosp Auth Children’s Healthcare of Atlanta, Ser B	4.00%	07/01/37	745,246
315,000	East Point GA Tax Allocation Ref	5.00%	08/01/21	318,409
500,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/34	593,478
350,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/35	413,469
400,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/36	470,633
1,000,000	Fulton Cnty GA Dev Auth Rev Ref Children’s Healthcare of Atlanta, Ser C	5.00%	07/01/35	1,294,188
3,775,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	4,080,984
1,050,000	GA St Grp 1, Ser A	5.00%	08/01/27	1,333,394
750,000	GA St Hgr Edu Facs Auth Rev Ref USG Real Estate Fdtn II LLC Projs	5.00%	06/15/34	950,260
890,000	GA St Hgr Edu Facs Auth Rev Ref USG Real Estate Fdtn II LLC Projs	5.00%	06/15/35	1,125,462
2,525,000	GA St Hsg & Fin Auth Rev SF Mtge, Ser C	3.25%	12/01/33	2,694,664
5,000,000	GA St, Ser A-2	4.00%	02/01/36	5,793,313
40,000	Gainesville & Hall Cnty GA Hosp Auth Ref NE GA Hlth Sys Inc Proj, Ser A	5.00%	02/15/26	48,219
5,800,000	Gainesville & Hall Cnty GA Hosp Auth Ref Northeast GA Hlth Sys Inc Proj, Ser A	4.00%	02/15/39	6,860,679
250,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel First Tier, Ser A	4.00%	01/01/36	293,138
1,000,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel First Tier, Ser A	4.00%	01/01/54	1,137,392
1,000,000	Glynn-Brunswick GA Memorial Hosp Auth Anticipation Ctfs South East GA Hlth Sys Proj	5.00%	08/01/47	1,158,015
985,000	Glynn-Brunswick GA Memorial Hosp Auth Ref Rev Anticipation Ctfs Southeast GA Hlth Sys Proj	4.00%	08/01/37	1,125,443
1,750,000	Madison Cnty GA Sch Dist Ref Capital Impt Proj, COPS	4.00%	05/01/32	2,040,024
175,000	Main Street Nat Gas Inc GA Gas Rev, Ser A	5.50%	09/15/23	195,945
1,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/27	1,229,397
2,630,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/30	3,305,621
2,160,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C	5.00%	09/01/25	2,554,133
1,170,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C	5.00%	09/01/26	1,420,807
3,785,000	Muni Elec Auth of Georgia Plant Vogtle Unis 3&4 Proj M Bonds, Ser A, AGM	4.00%	01/01/44	4,290,932
560,000	Priv Clgs & Univs Auth GA Mercer Univ Proj, Ser C	5.25%	10/01/27	589,387
1,175,000	Priv Clgs & Univs Auth GA Savannah Clg of Art & Design Proj	5.00%	04/01/33	1,299,719
500,000	Priv Clgs & Univs Auth GA Savannah Clg of Art & Design Proj	5.00%	04/01/44	547,146
2,865,000	S Regl GA Jt Dev Auth Rev Ref Valdosta St Univ VSU ASRE GA Reade Hopper LLC	5.00%	08/01/35	3,632,846
				76,241,794
	Guam – 0.2%
400,000	Guam Govt Business Privilege Tax Rev, Ser B-1	5.00%	01/01/37	411,175
2,000,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	2,437,098

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Guam (Continued)
$300,000	Guam Port Auth Port Rev, Ser B, AMT	5.00%	07/01/32	$359,672
				3,207,945
	Hawaii – 0.5%
4,980,000	HI St, Ser FG	4.00%	10/01/33	5,704,206
2,450,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref Sr First Bd Resolution, Ser B	4.00%	07/01/32	2,742,969
2,000,000	Honolulu City & Cnty HI Wstwtr Sys Rev Sr First Bd Resolution, Ser A	4.00%	07/01/42	2,312,456
				10,759,631
	Idaho – 0.1%
1,000,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/37	1,113,706
500,000	ID St Hlth Facs Auth Rev Trinity Hlth Ref, Ser D	5.00%	12/01/33	526,316
				1,640,022
	Illinois – 2.8%
1,210,000	Bolingbrook IL Ref, Ser A	4.00%	01/01/35	1,365,170
1,000,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/30	1,254,162
1,000,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/31	1,249,452
130,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(d)	12/01/22	128,374
500,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	596,898
5,620,000	Chicago IL Brd of Edu Ref, Ser A	4.00%	12/01/21	5,737,445
1,145,000	Chicago IL Brd of Edu Ref, Ser B	4.00%	12/01/21	1,168,928
500,000	Chicago IL Brd of Edu, Ser A	5.00%	12/01/34	620,057
625,000	Chicago IL Brd of Edu, Ser A	5.50%	12/01/39	638,029
305,000	Chicago IL O’Hare Intl Arpt Rev Ref Gen Sr Lien, Ser A, AMT	5.00%	01/01/30	357,214
600,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	737,416
400,000	Chicago IL O’Hare Intl Arpt Rev, Ser C, AMT	5.00%	01/01/34	457,014
450,000	Chicago IL Ref 2003B Remk	5.25%	01/01/29	508,489
185,000	Chicago IL Ref Proj, Ser A	5.00%	01/01/27	202,723
1,155,000	Chicago IL Ref Proj, Ser A	5.00%	01/01/35	1,247,497
500,000	Chicago IL Ref, Ser A	5.63%	01/01/29	608,234
150,000	Chicago IL Ref, Ser C	4.00%	01/01/22	153,718
500,000	Chicago IL Ref, Ser C	5.00%	01/01/25	570,855
645,000	Chicago IL Ref, Ser C	5.00%	01/01/26	752,799
270,000	Chicago IL Ref, Ser C	5.00%	01/01/38	304,507
285,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/22	282,340
145,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/24	138,689
125,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/25	116,770
2,060,000	Chicago IL, Ser A	5.00%	01/01/27	2,457,174
1,530,000	Cook Cnty IL Sch Dist #69 Skokie Ref	4.00%	12/01/33	1,809,979
2,425,000	DuPage & Cook Cntys IL Twp High Sch Dist #86 Hinsdale	4.00%	01/15/36	2,800,589
505,000	Hampshire IL Spl Svc Area #14 Spl Tax Ref Lakewood Crossing, BAM	4.00%	03/01/25	557,884
235,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	243,687
305,000	IL St	5.00%	05/01/23	332,039
240,000	IL St	5.00%	05/01/24	270,652
125,000	IL St	5.00%	06/01/27	148,487
325,000	IL St Fin Auth Academic Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/33	417,095
600,000	IL St Fin Auth Academic Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/34	767,979
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$970,000	IL St Fin Auth Academic Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/35	$1,238,694
300,000	IL St Fin Auth Academic Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/36	381,953
1,000,000	IL St Fin Auth Rev Centegra Hlth Sys, Ser A	5.00%	09/01/39	1,122,112
500,000	IL St Fin Auth Rev Loc Govt Program E Prairie Sch Dist #73 Proj, BAM	5.00%	12/01/30	638,734
845,000	IL St Fin Auth Rev Ref Mercy Hlth Sys Oblig Grp	5.00%	12/01/33	1,014,571
35,000	IL St Fin Auth Rev Ref Presbyterian Homes Oblig Grp, Ser A	5.00%	11/01/24	40,222
1,010,000	IL St Fin Auth Rev Sthrn IL Healthcare, Ser A	5.00%	03/01/47	1,176,702
500,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	564,287
95,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/31	106,898
465,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/32	521,816
320,000	IL St Ref	4.00%	08/01/25	333,030
115,000	IL St Ref, Ser B	5.00%	10/01/24	131,458
510,000	IL St, Ser A	4.00%	01/01/25	521,373
1,500,000	IL St, Ser A	5.00%	12/01/26	1,808,154
1,000,000	IL St, Ser A	4.00%	03/01/38	1,154,162
1,000,000	IL St, Ser A	4.00%	03/01/39	1,149,884
6,200,000	IL St, Ser C	5.00%	11/01/29	7,389,469
1,250,000	IL St, Ser D	5.00%	11/01/23	1,381,552
1,005,000	IL St, Ser D	5.00%	11/01/24	1,144,090
325,000	IL St, Ser D	5.00%	11/01/26	387,775
1,500,000	Morton Grove IL Tax Incr Rev Sawmill Station Redev Proj	5.00%	01/01/39	1,537,448
3,635,000	Morton Grove-Niles Wtr Commn IL Wtr, Ser A	5.00%	12/01/41	4,481,566
1,000,000	Piatt Champaign & De Witt Cntys IL Cmnty Unit Sch Dist #25 Ref, Ser B, BAM	5.00%	11/01/33	1,224,306
145,000	Railsplitter IL Tobacco Settlement Auth	5.00%	06/01/26	174,243
190,000	Railsplitter IL Tobacco Settlement Auth	5.00%	06/01/27	226,910
645,000	Rockford IL Ref Wtrwks Sys, Ser B, BAM	5.00%	12/15/26	786,265
110,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/24	123,018
125,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/25	141,151
				59,904,188
	Indiana – 1.5%
1,370,000	Anderson IN Mf Rev Sweet Galilee at the Wigwam Proj, Ser A	5.38%	01/01/40	1,420,782
1,920,000	Carmel IN Loc Pub Impt Bond Bank Multipurpose, Ser 2016	5.00%	07/15/34	2,333,459
1,425,000	Carmel IN Loc Pub Impt Bond Bank Spl Program Wtrwks	5.00%	06/01/26	1,723,407
1,000,000	Evansville IN Mf Hsg Rev Silver Birch Evansville Proj	5.45%	01/01/38	1,018,912
250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (a)	5.30%	01/01/32	257,540
930,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/36	1,055,030
1,330,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/37	1,504,693
800,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A (c)	5.25%	07/01/28	894,916
1,000,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A (c)	5.88%	07/01/38	1,118,954
460,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A	5.75%	11/15/28	488,982
55,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A	6.00%	11/15/28	58,811
500,000	IN St Fin Auth Rev Marian Univ Proj, Ser A	5.00%	09/15/34	603,022
275,000	IN St Fin Auth Rev Ref Rev Cmnty Fdtn of NW IN	5.00%	09/01/31	326,208
6,000,000	IN St Muni Pwr Agy Ref, Ser A	5.00%	01/01/42	7,208,092
1,050,000	IN St Muni Pwr Agy Ref, Ser A	5.00%	01/01/42	1,285,260

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana (Continued)
$1,100,000	Indianapolis IN Loc Pub Impt Bond Bank Ref Cityway 1 Proj, Ser B	5.00%	02/01/33	$1,224,642
800,000	Indianapolis IN Loc Pub Impt Bond Bank Ref Cityway 1 Proj, Ser B	5.00%	02/01/34	889,606
550,000	NW Hendricks IN Multi-Bldg Corp	4.00%	07/15/30	658,289
450,000	NW Hendricks IN Multi-Bldg Corp	4.00%	07/15/31	534,702
400,000	NW Hendricks IN Multi-Bldg Corp	4.00%	07/15/32	472,911
500,000	NW Hendricks IN Multi-Bldg Corp	4.00%	07/15/33	587,053
1,700,000	Plainfield IN Mf Hsg Rev Glasswater Creek Proj	5.38%	09/01/38	1,732,995
1,025,000	Westfield Washington IN Multi Sch Bldg Corp Rev	4.00%	07/15/31	1,225,718
765,000	Westfield Washington IN Multi Sch Bldg Corp Rev	4.00%	07/15/33	903,277
600,000	Zionsville IN Cmnty Schs Bldgcorp	4.00%	07/15/31	705,414
330,000	Zionsville IN Cmnty Schs Bldgcorp	4.00%	07/15/33	383,195
700,000	Zionsville IN Cmnty Schs Bldgcorp	4.00%	07/15/35	808,936
				31,424,806
	Iowa – 0.6%
1,000,000	Altoona IA, Ser A, COPS, BAM	5.00%	06/01/33	1,244,843
720,000	Altoona IA, Ser A, COPS, BAM	5.00%	06/01/34	892,791
2,385,000	Coralville IA Ref, Ser A	5.00%	05/01/38	2,544,544
5,000,000	Pefa Inc IA Gas Proj Rev (Mandatory put 09/01/26)	5.00%	09/01/49	6,057,985
200,000	Tobacco Settlement Auth IA Tobacco Settlement Rev Ref Sr, Ser A-2, Class 1	5.00%	06/01/32	264,349
300,000	Tobacco Settlement Auth IA Tobacco Settlement Rev Ref Sr, Ser A-2, Class 1	4.00%	06/01/35	358,731
200,000	Tobacco Settlement Auth IA Tobacco Settlement Rev Ref Sr, Ser A-2, Class 1	4.00%	06/01/38	236,333
300,000	Tobacco Settlement Auth IA Tobacco Settlement Rev Ref Sr, Ser A-2, Class 1	4.00%	06/01/39	353,301
				11,952,877
	Kansas – 0.9%
1,625,000	Goddard KS Sales Tax Spl Oblg Rev Ref Olympic Park Star Bond Proj	3.60%	06/01/30	1,642,613
4,210,000	Johnson & Miami Cntys KS Unif Sch Dist #230 Spring Hill, Ser A	5.00%	09/01/35	5,310,246
1,240,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/29	1,494,821
1,470,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/30	1,770,620
500,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/31	582,951
625,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/32	726,254
575,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/33	665,944
500,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/34	577,478
525,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/35	604,934
600,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/36	689,707
1,045,000	Lenexa KS Healthcare Fac Rev Ref Lakeview Vlg Inc, Ser A	5.00%	05/15/26	1,184,146
2,800,000	Sedgwick Cnty KS Unif Sch Dist #260 Ref & Sch Bldg, Ser B	4.00%	10/01/38	3,168,342
150,000	Wyandotte Cnty KS Unif Sch Dist #202, Ser A, AGM	5.00%	09/01/32	186,877
475,000	Wyandotte Cnty/Kansas City KS Unif Govt Utility Sys Rev Ref & Impt, Ser A	5.00%	09/01/29	543,871
				19,148,804
	Kentucky – 2.3%
2,350,000	Bowling Green KY Wtr & Swr Rev, AGM	4.00%	06/01/32	2,710,728
1,000,000	Estrn KY Univ Gen Recpts, Ser A	5.00%	04/01/25	1,171,355
3,755,000	KY Bond Dev Corp Indl Bldg Rev KY Commns Network Auth Proj, BAM	5.00%	09/01/38	4,752,948
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kentucky (Continued)
$3,500,000	KY Bond Dev Corp Indl Bldg Rev KY Commns Network Auth Proj, BAM	5.00%	09/01/49	$4,323,098
145,000	KY St Econ Dev Fin Auth Baptist Healthcare Sys, Ser B	5.00%	08/15/28	179,512
275,000	KY St Econ Dev Fin Auth Baptist Healthcare Sys, Ser B	5.00%	08/15/36	330,464
3,000,000	KY St Econ Dev Fin Auth Baptist Healthcare Sys, Ser B	5.00%	08/15/41	3,569,017
160,000	KY St Econ Dev Fin Auth Hlth Sys Rev Norton Healthcare Inc, Ser B, NATL-RE	(d)	10/01/25	150,011
625,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/38	720,793
730,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/35	920,490
895,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/36	1,123,680
300,000	KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE	5.00%	09/01/22	317,433
5,395,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser B (Mandatory put 01/01/25)	4.00%	01/01/49	6,018,064
12,315,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C (Mandatory put 02/01/28)	4.00%	02/01/50	14,527,561
1,580,000	KY St Pub Energy Auth Gas Sply Rev, Ser A-1 (Mandatory put 06/01/25)	4.00%	12/01/49	1,783,130
1,000,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Norton Healthcare Inc, Ser A	5.00%	10/01/38	1,261,886
500,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Norton Healthcare Inc, Ser A	4.00%	10/01/40	572,799
3,315,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Healthcare Inc, Ser A	5.00%	10/01/30	3,994,569
550,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Healthcare Inc, Ser A	5.00%	10/01/31	662,113
90,000	Warren Cnty KY Hosp Rev Ref Bowling Green Warren Cnty Cmnty Hosp Corp	5.00%	04/01/23	96,160
				49,185,811
	Louisiana – 1.6%
1,260,000	East Baton Rouge Parish LA Capital Impts Dist Movebr Sales, Ser T	4.00%	08/01/35	1,511,259
1,520,000	East Baton Rouge Parish LA Capital Impts Dist Movebr Sales, Ser T	4.00%	08/01/36	1,815,029
2,530,000	East Baton Rouge Parish LA Capital Impts Dist Movebr Sales, Ser T	4.00%	08/01/38	2,995,898
1,000,000	LA Pub Facs Auth Rev Ref Ochsner Clinic Fdtn Proj	5.00%	05/15/36	1,206,880
2,000,000	LA Pub Facs Auth Rev Var Ref Ochsner Clinic Fdtn Proj, Ser B (Mandatory put 05/15/25)	5.00%	05/15/50	2,345,322
3,880,000	LA St	4.00%	05/01/33	4,370,945
3,000,000	LA St	4.00%	05/01/35	3,369,331
250,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ascension Psh Courthouse Proj	5.00%	11/01/31	307,202
1,135,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev City of Gretna Pub Impt Bonds	4.00%	02/01/38	1,349,475
1,700,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Hosp Womans Fdtn Proj, Ser A	5.00%	10/01/37	2,031,725
380,000	LA Stadium & Exposition Dist LA Ref Sr, Ser A	5.00%	07/01/31	417,228
750,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/28	912,683
750,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/29	907,802
200,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/31	239,833
1,160,000	New Orleans LA Aviation Brd, Ser B, AMT	5.00%	01/01/31	1,328,041
1,305,000	New Orleans LA Wtr Rev	5.00%	12/01/34	1,564,388
1,050,000	New Orleans LA Wtr Rev Ref	5.00%	12/01/28	1,220,050
625,000	Shreveport LA Wtr & Swr Rev Junior Lien, Ser A, AGM	5.00%	12/01/32	798,873

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Louisiana (Continued)
$700,000	Shreveport LA Wtr & Swr Rev, Ser A, AGM	4.00%	12/01/41	$795,848
1,650,000	Shreveport LA Wtr & Swr Rev, Ser B, BAM	5.00%	12/01/30	1,903,350
2,000,000	Shreveport LA Wtr & Swr Rev, Ser B, BAM	5.00%	12/01/33	2,435,011
				33,826,173
	Maryland – 1.4%
2,375,000	Anne Arundel Cnty MD Consldtd Wtr & Swr Bond	5.00%	10/01/26	2,945,320
3,775,000	Baltimore Cnty MD Consol Pub Impt	5.00%	03/01/33	4,883,634
565,000	Baltimore Cnty MD Rev Ref Oak Crest Vlg Inc Fac	4.00%	01/01/39	634,443
650,000	Baltimore Cnty MD Rev Ref Oak Crest Vlg Inc Fac	4.00%	01/01/40	728,084
600,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/33	680,384
685,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/34	773,723
650,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/36	730,862
700,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/38	783,839
1,120,000	Baltimore MD Rev Ref Sr, Ser B	5.00%	07/01/33	1,292,221
1,000,000	Baltimore MD Spl Oblig Ref E Baltimore Research Park Proj, Ser A	5.00%	09/01/38	1,091,513
100,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	2.75%	06/01/24	102,406
125,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	2.80%	06/01/25	128,943
135,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	2.85%	06/01/26	140,245
1,000,000	Gaithersburg MD Econ Dev Rev Ref Proj Asbury MD Oblig Grp, Ser A	4.50%	01/01/25	1,091,777
325,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	4.00%	07/01/25	371,900
550,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	4.00%	07/01/36	650,972
500,000	MD St Econ Dev Corp Student Hsg Rev Bowie St Univ Proj	4.00%	07/01/40	560,949
1,650,000	MD St Econ Dev Corp Student Hsg Rev Bowie St Univ Proj	5.00%	07/01/55	1,953,789
650,000	MD St Econ Dev Corp Student Hsg Rev Morgan St Univ Proj	5.00%	07/01/56	777,022
600,000	MD St Econ Dev Corp Student Hsg Rev Ref Sr Univ MD Proj	4.00%	07/01/24	639,006
2,490,000	MD St Econ Dev Corp Student Hsg Rev Ref Univ MD Clg Park Projs, AGM	5.00%	06/01/35	2,931,690
500,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Adventist Healthcare Oblig Grp, Ser A	5.50%	01/01/26	601,002
555,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Adventist Healthcare	4.00%	01/01/27	639,236
800,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Anne Arundel Hlth System, Ser A	5.00%	07/01/30	977,823
1,000,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Anne Arundel Hlth System, Ser A	5.00%	07/01/32	1,214,772
250,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/35	288,760
225,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/36	258,973
750,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/46	842,163
790,000	MD St Ref, Ser B	5.00%	08/01/24	911,932
				29,627,383
	Massachusetts – 0.5%
925,000	Ludlow MA	4.00%	02/01/32	1,077,623
960,000	Ludlow MA	4.00%	02/01/33	1,115,513
2,000,000	MA St Bay Transprtn Auth Sales Tax Rev Ref Sr, Ser B	5.25%	07/01/30	2,623,478
250,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (a)	5.00%	11/15/28	282,966
500,000	MA St Dev Fin Agy Rev Umass Boston Student Hsg Proj	5.00%	10/01/24	543,488
2,000,000	MA St Port Auth Spl Facs Rev Ref Bosfuel Proj, Ser A, AMT	5.00%	07/01/33	2,509,019
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Massachusetts (Continued)
$2,500,000	MA St Sch Bldg Auth Sales Tax Rev Ref Sr, Ser A	5.00%	08/15/30	$2,656,725
				10,808,812
	Michigan – 3.3%
240,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/32	270,980
500,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/33	564,374
250,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/30	296,028
150,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/32	176,187
155,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/36	179,998
100,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/37	115,781
150,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/38	173,239
525,000	Grand Rapids MI Santn Swr Sys Rev Ref	5.00%	01/01/45	663,493
735,000	Grand Traverse Cnty MI Hosp Fin Auth Munson Healthcare Oblig Grp, Ser A	5.00%	07/01/44	887,751
1,125,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Sr Lien, Ser C	5.00%	07/01/28	1,374,546
575,000	Kalamazoo MI Econ Dev Corp Heritage Cmnty of Kalamazoo Revel Creek Proj Temps 60, Ser B2	2.63%	05/15/25	577,006
1,000,000	Marquette MI Brd of Light & Pwr Elec Utility Sys Rev Ref, Ser A	5.00%	07/01/29	1,215,762
1,225,000	MI St Bldg Auth Rev Ref, Ser I	5.00%	10/15/30	1,490,691
890,000	MI St Fin Auth Ltd Oblig Rev Ref Clg for Creative Studies Proj	5.00%	12/01/25	958,254
4,465,000	MI St Fin Auth Rev Che Trinity Hlth Credit Grp Ref Remk, Ser 2013-5	4.00%	12/01/40	5,270,425
325,000	MI St Fin Auth Rev Loc Govt Loan Program Great Lakes Wtr Auth Ref, Ser C	5.00%	07/01/27	383,788
1,200,000	MI St Fin Auth Rev Ref 2nd Lien Great Lakes Wtr Auth, Ser C-7, NATL-RE	5.00%	07/01/23	1,318,229
2,895,000	MI St Fin Auth Rev Ref 2nd Lien Great Lakes Wtr Auth, Ser C-7, NATL-RE	5.00%	07/01/24	3,297,908
2,460,000	MI St Fin Auth Rev Ref 2nd Lien Great Lakes Wtr Auth, Ser C-7, NATL-RE	5.00%	07/01/29	2,799,042
750,000	MI St Fin Auth Rev Ref Beaumont Hlth Credit Grp	5.00%	08/01/32	856,061
4,050,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/35	4,599,558
2,565,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/36	2,906,855
7,905,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	5.00%	11/15/41	9,367,188
2,500,000	MI St Fin Auth Rev Ref Hosp Trinity Hlth Credit Grp, Ser A-MI	5.00%	12/01/47	2,692,736
1,000,000	MI St Fin Auth Rev Ref Loc Govt Loan Program Great Lakes Wtr Auth, Ser D-1	5.00%	07/01/34	1,174,127
500,000	MI St Fin Auth Rev Ref Loc Govt Loan Program, Ser F1	3.80%	10/01/22	510,713
125,000	MI St Fin Auth Rev Ref Loc Govt Loan Program, Ser F1	3.88%	10/01/23	129,227
145,000	MI St Fin Auth Rev Ref Trinity Hlth Corp, Ser 2016MI	5.00%	12/01/33	174,817
2,000,000	MI St Fin Auth Rev Sr Lien Great Lakes Wtr Auth, Ser C-3, AGM	5.00%	07/01/21	2,015,282
565,000	MI St Hosp Fin Auth Ref Ascenion Sr Credit Remk, Ser F7	5.00%	11/15/47	681,129
1,000,000	MI St Hosp Fin Auth Ref Ascension Hlth Sr Cr Grp Remk, Ser F-4	5.00%	11/15/47	1,265,316
1,000,000	MI St Univ Rev Brd of Trustees, Ser B	5.00%	02/15/34	1,277,122
10,000,000	MI St Univ Revs Ref, Ser C	4.00%	02/15/44	11,751,624
650,000	Midland MI Pub Schs Sch Bldg & Site, Ser II	5.00%	05/01/35	838,478
1,990,000	Utica MI Cmnty Schs Ref Sch Bldg & Site	5.00%	05/01/31	2,394,657
1,350,000	Walled Lake MI Consol Sch Dist	5.00%	05/01/38	1,785,125
2,800,000	Wayne Cnty MI Arpt Auth Rev Ref, Ser F, AMT	5.00%	12/01/25	3,329,157
				69,762,654
	Minnesota – 0.3%
370,000	Duluth MN Indep Sch Dist #709 Ref, Ser B, COPS	5.00%	02/01/27	449,925

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Minnesota (Continued)
$580,000	Saint Paul MN Hsg & Redev Auth Healthcare Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/30	$675,291
500,000	Saint Paul MN Hsg & Redev Auth Healthcare Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/32	580,815
3,420,000	Saint Paul MN Hsg & Redev Auth Healthcare Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/33	3,968,228
500,000	Saint Paul Park MN Sr Hsg & Healthcare Rev Ref Presbyterian Homes Bloomington Proj	3.00%	09/01/24	512,263
400,000	Saint Paul Park MN Sr Hsg & Healthcare Rev Ref Presbyterian Homes Bloomington Proj	3.13%	09/01/25	410,368
				6,596,890
	Mississippi – 0.3%
2,000,000	MS St, Ser A	5.00%	11/01/33	2,435,124
985,000	MS St, Ser B	5.00%	12/01/32	1,203,871
500,000	West Rankin MS Utility Auth Rev, AGM	5.00%	01/01/32	574,803
1,215,000	West Rankin MS Utility Auth Rev, AGM	5.00%	01/01/33	1,396,798
				5,610,596
	Missouri – 1.0%
220,000	Jackson Cnty MO Spl Oblig Ref Truman Sports Complex Proj	5.00%	12/01/22	233,930
700,000	Jackson Cnty MO Spl Oblig Ref Truman Sports Complex Proj	5.00%	12/01/31	810,808
1,670,000	Joplin MO Indl Dev Auth Hlth Facs Rev Ref Freeman Hlth System	5.00%	02/15/26	1,856,542
3,385,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intrnl Arpt Terminal Mod Proj, Ser B, AMT	5.00%	03/01/37	4,190,693
220,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/30	251,435
415,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/31	472,851
1,000,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/38	1,099,475
3,000,000	MO Jt Muni Elec Utility Commn Pwr Proj Rev Ref, Ser A	5.00%	12/01/40	3,582,896
1,200,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Coxhealth, Ser A	5.00%	11/15/32	1,383,772
750,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Mosaic Hlth Sys, Ser A	5.00%	02/15/32	952,497
710,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Mosaic Hlth Sys, Ser A	4.00%	02/15/39	825,471
160,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/23	171,136
440,000	MS St Hlth & Eductnl Facs Auth Hlth Facs Rev Bethesda Hlth Grp Inc Ref	4.00%	08/01/36	512,557
410,000	MS St Hlth & Eductnl Facs Auth Hlth Facs Rev Bethesda Hlth Grp Inc Ref	4.00%	08/01/41	469,527
245,000	MS St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/25	270,732
3,500,000	Saint Louis MO Gen Fnd Rev Trans	2.00%	06/01/21	3,505,142
1,040,000	Saint Louis MO Muni Fin Corp Sales Tax Leasehold Rev Ref	5.00%	02/15/28	1,238,627
				21,828,091
	Montana – 0.5%
1,080,000	MT St Fac Fin Auth Hlth Care Facs Rev Montana Children’s Home and Hosp Proj, Ser A	4.00%	07/01/35	1,172,824
2,395,000	MT St Fac Fin Auth Hlth Care Facs Rev Montana Children’s Home and Hosp Proj, Ser A	4.00%	07/01/40	2,545,426
770,000	MT St Fac Fin Auth Hlth Care Facs Rev Montana Children’s Home and Hosp Proj, Ser B	5.00%	07/01/31	1,018,784
1,105,000	MT St Fac Fin Auth Hlth Care Facs Rev Montana Children’s Home and Hosp Proj, Ser B	5.00%	07/01/32	1,456,568
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Montana (Continued)
$1,165,000	MT St Fac Fin Auth Hlth Care Facs Rev Montana Children’s Home and Hosp Proj, Ser B	5.00%	07/01/33	$1,529,882
740,000	MT St Fac Fin Auth Rev Ref	5.00%	02/15/25	856,521
130,000	MT St Fac Fin Auth Rev Ref	5.00%	02/15/29	156,823
2,000,000	MT St Fac Fin Auth Rev Ref Scl Hlth Sys, Ser A	4.00%	01/01/36	2,385,932
				11,122,760
	Nebraska – 0.5%
1,745,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/27	1,854,810
300,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4	5.00%	01/01/24	336,615
5,870,000	Centrl Plains Energy Proj NE Gas Proj Rev Ref Proj #3, Ser A	5.00%	09/01/29	7,461,717
500,000	NE St Pub Pwr Dist Rev Gen, Ser C	5.00%	01/01/35	594,381
				10,247,523
	Nevada – 0.5%
750,000	Carson City NV Hosp Rev Ref Carson Tahoe Regl Med Ctr, Ser A	5.00%	09/01/30	915,363
1,685,000	Clark Cnty NV Detention Ctr	4.00%	06/01/35	2,008,509
975,000	Clark Cnty NV Impt Dist Ref Spl Loc Impt #151	4.50%	08/01/23	1,030,571
2,000,000	Clark Cnty NV Sch Dist Ref Bldg, Ser A	5.00%	06/15/29	2,443,375
275,000	Clark Cnty NV Sch Dist Ref Bldg, Ser A, BAM	5.00%	06/15/30	339,401
400,000	Las Vegas NV Spl Impt Dist #808 & #810 Ref	5.00%	06/01/22	415,851
120,000	North Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.50%	06/01/24	126,581
145,000	North Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/25	156,314
185,000	North Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/26	201,775
255,000	North Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/27	280,212
335,000	NV Dept of Business & Industry NV Doral Academy, Ser A (a)	5.00%	07/15/27	377,562
300,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/29	366,196
950,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/30	1,152,573
275,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/31	332,455
1,075,000	Sparks NV Tourism Impt Dist #1 Rev Ref Sales Tax Sr, Ser A (a)	2.50%	06/15/24	1,087,567
				11,234,305
	New Hampshire – 0.2%
1,000,000	National Fin Auth NH Sol Wst Disp Rev Var Ref Wst Mgmt Inc Proj, Ser A-1, AMT (Mandatory put 07/01/24)	2.15%	09/01/25	1,049,407
2,740,000	NH St Hlth & Edu Facs Auth Rev Concord Hosp Trust	5.00%	10/01/42	3,253,711
				4,303,118
	New Jersey – 2.2%
1,345,000	Middlesex Cnty NJ Ref Civic Square IV Redev, COPS	5.00%	10/15/31	1,580,474
2,000,000	NJ St COVID-19 Go Emergency Bonds, Ser A	5.00%	06/01/28	2,553,752
1,500,000	NJ St COVID-19 Go Emergency Bonds, Ser A	5.00%	06/01/29	1,954,819
450,000	NJ St Econ Dev Auth Mtr Vehcl Surcharge Rev Ref, Subser A, BAM	5.00%	07/01/28	555,614
500,000	NJ St Econ Dev Auth Ref, Ser A, BAM	5.00%	06/15/23	551,576
350,000	NJ St Econ Dev Auth Rev Self Designated Social Bonds, Ser QQQ	4.00%	06/15/35	412,980
490,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	567,198
1,000,000	NJ St Healthcare Facs Fing Auth Rev Ref Hackensack Meridian Hlth, Ser A	5.00%	07/01/24	1,145,621
1,290,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(d)	12/15/25	1,238,175
165,000	NJ St Transprtn Trust Fund Auth Fed Hwy Reimbursement Nts, Ser A-1, GARVEE	5.00%	06/15/28	198,002
1,750,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys Bonds, Ser A	5.00%	12/15/28	2,224,161

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Jersey (Continued)
$500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/30	$629,047
3,040,000	NJ St Transprtn Trust Fund Auth Ref Transptrn Sys, Ser A	5.00%	12/15/26	3,728,362
400,000	NJ St Transprtn Trust Fund Auth Transprtn Program, Ser AA	4.00%	06/15/27	414,422
1,400,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser D	5.25%	12/15/23	1,578,376
105,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser D	5.00%	12/15/24	121,860
220,000	NJ St Transprtn Trust Fund Auth, Ser BB	5.00%	06/15/31	276,220
1,000,000	NJ St Transprtn Trust Fund Auth, Ser BB	5.00%	06/15/33	1,247,670
2,465,000	NJ St Turnpike Auth Turnpike Rev Ref, Ser G	4.00%	01/01/43	2,802,547
2,000,000	NJ St Turnpike Auth Turnpike Rev, Ser A	4.00%	01/01/42	2,375,456
823,713	Prospect Park NJ, BANS	2.00%	11/10/21	830,373
500,000	Tobacco Settlement Fing Corp NJ Ref, Ser A	5.00%	06/01/27	621,399
1,750,000	Tobacco Settlement Fing Corp NJ Ref, Ser A	5.00%	06/01/34	2,153,860
1,850,000	Tobacco Settlement Fing Corp NJ Ref, Ser A	5.00%	06/01/37	2,254,825
5,505,000	Tobacco Settlement Fing Corp NJ Ref, Ser A	5.25%	06/01/46	6,659,581
6,010,000	Tobacco Settlement Fing Corp NJ Ref, Subser B	5.00%	06/01/46	7,042,433
				45,718,803
	New Mexico – 0.6%
325,000	Albuquerque NM Muni Sch Dist #12, Ser A	4.00%	08/01/32	391,191
500,000	Albuquerque NM Muni Sch Dist #12, Ser A	4.00%	08/01/35	596,277
400,000	Albuquerque NM Muni Sch Dist #12, Ser A	4.00%	08/01/36	475,931
265,000	Albuquerque NM Refuse Removal & Disp Rev	5.00%	07/01/31	353,323
185,000	Albuquerque NM Refuse Removal & Disp Rev	5.00%	07/01/32	245,738
290,000	Albuquerque NM Refuse Removal & Disp Rev	5.00%	07/01/33	383,760
1,500,000	Farmington NM Poll Control Rev Ref Pub Svc NM San Juan Remk, Ser E (Mandatory put 06/01/24)	1.15%	06/01/40	1,524,181
565,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Academy Proj	4.00%	09/01/33	652,374
375,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Academy Proj	4.00%	09/01/34	431,660
300,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Academy Proj	4.00%	09/01/35	344,475
450,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.00%	10/01/23	460,079
230,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.20%	10/01/24	241,847
240,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.30%	10/01/25	255,854
250,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.45%	10/01/26	270,303
260,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.55%	10/01/27	284,281
365,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	5.00%	10/01/33	403,898
825,000	NM St Hosp Equipment Loan Council Hosp Rev Ref	5.00%	06/01/32	1,041,258
1,000,000	NM St Hosp Equipment Loan Council Hosp Rev Ref	4.00%	06/01/33	1,147,468
1,360,000	NM St Hosp Equipment Loan Council Hosp Rev Ref	4.00%	06/01/34	1,555,292
520,000	Santa Fe NM Retmnt Fac Rev El Castillo Retmnt Proj, Ser A	5.00%	05/15/34	586,365
				11,645,555
	New York – 5.9%
175,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	5.00%	09/01/38	228,497
500,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	4.00%	09/01/39	594,976
2,150,000	Met Transprtn Auth NY Rev Ref Transptrn, Subser C-1	5.00%	11/15/34	2,497,008
4,000,000	Met Transprtn Auth NY Rev Transptrn, Subser D-1	5.00%	11/15/39	4,492,136
1,500,000	Met Transprtn Auth NY Rev, Ser A-2S, BANS	4.00%	02/01/22	1,540,841
3,200,000	Met Transprtn Auth NY Rev, Ser B-1, BANS	5.00%	05/15/22	3,355,660
840,000	Monroe Cnty NY Indl Dev Corp Rev Ref Nazareth Clg of Rochester Proj, Ser A	5.00%	10/01/23	924,819
2,500,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev 2nd Gen Resolution, Ser BB-1	5.00%	06/15/49	3,147,660
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$3,550,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev 2nd Gen Resolution, Ser DD-1	4.00%	06/15/37	$4,168,815
915,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution Fiscal 2018, Ser FF	5.00%	06/15/39	1,131,374
5,000,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution, Ser GG	5.00%	06/15/39	5,851,416
4,285,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution, Subser CC-1	4.00%	06/15/33	5,000,251
2,450,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref Subordinate, Subser FF-2	4.00%	06/15/41	2,888,216
1,000,000	New York City NY Transitional Fin Auth Rev Future Tax Secured Sub Fiscal 2016, Ser A-1	5.00%	08/01/37	1,181,731
1,500,000	New York City NY Transitional Fin Auth Rev Future Tax Sub, Subser E-1	5.00%	02/01/37	1,793,718
1,350,000	New York City NY Transitional Fin Auth Rev Sub Future Tax Secured Fiscal 1999, Ser A, Subser E-1	5.00%	02/01/36	1,653,327
5,415,000	New York City NY Transitional Fin Auth Rev Sub Future Tax Secured Fiscal 1999, Ser A, Subser E-1	5.00%	02/01/40	6,617,027
6,000,000	New York City NY Transitional Fin Auth Rev Sub Future Tax Secured, Ser C-1	4.00%	11/01/40	7,024,898
2,500,000	New York City NY Transitional Fin Auth Rev Sub, Ser A-3	4.00%	05/01/41	2,923,452
2,055,000	New York City NY Transitional Fin Auth Rev Sub, Ser A-3	4.00%	05/01/43	2,392,278
4,000,000	New York NY Variable Fiscal 2021 Remk, Ser 3 (e)	0.22%	04/01/42	4,000,000
10,400,000	NY NY Adj Fiscal 2020, Subser B-3 (e)	0.21%	10/01/46	10,400,000
3,300,000	NY NY Fiscal 2020, Ser B-1	4.00%	10/01/35	3,896,974
415,000	NY NY Fiscal 2020, Ser B-1	4.00%	10/01/37	485,735
2,750,000	NY NY, Ser D-1	4.00%	03/01/42	3,204,316
3,500,000	NY NY, Ser D-1	4.00%	03/01/44	4,059,900
1,015,000	NY NY, Subser F-1	5.00%	04/01/36	1,255,229
300,000	NY St Dorm Auth Revs Non St Supported Debt Ref Orange Regl Med Ctr (a)	5.00%	12/01/25	350,508
2,850,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser E	5.00%	03/15/34	3,383,480
1,000,000	NY St Dorm Auth St Personal Income Tax Rev, Ser B	5.00%	03/15/30	1,041,146
1,600,000	NY St Mtge Agy Homeowner Mtge Rev Var, Ser 142, AMT (e)	0.06%	10/01/37	1,600,000
2,000,000	NY St Transprtn Dev Corpspl Fac Rev Delta Air Lines Inc Laguardia Arpt Terminals C&D Redev, AMT	4.00%	10/01/30	2,368,585
2,720,000	NY St Transprtn Dev Corpspl Fac Rev Delta Air Lines Inc Laguardia Arpt Terminals C&D Redev, AMT	5.00%	10/01/35	3,473,611
200,000	NY St Urban Dev Corp Rev Ref St Personal Income Tax Rev, Ser C	5.00%	03/15/44	254,654
500,000	Port Auth of NY & NJ NY Consol One Hundred Eighty Fifth Ref, AMT	5.00%	09/01/23	554,483
465,000	Port Auth of NY & NJ NY Ref Consol, Ser 186, AMT	5.00%	10/15/35	528,979
5,000,000	Port Auth of NY & NJ NY Ref Consol, Ser 198	5.25%	11/15/56	6,059,460
5,060,000	Suffolk Cnty NY, Ser I, TANS	2.00%	07/22/21	5,079,854
8,000,000	Tsasc Inc NY Tsasc Inc Rev Ref Turbo, Subser B	5.00%	06/01/45	8,756,748
4,475,000	Utility Debt Securitization Auth NY Restructuring Bonds Ref	5.00%	12/15/33	5,369,508
400,000	Yonkers NY Econ Dev Corp Eductnl Rev Chrt Sch Edu Excellence Proj, Ser A	4.00%	10/15/29	439,677
				125,970,947
	North Carolina – 1.0%
250,000	Buncombe Cnty NC Ltd Oblig Ref Rev, Ser A	5.00%	06/01/29	328,741
375,000	Buncombe Cnty NC Ltd Oblig Ref Rev, Ser A	5.00%	06/01/30	502,743

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	North Carolina (Continued)
$575,000	Charlotte-Mecklenburg NC Hosp Auth Healthcare Sys Rev Ref Carolinas Healthcare Sys, Ser A	5.00%	01/15/34	$678,337
750,000	Greenville NC Comb Enterprise Sys Rev Ref	5.00%	04/01/28	905,581
1,330,000	Monroe NC Comb Enterprise Sys Rev Ref	5.00%	03/01/28	1,603,432
1,000,000	NC St Agric & Tech Univ Ref Gen, Ser A	5.00%	10/01/40	1,166,817
400,000	NC St Capital Facs Fin Agy Eductnl Facs Rev Ref High Point Univ	5.00%	05/01/28	503,648
775,000	NC St Capital Facs Fin Agy Eductnl Facs Rev Ref High Point Univ	5.00%	05/01/29	994,668
900,000	NC St Capital Facs Fin Agy Student Rev Ref Hsg NC A&T Univ Fdtn Proj, Ser A, AGC	5.00%	06/01/26	1,055,479
3,700,000	NC St Med Care Commn Healthcare Facs Rev Rex Healthcare, Ser A	4.00%	07/01/49	4,198,078
1,270,000	NC St Med Care Commn Hlth Care Facs Rev the Presbyterian Homes Oblig Grp, Ser A	5.00%	10/01/45	1,518,796
1,500,000	NC St Med Care Commn Retmnt Facs Rev Pennybyrn at Maryfield Proj, Ser A	5.00%	10/01/50	1,654,068
630,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/29	692,069
470,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/32	513,837
750,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/37	814,736
500,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/47	539,339
3,000,000	NC St Turnpike Auth Ref Sr Lien, AGM	5.00%	01/01/38	3,763,154
				21,433,523
	Ohio – 4.2%
750,000	Akron Bath Copley Jt Twp OH Hosp Dist Ref Summa Hlth Oblig Grp Hosp Facs Rev	4.00%	11/15/35	867,681
900,000	Akron Bath Copley Jt Twp OH Hosp Dist Ref Summa Hlth Oblig Grp Hosp Facs Rev	4.00%	11/15/36	1,039,335
2,410,000	Allen Cnty OH Hosp Facs Rev Ref, Ser A	5.00%	08/01/29	3,026,213
2,600,000	Allen Cnty OH Hosp Facs Rev Ref, Ser A	5.00%	08/01/42	3,157,971
100,000	Bowling Green OH St Univ Ref, Ser A	4.00%	06/01/38	117,341
195,000	Bowling Green OH St Univ Ref, Ser A	4.00%	06/01/39	228,211
12,000,000	Buckeye OH Tobacco Settlement Fing Auth Ref Sr, Class 2, Ser B-2	5.00%	06/01/55	13,490,131
1,000,000	Buckeye OH Tobacco Settlement Fing Auth Ref Sr, Ser A-2, Class 1	5.00%	06/01/27	1,237,556
2,850,000	Buckeye OH Tobacco Settlement Fing Auth Ref Sr, Ser A-2, Class 1	4.00%	06/01/39	3,326,016
135,000	Butler Cnty OH Hosp Facs Ref UC Hlth	5.00%	11/15/30	166,508
1,500,000	Butler Cnty OH Hosp Facs Ref UC Hlth	5.00%	11/15/31	1,844,025
1,000,000	Butler Cnty OH Hosp Facs Ref UC Hlth	5.00%	11/15/32	1,225,893
370,000	Butler Cnty OH Port Auth Econdev Lease Rev Ref Cmnty First Solutions Oblg Grp Proj, Ser A	4.00%	05/15/46	418,389
1,000,000	Chillicothe OH City Sch Dist Ref, AGM	4.00%	12/01/31	1,089,448
80,000	Cleveland OH Pub Pwr Sys Rev Prerefunded Ref Ser A, AGM	5.00%	11/15/24	93,256
1,000,000	Cleveland OH Pub Pwr Sys Rev Ref, Ser A, AGM	4.00%	11/15/37	1,184,509
420,000	Cleveland OH Pub Pwr Sys Rev Unrefunded Ref Ser A, AGM	5.00%	11/15/24	487,422
1,255,000	Columbus OH Swr Rev Ref Sys	5.00%	06/01/26	1,460,191
650,000	Franklin Cnty OH Convention Facs Auth Hotel Proj Rev Grtr Columbus Convention Cntr Hotel Exp Proj	5.00%	12/01/37	772,956
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio (Continued)
$1,500,000	Franklin Cnty OH Convention Facs Auth Hotel Proj Rev Grtr Columbus Convention Cntr Hotel Exp Proj	5.00%	12/01/44	$1,754,187
700,000	Hamilton Cnty OH Healthcare Facs Rev Christ Hosp Proj	5.25%	06/01/27	731,089
310,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/31	406,475
250,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/32	326,564
380,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/33	494,515
2,100,000	Hamilton Cnty OH Hosp Facs Rev UC Hlth	4.00%	09/15/50	2,402,101
1,000,000	Lancaster OH Port Auth Gas Rev Ref, Ser A (Mandatory put 02/01/25)	5.00%	08/01/49	1,158,090
960,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/32	1,203,410
1,000,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/33	1,249,730
3,000,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/36	3,722,909
575,000	Miamisburg OH City Sch Dist Ref	5.00%	12/01/35	680,253
400,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	4.00%	08/01/37	477,911
655,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	4.00%	08/01/41	774,144
600,000	NE OH Med Univ Gen Recpts Ref, Ser A	4.00%	12/01/35	696,126
5,250,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (a)	5.00%	07/01/49	5,816,243
1,000,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj Remk, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	1,046,880
2,225,000	OH St Air Quality Dev Auth Ref OH Vly Elec Corp Proj, Ser A	3.25%	09/01/29	2,387,801
1,000,000	OH St Hgr Edu, Ser A	5.00%	05/01/33	1,173,232
1,000,000	OH St Hgr Eductnl Fac Commn Denison Univ Proj	5.00%	11/01/38	1,253,761
1,000,000	OH St Hgr Eductnl Fac Commn Ref Rev Judson Oblig Grp 2020 Proj, Ser A	5.00%	12/01/45	1,126,940
700,000	OH St Hgr Eductnl Fac Commn Ref Univ of Dayton 2020 Proj	5.00%	02/01/35	892,789
150,000	OH St Hosp Rev Ref, Ser A	5.00%	01/15/33	192,936
325,000	OH St Hosp Rev Ref, Ser A	5.00%	01/15/35	415,635
500,000	OH St Hosp Rev Ref, Ser A	4.00%	01/15/38	586,591
2,000,000	OH St Spl Oblig, Ser A-2	5.00%	04/01/30	2,334,255
1,880,000	OH St Univ Gen Recpts Spl Purpose, Ser A	5.00%	06/01/28	2,055,852
1,000,000	OH St Wtr Dev Auth Rev Wtr Dev Fresh Wtr, Ser A	5.00%	12/01/21	1,028,277
500,000	OH St Wtr Dev Auth Wtr Poll Control Rev, Ser B	5.00%	12/01/26	623,068
2,500,000	OH St, Ser T	5.00%	05/01/32	3,110,643
6,325,000	Ross Cnty OH Hosp Rev Ref Adena Hlth Sys Oblig Grp Proj	5.00%	12/01/39	7,928,615
2,000,000	Sthrn OH Port Exempt Fac Rev Purecycle Proj, Ser A, AMT (a)	6.50%	12/01/30	2,272,702
3,300,000	Sthrn OH Port Exempt Fac Rev Purecycle Proj, Ser A, AMT (a)	7.00%	12/01/42	3,739,351
				89,296,127
	Oklahoma – 0.7%
900,000	Catoosa OK Indl Auth Sales Tax Rev	4.50%	10/01/32	919,026
750,000	OK St Dev Fin Auth Hlth Sys Rev OU Medicine Proj, Ser B	5.25%	08/15/48	909,437
3,000,000	OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1 (a)	7.25%	09/01/51	3,031,007
2,815,000	Oklahoma City OK Arpt Trust Junior Lien, AMT	5.00%	07/01/34	3,450,376
1,040,000	Oklahoma City OK Arpt Trust Junior Lien, AMT	5.00%	07/01/47	1,257,976
1,000,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/25	1,187,886

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Oklahoma (Continued)
$1,000,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/26	$1,222,774
1,000,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/25	1,117,357
250,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/26	282,695
1,000,000	Weatherford OK Indl Trust Eductnl Facs Lease Rev Weatherford Pub Schs Proj	5.00%	03/01/31	1,272,290
				14,650,824
	Oregon – 1.5%
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.25%	11/15/50	538,340
170,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	4.00%	05/15/26	184,580
250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	5.00%	11/15/32	278,678
1,500,000	Medford OR Hosp Facs Auth Rev Ref Asante Proj, Ser A	5.00%	08/15/35	1,962,572
1,000,000	Medford OR Hosp Facs Auth Rev Ref Asante Proj, Ser A	5.00%	08/15/36	1,304,135
1,080,000	Medford OR Hosp Facs Auth Rev Ref Asante Proj, Ser A	5.00%	08/15/45	1,377,952
4,000,000	OR St Dept of Admin Svcs Lottery Rev, Ser A	5.00%	04/01/34	4,908,909
2,035,000	OR St Dept of Admin Svcs Lottery Rev, Ser A	5.00%	04/01/35	2,492,479
1,100,000	OR St Facs Auth Rev Ref Univ Portland, Ser A	5.00%	04/01/32	1,243,779
500,000	Oregon City OR	4.00%	06/01/37	579,822
1,060,000	Oregon City OR	4.00%	06/01/38	1,226,488
2,450,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/37	3,040,891
2,350,000	Port of Portland OR Arpt Rev, Ser 24B, AMT	5.00%	07/01/33	2,805,499
2,500,000	Portland OR Swr Sys Rev 2nd Lien, Ser A	4.50%	05/01/31	2,945,534
4,925,000	Tri-Cnty OR Met Transprtn Dist, Ser A, GARVEE	5.00%	10/01/31	6,100,807
				30,990,465
	Pennsylvania – 7.1%
1,500,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Oblig Grp Issue, Ser A	5.00%	04/01/32	1,858,756
1,200,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	5.00%	07/15/32	1,548,996
505,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	5.00%	07/15/34	647,776
2,300,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/36	2,719,216
7,070,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/38	8,312,833
900,000	Armstrong PA Sch Dist Ref, Ser A, BAM	5.00%	03/15/31	1,157,635
1,055,000	Armstrong PA Sch Dist Ref, Ser A, BAM	4.00%	03/15/36	1,236,917
500,000	Armstrong PA Sch Dist Ref, Ser A, BAM	4.00%	03/15/37	584,488
460,000	Berks Cnty PA Indl Dev Auth Healthcare Facs Rev Ref Highlands at Wyomissing, Ser A	5.00%	05/15/32	531,804
735,000	Bucks Cnty PA Indl Dev Auth Hosp Rev St Luke’s Univ Hlth Network Proj	4.00%	08/15/38	831,631
1,050,000	Bucks Cnty PA Indl Dev Auth Hosp Rev St Luke’s Univ Hlth Network Proj	4.00%	08/15/44	1,173,726
1,185,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/32	1,343,239
415,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/33	469,376
765,000	Chester Cnty PA Indl Dev Auth Renaissance Academy Chrt Sch	5.00%	10/01/34	826,291
2,000,000	Cmwlth Fing Auth PA Ref of 2020, Ser A, BAM	5.00%	06/01/31	2,641,466
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$1,000,000	Cmwlth Fing Auth PA Tobacco Master Settlement Payment Rev Tobacco Master Settlement Payment Bonds	5.00%	06/01/25	$1,175,507
410,000	Cmwlth Fing Auth PA Tobacco Master Settlement Payment Rev Tobacco Master Settlement Payment Bonds	5.00%	06/01/26	496,085
500,000	Colonial PA Sch Dist	5.00%	02/15/36	582,189
300,000	Colonial PA Sch Dist, Ser A	5.00%	02/15/34	356,208
270,000	Conestoga Vly PA Sch Dist	4.00%	02/01/31	316,938
300,000	Conestoga Vly PA Sch Dist	4.00%	02/01/32	350,510
50,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/30	58,205
65,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/38	75,667
1,150,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Social Ministries	5.00%	01/01/25	1,311,259
1,000,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Social Ministries	5.00%	01/01/33	1,138,510
1,660,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	5.00%	07/01/28	1,868,327
250,000	Cumberland Cnty PA Muni Auth Unrefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/30	279,042
635,000	Cumberland Cnty PA Muni Auth Unrefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/38	699,738
490,000	Dauphin Cnty PA Gen Auth Hlth sys Rev Ref Pinnacle Hlth Sys Proj, Ser A	5.00%	06/01/29	586,741
1,165,000	Dover PA Area Sch Dist, BAM	4.00%	04/01/32	1,340,406
100,000	Dubois PA Hosp Auth Penn Highlands Healthcare	5.00%	07/15/32	122,986
115,000	Dubois PA Hosp Auth Penn Highlands Healthcare	5.00%	07/15/33	141,005
245,000	Dubois PA Hosp Auth Penn Highlands Healthcare	5.00%	07/15/34	299,631
290,000	Dubois PA Hosp Auth Penn Highlands Healthcare	5.00%	07/15/35	354,021
1,910,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/27	2,242,238
715,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/28	836,012
770,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/29	897,281
760,000	Hermitage PA Muni Auth Ref, Ser C	4.00%	02/01/31	901,986
1,110,000	Hermitage PA Muni Auth Ref, Ser C	4.00%	02/01/32	1,312,883
515,000	Hermitage PA Muni Auth Ref, Ser C	4.00%	02/01/33	607,201
1,730,000	Kiski Vly PA Wtr Poll Control Auth Ref, AGM	4.00%	09/01/42	1,900,001
480,000	Lancaster Cnty PA Hosp Auth Healthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/30	543,704
1,110,000	Lancaster Cnty PA Hosp Auth Healthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/38	1,229,602
750,000	Lancaster Cnty PA Hosp Auth Ref, St Annes Retmnt Cmnty Inc Proj	5.00%	03/01/45	816,881
1,000,000	Lancaster Cnty PA Hosp Auth Ref, St Annes Retmnt Cmnty Inc Proj	5.00%	03/01/50	1,082,018
1,355,000	Lancaster PA Swr Auth Ref	5.00%	04/01/27	1,683,904
860,000	Lancaster PA Swr Auth Ref	4.00%	04/01/30	1,039,097
750,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/46	815,938
2,290,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/51	2,485,744
405,000	Lebanon PA Auth Swr Rev Ref Green Bond, BAM	4.00%	12/15/29	475,177
420,000	Lebanon PA Auth Swr Rev Ref Green Bond, BAM	4.00%	12/15/30	491,602
1,550,000	Mechanicsburg PA Area Sch Dist, Ser A	4.00%	03/01/36	1,798,196
1,090,000	Mechanicsburg PA Area Sch Dist, Ser A	4.00%	03/01/38	1,258,430
500,000	Middletown PA Sch Dist, Ser A	5.00%	03/01/28	520,284
300,000	Mifflinburg PA Area Sch Dist Ref, Ser A	4.00%	06/15/35	348,853
550,000	Mifflinburg PA Area Sch Dist Ref, Ser A	4.00%	06/15/36	630,324
610,000	Mifflinburg PA Area Sch Dist Ref, Ser A	4.00%	06/15/38	695,245

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$1,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/34	$1,175,382
1,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/35	1,172,734
50,000	Montgomery Cnty PA Indl Dev Auth Acts Retmnt Life Cmntys Ref	5.00%	11/15/29	52,523
480,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	5.00%	12/01/26	555,774
100,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/33	110,967
200,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/34	221,242
580,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	5.00%	12/01/44	656,851
140,000	Northampton Cnty PA Gen Purpose Auth Clg Rev Ref Moravian Clg	5.00%	10/01/25	159,796
225,000	Northampton Cnty PA Gen Purpose Auth Clg Rev Ref Moravian Clg	5.00%	10/01/26	262,701
540,000	Northampton Cnty PA Gen Purpose Auth Clg Rev Ref Moravian Clg	5.00%	10/01/31	615,802
1,800,000	Northampton Cnty PA Gen Purpose Auth Hosp Rev Ref St Luke’s Univ Hlth Network Proj, Ser A	5.00%	08/15/28	2,167,246
500,000	PA St 2nd, Ser CR, AGM	4.00%	09/15/31	580,003
50,000	PA St Econ Dev Fin Auth Rev UPMC Rev, Ser B	4.00%	03/15/40	55,386
1,000,000	PA St Hgr Eductnl Facs Auth Rev Ref Drexel Univ	5.00%	05/01/25	1,168,056
1,105,000	PA St Hgr Eductnl Facs Auth Rev Ref Drexel Univ	5.00%	05/01/34	1,304,325
3,000,000	PA St Hsg Fin Agy SF Mtge Rev Non Ace, Ser 123B	3.45%	10/01/32	3,230,592
5,000,000	PA St Hsg Fin Agy SF Mtge Rev Non Ace, Ser 125B, Non AMT	3.70%	10/01/47	5,324,265
5,455,000	PA St Hsg Fin Agy SF Mtge Rev, Ser 127B	3.55%	10/01/33	5,862,851
565,000	PA St Turnpike Commn Turnpike Rev Conv Cap Apprec, Subser E	6.38%	12/01/38	750,707
1,000,000	PA St Turnpike Commn Turnpike Rev Ref	5.00%	12/01/33	1,156,499
4,940,000	PA St Turnpike Commn Turnpike Rev Ref Sub Mtr License Fund, 2nd Ser	5.00%	12/01/41	6,038,201
2,500,000	PA St Turnpike Commn Turnpike Rev Ref, Subser B	5.00%	06/01/36	2,983,862
3,405,000	PA St Turnpike Commn Turnpike Rev Subordinate, Ser A	4.00%	12/01/50	3,939,017
550,000	PA St Turnpike Commn Turnpike Rev Subordinate, Ser A-1	5.00%	12/01/30	654,985
200,000	Parkland PA Sch Dist, Ser B	4.00%	02/01/34	239,845
300,000	Parkland PA Sch Dist, Ser B	4.00%	02/01/35	357,688
600,000	Parkland PA Sch Dist, Ser B	4.00%	02/01/36	713,447
620,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Mast Chrt Sch Proj	5.00%	08/01/40	738,389
375,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Mast Chrt Sch Proj	5.00%	08/01/50	438,332
1,000,000	Philadelphia PA Auth for Indl Dev City Svc Agreement Rev	5.00%	05/01/35	1,240,767
1,000,000	Philadelphia PA Auth for Indl Dev City Svc Agreement Rev, BAM	5.00%	05/01/30	1,266,507
290,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/25	341,236
1,625,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/29	1,912,100
1,000,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/29	1,213,906
455,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/32	550,723
2,000,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/34	2,413,731
5,235,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 15th Ser	5.00%	08/01/42	6,303,401
3,355,000	Philadelphia PA Ref, AGM	5.00%	08/01/30	4,168,388
500,000	Philadelphia PA Ref, Ser A	5.00%	08/01/26	611,791
500,000	Philadelphia PA Ref, Ser A	5.00%	08/01/27	627,971
225,000	Philadelphia PA Ref, Ser A	5.00%	08/01/27	282,587
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$750,000	Philadelphia PA Ref, Ser A	5.25%	07/15/28	$844,796
1,250,000	Philadelphia PA Sch Dist, Ser A	5.00%	09/01/38	1,547,672
500,000	Philadelphia PA Wtr & Wstwtr Rev, Ser A	5.00%	11/01/36	663,152
1,500,000	Philadelphia PA Wtr & Wstwtr Rev, Ser A	5.00%	11/01/45	1,958,683
100,000	Philadelphia PA, Ser B	5.00%	02/01/28	126,664
2,245,000	Philadelphia PA, Ser B	5.00%	02/01/36	2,862,490
1,275,000	Philadelphia PA, Ser B	5.00%	02/01/39	1,604,765
3,260,000	Philadelphia PA, Ser B, BAM	5.00%	02/01/34	4,188,369
1,885,000	Pittsburgh PA Sch Dist, Ser A, AGM	4.00%	09/01/34	2,225,225
310,000	Pittsburgh PA Wtr & Swr Auth, Ser B, AGM	5.00%	09/01/31	408,745
300,000	Pittsburgh PA Wtr & Swr Auth, Ser B, AGM	5.00%	09/01/32	394,056
400,000	Pittsburgh PA Wtr & Swr Auth, Ser B, AGM	5.00%	09/01/33	523,028
205,000	Pittsburgh PA Wtr & Swr Auth, Ser B, AGM	5.00%	09/01/34	267,243
1,835,000	Scranton PA Sch Dist	4.00%	12/01/42	2,096,579
405,000	Southcentrl PA General Auth Rev Ref Hanover Hosp Inc	5.00%	12/01/23	451,302
390,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/31	467,162
250,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/34	296,625
300,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/35	355,308
250,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/36	295,312
105,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/28	121,922
135,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/29	157,575
215,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/36	246,378
1,970,000	Westmoreland Cnty PA Muni Auth Ref, BAM	5.00%	08/15/42	2,293,628
				150,066,981
	Puerto Rico – 0.7%
9,023,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	9,867,733
429,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/27	382,764
3,092,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/29	2,604,777
2,753,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/31	2,151,983
				15,007,257
	Rhode Island – 0.3%
150,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/31	185,925
320,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/33	393,980
230,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/35	281,797
1,125,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/29	1,323,742
1,460,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/32	1,692,358
1,700,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/39	1,946,191
				5,823,993
	South Carolina – 0.5%
2,250,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.25%	11/01/40	2,514,806
1,000,000	Greenville SC Hosp Sys Brd Hosp Facs Rev, Ser B	5.00%	05/01/30	1,112,014

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	South Carolina (Continued)
$50,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	3.13%	12/01/22	$50,922
1,310,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/26	1,392,507
1,000,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	1,050,895
745,000	Piedmont SC Muni Pwr Agy Elec Rev Ref, Ser A-3	5.00%	01/01/23	747,479
1,000,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/54	1,081,881
500,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Ref Lutheran Homes of SC Inc	5.00%	05/01/42	518,580
30,000	SC St Jobs Econ Dev Auth Hosp Rev Ref Palmetto Hlth, Ser A	5.00%	08/01/23	33,241
2,000,000	SC St Pub Svc Auth Rev Ref, Ser A	4.00%	12/01/34	2,415,607
355,000	SC St Pub Svc Auth Rev Ref, Ser A	4.00%	12/01/35	426,502
				11,344,434
	South Dakota – 0.2%
510,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev	5.00%	04/01/31	620,716
505,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev	5.00%	04/01/32	613,140
1,000,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev Ref Hsg & Auxiliary Facs Sys	5.00%	04/01/30	1,247,079
420,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev, Ser B	5.00%	04/01/29	481,644
170,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/26	202,876
105,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/35	123,519
1,090,000	SD St Hlth & Eductnl Facs Auth Sanford Oblig Grp, Ser B	5.00%	11/01/34	1,246,926
				4,535,900
	Tennessee – 1.0%
250,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/34	315,897
200,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/37	231,568
825,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/34	1,042,461
325,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Student Hsg CDFI Phase I	5.00%	10/01/23	355,447
1,245,000	Greeneville TN Hlth & Eductnl Facs Brd Hosp Rev Ref Ballad Hlth Oblig Grp, Ser A	5.00%	07/01/33	1,341,876
865,000	Met Govt Nashville & Davidson Cnty TN Elec Rev Sys, Ser A	5.00%	05/15/35	1,064,273
1,385,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/29	1,584,001
600,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/29	706,087
400,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/34	473,072
700,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/39	816,358
5,000,000	Tennergy Corp TN Gas Rev, Ser A (Mandatory put 09/01/28)	4.00%	12/01/51	5,933,812
3,435,000	TN St Energy Acquisition Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	3,667,434
50,000	TN St Energy Acquisition Corp Gas Rev, Ser A	5.25%	09/01/22	53,241
2,660,000	TN St Energy Acquisition Corp Gas Rev, Ser A	5.25%	09/01/26	3,237,955
				20,823,482
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas – 8.3%
$930,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/31	$1,226,056
975,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/32	1,279,529
415,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/33	548,065
525,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/34	691,202
565,000	Arlington TX Hgr Edu Fin Corp Edu Rev	4.00%	08/15/35	693,618
875,000	Arlington TX Hgr Edu Fin Corp Edu Rev	4.00%	08/15/36	1,070,603
230,000	Arlington TX Hgr Edu Fin Corp Edu Rev Kipp TX Inc	5.00%	08/15/28	295,167
2,685,000	Arlington TX Hgr Edu Fin Corp Edu Rev Lifeschool Dallas, Ser A	5.00%	08/15/31	3,016,443
450,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/33	512,035
1,000,000	Austin TX Arpt Sys Rev, Ser B, AMT	5.00%	11/15/37	1,253,771
3,870,000	Austin TX Arpt Sys Rev, Ser B, AMT	5.00%	11/15/39	4,829,536
900,000	Bexar Cnty TX Ref	4.00%	06/15/38	1,066,544
1,000,000	Bexar Cnty TX Rev Ref Tax Exempt Venue Proj	4.00%	08/15/36	1,160,553
1,000,000	Bexar Cnty TX Rev Ref Tax Exempt Venue Proj	4.00%	08/15/37	1,157,504
2,255,000	Brazoria Cnty TX Toll Road Auth Toll Road Rev Sub Lien, Ser A	5.00%	03/01/36	2,732,729
600,000	Brd of Managers TX Jt Guadalupe Cnty City of Seguin Hosp Mtg Ref	5.00%	12/01/24	671,043
305,000	Celina TX Spl Assmnt Rev Ref The Lakes at Mustang Ranch Pub Impt Dt Phase #1 Proj, BAM	4.00%	09/01/29	340,639
350,000	Centrl TX Regl Mobility Auth Rev Ref	5.00%	01/01/27	417,331
1,000,000	Centrl TX Regl Mobility Auth Rev Ref	5.00%	01/01/46	1,160,834
600,000	Centrl TX Regl Mobility Auth Rev Ref Sub Lien	5.00%	01/01/33	648,702
850,000	Centrl TX Regl Mobility Auth Rev Sr Lien, Ser A	5.00%	01/01/29	987,815
130,000	Centrl TX Regl Mobility Auth Rev, Ser B	5.00%	01/01/35	169,712
700,000	Centrl TX Regl Mobility Auth Rev, Ser B	5.00%	01/01/38	903,875
600,000	Centrl TX Regl Mobility Auth Rev, Ser B	4.00%	01/01/40	715,450
640,000	Centrl TX Regl Mobility Auth Rev, Ser B	4.00%	01/01/41	760,527
500,000	Clifton TX Hgr Edu Fin Corp Edu Rev Idea Pub Schs	5.00%	08/15/32	520,675
1,030,000	Clifton TX Hgr Edu Fin Corp Edu Rev, Ser A	4.00%	12/01/25	1,094,108
4,425,000	Corpus Christi TX Utility Sys Rev Ref Jr Lien	5.00%	07/15/33	5,579,609
2,365,000	Corpus Christi TX Utility Sys Rev Ref Jr Lien	5.00%	07/15/35	2,968,984
1,000,000	El Paso TX Ref, Ser A	4.00%	08/15/34	1,222,038
500,000	El Paso TX Ref, Ser A	4.00%	08/15/36	604,764
1,215,000	El Paso TX Wtr & Swr Rev	4.00%	03/01/33	1,451,684
1,000,000	El Paso TX Wtr & Swr Rev	4.00%	03/01/34	1,191,844
2,235,000	Garland TX Indep Sch Dist Ref	5.00%	02/15/26	2,713,077
1,845,000	Gregory Portland TX Indep Sch Dist, Ser A	4.00%	02/15/31	2,226,609
535,000	Gregory Portland TX Indep Sch Dist, Ser A	4.00%	02/15/32	643,479
1,000,000	Harris Cnty TX Cultural Edu Facs Fin Corp Med Facs Rev Ref Baylor Clg of Med	4.00%	11/15/30	1,104,584
1,640,000	Harris Cnty TX Flood Control Dist Ref Flood Control Dist, Ser A	4.00%	10/01/37	1,910,765
1,100,000	Harris Cnty TX Ref Sr Lien Toll Road, Ser B	5.00%	08/15/36	1,284,729
2,600,000	Harris Cnty TX Ref Sr Lien, Ser A	5.00%	08/15/36	3,120,411
100,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, AMT	4.75%	07/01/24	104,984
1,770,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, Ser A, AMT	5.00%	07/01/27	2,094,356
2,750,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Improv Proj, Ser B-2, AMT	5.00%	07/15/27	3,256,034
1,730,000	Houston TX Cmnty Clg Ref	4.00%	02/15/37	1,948,390
500,000	Houston TX Hgr Edu Fin Corp Edu Rev Ref Harmony Pub Schs, Ser A	5.00%	02/15/26	555,851
1,000,000	Houston TX Hotel Occupancy Tax & Spl Rev Ref Convention & Entertainment Facs Dept	5.00%	09/01/32	1,177,235
2,000,000	Houston TX Ref Pub Impt, Ser A	4.00%	03/01/33	2,184,602

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$2,500,000	Houston TX Ref, Ser A	5.00%	03/01/30	$3,244,551
1,000,000	Houston TX Utility Sys Rev Ref 1st Lien, Ser D	5.00%	11/15/29	1,197,280
1,500,000	Houston TX Utility Sys Rev Ref, Ser C	4.00%	11/15/35	1,853,044
500,000	Kyle TX Spl Assmnt Rev 6 Creeks Pid #1 (a)	4.63%	09/01/39	564,118
710,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (a)	4.35%	08/15/25	749,349
680,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch, Ser A (a)	4.20%	08/15/25	717,132
1,250,000	Laredo TX Cmnty Clg Dist Combined Fee Rev Ref, BAM	4.00%	08/01/33	1,419,068
1,290,000	Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv (c)	5.13%	09/01/38	1,358,510
500,000	Liberty Hill TX Indep Sch Dist Ref	5.00%	08/01/30	608,621
1,800,000	Lower Colorado River TX Auth Rev Ref	5.00%	05/15/35	2,332,346
1,000,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/28	1,272,501
500,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/29	648,360
500,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/30	644,114
1,000,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/31	1,284,067
1,500,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/32	1,919,707
700,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/33	840,173
500,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/33	639,038
500,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/34	637,091
1,595,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/35	2,028,601
400,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/37	483,964
610,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/38	736,645
1,080,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/38	1,383,636
1,000,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/40	1,203,102
2,510,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/45	3,116,438
370,000	Mission TX Ctfs Oblig, AGM	5.00%	02/15/30	460,902
1,105,000	Montgomery TX Indep Sch Dist Ref Sch Bldg	5.00%	02/15/28	1,286,639
1,450,000	N Fort Bend TX Wtr Auth Wtr Sys Rev Ref, Ser A	4.00%	12/15/36	1,747,768
4,000,000	N TX Tollway Auth Rev Ref 1st Tier, Ser A	5.00%	01/01/38	4,269,710
3,895,000	N TX Tollway Auth Rev Ref 1st Tier, Ser A	5.00%	01/01/43	4,728,847
250,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/27	299,615
2,250,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/31	2,655,946
170,000	N TX Tollway Auth Rev Ref Second Tier, Ser B	5.00%	01/01/29	218,443
1,500,000	N TX Tollway Auth Rev Ref Sys Second Tier, Ser B	5.00%	01/01/31	1,676,708
250,000	N TX Tollway Auth Rev Ref, Ser A	5.00%	01/01/33	295,550
1,415,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/31	1,541,268
1,200,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	1,304,798
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$250,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Wesleyan Homes Inc Proj Fin Corp	5.00%	01/01/50	$258,498
505,000	Newark Hgr Edu Fin Corp TX Edu Rev Austin Achieve Pub Schs Inc, Ser A	5.00%	06/15/32	531,664
700,000	Newark Hgr Edu Fin Corp TX Edu Rev Austin Achieve Pub Schs Inc, Ser A	5.00%	06/15/42	736,960
1,870,000	Northside TX Indep Sch Dist Sch Bldg, Ser A	4.00%	06/01/29	1,948,337
1,500,000	Pine Tree TX Indep Sch Dist Ref	5.00%	02/15/28	1,917,452
1,150,000	Plano TX Ref	4.00%	09/01/30	1,407,972
495,000	Red River TX Hlth Facs Dev Corp Retmnt Fac Rev MRC Crestview, Ser A	7.75%	11/15/31	514,780
110,000	SA Energy Acquisition Pub Fac Corp TX Gas Sply Rev Gas Sply Rev	5.50%	08/01/27	137,914
2,690,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Baylor Scott & White Hlth Proj, Ser A	5.00%	11/15/45	3,172,053
750,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Cook Children’s Med Ctr	4.00%	12/01/35	896,312
2,180,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Christus Hlth, Ser B	5.00%	07/01/43	2,673,070
1,635,000	TX St Muni Gas Acquisition & Sply Corp I Gas Sply Rev Sr Lien, Ser A	5.25%	12/15/26	2,020,401
2,500,000	TX St Muni Gas Acquisition & Sply Corp III Gas Sply Rev Ref	5.00%	12/15/24	2,891,185
575,000	TX St Muni Gas Acquisition & Sply Corp III Gas Sply Rev Ref	5.00%	12/15/25	683,006
3,625,000	TX St Muni Gas Acquisition & Sply Corp III Gas Sply Rev Ref	5.00%	12/15/28	4,593,338
250,000	TX St Muni Gas Acquisition & Sply Corp III Gas Sply Rev Ref	5.00%	12/15/29	321,525
3,000,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Segment 3C Proj, AMT	5.00%	06/30/58	3,611,492
865,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	973,566
2,130,000	TX St Univ Sys Fing Rev Ref, Ser A	4.00%	03/15/35	2,524,816
1,000,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/25	1,184,017
785,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/30	994,396
1,935,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/31	2,550,645
4,000,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	4.00%	10/15/38	4,743,619
4,975,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	4.00%	10/15/44	5,957,345
250,000	TX St Wtr Dev Brd St Wtr Implementation Rev Fund for TX	4.00%	10/15/32	293,291
150,000	Univ of Houston TX Univ Revs Ref, Ser A	5.00%	02/15/26	181,769
125,000	Univ of Houston TX Univ Revs Ref, Ser A	5.00%	02/15/28	150,107
3,250,000	Univ of Houston TX Univ Revs Ref, Ser A	5.00%	02/15/31	3,886,846
1,900,000	Univ of Houston TX Univ Revs Ref, Ser A	5.00%	02/15/35	2,255,760
1,560,000	Uptown Dev Auth TX Incr Contract Rev, Ser A	5.00%	09/01/36	1,794,209
500,000	Viridian TX Muni Mgmt Dist Ref Utility Impt, BAM	6.00%	12/01/26	593,786
155,000	Viridian TX Muni Mgmt Dist Road Impt, BAM	5.00%	12/01/26	171,961
125,000	Viridian TX Muni Mgmt Dist Utility Impt, BAM	5.00%	12/01/26	138,678
				175,346,515
	Utah – 0.8%
1,180,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/27	1,407,552
1,370,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/30	1,622,555
1,400,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/31	1,656,693
1,515,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/32	1,788,267
400,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Academy	5.00%	04/15/32	464,480
325,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Academy	5.00%	04/15/37	373,383
1,590,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Academy Proj, Ser A (a)	5.00%	06/15/49	1,712,001
4,875,000	UT St Transit Auth Sales Tax Rev Ref Sub, BAM	5.00%	12/15/40	5,978,262

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Utah (Continued)
$1,145,000	UT St Transit Auth Sales Tax Rev Ref, Subser A	5.00%	06/15/35	$1,362,789
				16,365,982
	Vermont – 0.3%
550,000	Burlington VT Ref Lakeview Garage Proj, Ser A, COPS	5.00%	12/01/24	635,039
745,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/25	814,744
585,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/26	650,327
2,000,000	VT St Econ Dev Auth Solid Wst Disp Rev Variable Casella Wst Sys Inc Remk, AMT (Mandatory put 04/03/28) (a)	4.63%	04/01/36	2,287,385
2,500,000	VT St Eductnl & Hlth Bldgs Fing Agy Rev Ref Univ of VT Med Ctr, Ser A	5.00%	12/01/33	2,971,627
				7,359,122
	Virginia – 0.7%
1,000,000	Chesapeake VA Hosp Auth Hosp Fac Rev Ref Chesapeake Regl Med Ctr	4.00%	07/01/35	1,175,075
1,350,000	Norfolk VA Redev & Hsg Auth Rev Ft Norfolk Retmnt Cmnty Harbors Edge Proj, Ser A	4.00%	01/01/29	1,399,701
1,000,000	Norfolk VA Redev & Hsg Auth Rev Ft Norfolk Retmnt Cmnty Harbors Edge Proj, Ser A	5.00%	01/01/49	1,052,520
1,000,000	Norfolk VA Redev & Hsg Auth Rev Ft Norfolk Retmnt Cmnty Harbors Edge Proj, Ser A	5.25%	01/01/54	1,063,485
2,000,000	VA St Pub Bldg Auth Pub Facs Rev, Ser C, AMT	5.00%	08/01/33	2,426,451
1,000,000	VA St Resources Auth Infrastructure Rev Ref Infrastructure VA Pooled Fing Program, Ser C	4.00%	11/01/33	1,167,059
1,570,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/32	1,810,852
1,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/33	1,150,758
1,210,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/35	1,385,842
275,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/36	314,443
2,365,000	Wstrn VA Regl Jail Auth Regl Jail Facs Rev Ref	5.00%	12/01/34	2,901,830
				15,848,016
	Washington – 2.0%
1,235,000	Benton Cnty WA Pub Utility Dist #1 Ref	4.00%	11/01/36	1,405,607
1,090,000	Centrl Puget Sound WA Regl Transit Auth Green Bond, Ser S-1	5.00%	11/01/36	1,327,293
1,250,000	Centrl Puget Sound WA Regl Transit Auth Sales & Use Tax Green Bond Ref & Impt, Ser S-1	5.00%	11/01/35	1,482,574
1,250,000	Energy NW WA Elec Rev Ref Columbia Generating Sys, Ser A	5.00%	07/01/38	1,454,813
1,500,000	Energy NW WA Elec Rev Ref, Ser A	5.00%	07/01/24	1,724,572
530,000	Kalispel Tribe of Indians Priority Dist WA Rev, Ser A (a)	5.00%	01/01/32	610,790
3,000,000	Seattle WA Drain & Wstwtr Rev Ref	4.00%	07/01/36	3,484,612
270,000	Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt Skagit Regl Hlth	4.00%	12/01/24	298,273
110,000	Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt, Ser A	5.00%	12/01/22	117,142
500,000	Snohomish Cnty WA Hsg Auth	5.00%	04/01/34	619,256
5,000,000	WA St Convention Ctr Pub Facs Dist Sub	4.00%	07/01/58	5,430,233
1,850,000	WA St Healthcare Facs Auth Overlake Hosp Med Ctr, Ser A	5.00%	07/01/35	2,249,238
1,625,000	WA St Healthcare Facs Auth Ref Overlake Hosp Med Ctr, Ser B	5.00%	07/01/31	1,995,137
525,000	WA St Hgr Edu Facs Auth Seattle Univ Proj Rev	4.00%	05/01/45	596,673
1,090,000	WA St Hlth Care Facs Auth Ref Seattle Cancer Care Alliance	5.00%	09/01/45	1,386,600
305,000	WA St Hlth Care Facs Auth Seattle Cancer Care Alliance (a)	5.00%	12/01/28	392,298
170,000	WA St Hlth Care Facs Auth Seattle Cancer Care Alliance (a)	5.00%	12/01/29	222,824
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Washington (Continued)
$225,000	WA St Hlth Care Facs Auth Seattle Cancer Care Alliance (a)	5.00%	12/01/32	$297,963
35,000	WA St Hsg Fin Commn Ref Emerald Heights Proj	5.00%	07/01/22	36,705
50,000	WA St Hsg Fin Commn Ref Emerald Heights Proj	5.00%	07/01/28	53,685
1,000,000	WA St Hsg Fin Commn Transforming Age Proj, Ser A (a)	5.00%	01/01/44	1,100,787
2,500,000	WA St Ref R-2015D	5.00%	07/01/32	2,906,275
1,100,000	WA St, Ser 2020A	5.00%	08/01/35	1,424,404
3,000,000	WA St, Ser 2020A	5.00%	08/01/44	3,800,993
4,000,000	WA St, Ser B	5.00%	02/01/36	4,650,097
2,425,000	WA St, Ser D	5.00%	02/01/30	2,995,580
				42,064,424
	West Virginia – 0.2%
2,250,000	Roane Cnty Bldg Commn WV Ref Roane General Hosp, BANS	2.55%	11/01/21	2,252,954
2,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Variable Appalachian Pwr Amos Proj A Remk, AMT (Mandatory put 09/01/25)	1.00%	01/01/41	2,022,906
				4,275,860
	Wisconsin – 2.2%
825,000	Fond Du Lac WI Sch Dist, Ser A, BAM	4.00%	04/01/35	975,061
1,255,000	Fond Du Lac WI Sch Dist, Ser A, BAM	4.00%	04/01/36	1,485,075
1,050,000	Milwaukee WI Ref Promissory Nts, Ser N-4	5.00%	04/01/29	1,355,659
1,375,000	Pub Fin Auth WI Chrt Sch Rev Eno River Academy Proj, Ser A (a)	5.00%	06/15/54	1,540,404
500,000	Pub Fin Auth WI Chrt Sch Rev Founders of Academy Las Vegas Proj, Ser A (a)	5.00%	07/01/40	548,432
1,315,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Academy Las Vegas Proj, Ser A (a)	4.20%	07/15/27	1,396,728
1,250,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Academy Las Vegas Proj, Ser A (a)	5.13%	07/15/37	1,386,460
1,735,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	4.00%	07/01/27	1,859,458
1,730,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/37	1,861,219
1,000,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/47	1,067,615
1,000,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/52	1,065,626
425,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/34	508,326
1,000,000	Pub Fin Auth WI Exempt Facs Rev Ref Celanese Proj, Ser B, AMT	5.00%	12/01/25	1,165,750
1,250,000	Pub Fin Auth WI Hosp Rev Ref Renown Regl Med Ctr Proj, Ser A	4.00%	06/01/35	1,485,077
2,000,000	Pub Fin Auth WI Hosp Rev Ref Renown Regl Med Ctr Proj, Ser A	4.00%	06/01/39	2,337,006
600,000	Pub Fin Auth WI Retmnt Cmntys Rev Acts Retmnt Life Cmntys Inc Oblig Grp, Ser A	4.00%	11/15/37	692,947
1,450,000	Pub Fin Auth WI Retmnt Fac Rev Ref Penick Vlg Oblig Grp (a)	5.00%	09/01/49	1,496,737
1,000,000	Pub Fin Auth WI Retmnt Fac Rev Southminster (a)	5.00%	10/01/43	1,097,332
1,300,000	WI St Gen Fund Annual Approp Rev Ref, Ser B	5.00%	05/01/34	1,563,643
100,000	WI St Hlth & Eductnl Facs Auth Rev Marshfield Clinic Hlth Sys, Ser A	4.00%	02/15/36	109,555
3,650,000	WI St Hlth & Eductnl Facs Auth Rev Ref Ascension Hlth Credit Grp, Ser A	5.00%	11/15/36	4,376,222
1,000,000	WI St Hlth & Eductnl Facs Auth Rev Ref Ascension Hlth Credit Grp, Ser A	5.00%	11/15/39	1,193,851
1,780,000	WI St Hlth & Eductnl Facs Auth Rev Ref Beloit Hlth Sys Inc	4.00%	07/01/36	2,043,117
1,000,000	WI St Hlth & Eductnl Facs Auth Rev Ref Froedtert Hlth Inc Oblg, Ser A	4.00%	04/01/39	1,127,640
500,000	WI St Hlth & Eductnl Facs Auth Rev Ref Marquette Univ	5.00%	10/01/28	532,582
500,000	WI St Hlth & Eductnl Facs Auth Rev Ref Marshfield Clinic Hlth Sys Inc, Ser B1 (Mandatory put 02/15/25)	5.00%	02/15/52	567,959

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$1,500,000	WI St Hlth & Eductnl Facs Auth Rev Ref Marshfield Clinic Hlth Sys Inc, Ser B2 (Mandatory put 02/15/27)	5.00%	02/15/51	$1,792,574
1,175,000	WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care Oblig Grp	5.00%	08/15/31	1,319,641
175,000	WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care Oblig Grp	5.00%	08/15/33	195,821
700,000	WI St Hlth & Eductnl Facs Auth Rev Ref Rogers Memorial Hosp Inc, Ser A	5.00%	07/01/44	825,251
800,000	WI St Hlth & Eductnl Facs Auth Rev Ref Rogers Memorial Hosp Inc, Ser A	5.00%	07/01/49	939,437
435,000	WI St Hlth & Eductnl Facs Auth Rev St Johns Cmntys Inc Proj, Ser A	5.00%	09/15/30	461,654
2,000,000	WI St Ref, Ser 3	4.00%	11/01/34	2,338,821
2,500,000	WI St, Ser B	4.00%	05/01/31	2,948,465
				45,661,145
	Wyoming – 0.0%
250,000	Laramie Cnty WY Hosp Rev Ref Cheyenne Regl Med Ctr Proj	4.00%	05/01/29	302,546
500,000	Laramie Cnty WY Hosp Rev Ref Cheyenne Regl Med Ctr Proj	4.00%	05/01/34	604,241
				906,787

Total Investments – 97.8%	2,071,632,140
(Cost $1,969,358,112) (f)
Net Other Assets and Liabilities – 2.2%	46,446,197
Net Assets – 100.0%	$2,118,078,337
Futures Contracts (See Note 2D - Futures Contracts in the Notes to Financial Statements):
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Long Bonds	Short	224	Jun 2021	$ (35,224,000)	$23,782
U.S. Treasury Ultra 10-Year Notes	Short	314	Jun 2021	(45,701,719)	(344)
Total Futures Contracts				$(80,925,719)	$23,438

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2021, securities noted as such amounted to $98,676,725 or 4.7% of net assets.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Financial Statements).
(d)	Zero coupon bond.
(e)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $103,385,234 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,087,768. The net unrealized appreciation was $102,297,466. The unrealized amounts presented are inclusive of derivative contracts.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
GARVEE	Grant Anticipation Revenue Vehicle
NATL-RE	National Public Finance Guarantee Corp.
TANS	Tax Anticipation Notes

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 4/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 2,071,632,140	$ —	$ 2,071,632,140	$ —
Futures Contracts	23,782	23,782	—	—
Total	$ 2,071,655,922	$ 23,782	$ 2,071,632,140	$—
LIABILITIES TABLE
	Total Value at 4/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (344)	$ (344)	$ —	$ —

*	See Portfolio of Investments for state and territory breakout.

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Statement of Assets and Liabilities
April 30, 2021 (Unaudited)
ASSETS:
Investments, at value (Cost $1,969,358,112)	$ 2,071,632,140
Cash	34,441,531
Cash segregated as collateral for open futures contracts	1,757,910
Receivables:
Interest	24,426,621
Investment securities sold	4,061,112
Total Assets	2,136,319,314
LIABILITIES:
Payables:
Investment securities purchased	17,346,041
Investment advisory fees	841,686
Variation margin	53,250
Total Liabilities	18,240,977
NET ASSETS	$2,118,078,337
NET ASSETS consist of:
Paid-in capital	$ 2,034,967,198
Par value	372,500
Accumulated distributable earnings (loss)	82,738,639
NET ASSETS	$2,118,078,337
NET ASSET VALUE, per share	$56.86
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	37,250,002
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Statement of Operations
For the Six Months Ended April 30, 2021 (Unaudited)
INVESTMENT INCOME:
Interest	$ 24,405,242
Total investment income	24,405,242
EXPENSES:
Investment advisory fees	6,135,006
Total expenses	6,135,006
Fees waived by the investment advisor	(1,415,771)
Net expenses	4,719,235
NET INVESTMENT INCOME (LOSS)	19,686,007
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(207,992)
Futures contracts	4,622,016
Net realized gain (loss)	4,414,024
Net change in unrealized appreciation (depreciation) on:
Investments	42,766,952
Futures contracts	(383,125)
Net change in unrealized appreciation (depreciation)	42,383,827
NET REALIZED AND UNREALIZED GAIN (LOSS)	46,797,851
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 66,483,858

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Statements of Changes in Net Assets
	Six Months Ended 4/30/2021 (Unaudited)	Year Ended 10/31/2020
OPERATIONS:
Net investment income (loss)	$ 19,686,007	$ 32,452,428
Net realized gain (loss)	4,414,024	(21,214,098)
Net change in unrealized appreciation (depreciation)	42,383,827	20,940,618
Net increase (decrease) in net assets resulting from operations	66,483,858	32,178,948
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(20,028,001)	(32,252,217)
Return of capital	—	(917,161)
Total distributions to shareholders	(20,028,001)	(33,169,378)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	368,449,978	639,451,461
Cost of shares redeemed	(11,312,794)	(59,233,572)
Net increase (decrease) in net assets resulting from shareholder transactions	357,137,184	580,217,889
Total increase (decrease) in net assets	403,593,041	579,227,459
NET ASSETS:
Beginning of period	1,714,485,296	1,135,257,837
End of period	$2,118,078,337	$1,714,485,296
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	30,950,002	20,500,002
Shares sold	6,500,000	11,550,000
Shares redeemed	(200,000)	(1,100,000)
Shares outstanding, end of period	37,250,002	30,950,002
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Financial Highlights
For a share outstanding throughout each period
	Six Months Ended 4/30/2021 (Unaudited)	Year Ended October 31,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 55.40	$ 55.38	$ 51.75	$ 53.16	$ 53.32	$ 51.58
Income from investment operations:
Net investment income (loss)	0.58	1.23	1.35	1.35	1.34	1.32
Net realized and unrealized gain (loss)	1.47	0.05	3.67	(1.41)	(0.01)	1.99
Total from investment operations	2.05	1.28	5.02	(0.06)	1.33	3.31
Distributions paid to shareholders from:
Net investment income	(0.59)	(1.23)	(1.36)	(1.35)	(1.33)	(1.35)
Net realized gain	—	—	—	—	(0.16)	(0.22)
Return of capital	—	(0.03)	(0.03)	—	—	—
Total distributions	(0.59)	(1.26)	(1.39)	(1.35)	(1.49)	(1.57)
Net asset value, end of period	$56.86	$55.40	$55.38	$51.75	$53.16	$53.32
Total return (a)	3.71%	2.33%	9.79%	(0.12)%	2.59%	6.47%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 2,118,078	$ 1,714,485	$ 1,135,258	$ 455,371	$ 220,605	$ 82,650
Ratio of total expenses to average net assets	0.65% (b)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net expenses to average net assets	0.50% (b)	0.50%	0.50%	0.50%	0.50%	0.52%
Ratio of net investment income (loss) to average net assets	2.09% (b)	2.24%	2.53%	2.60%	2.63%	2.52%
Portfolio turnover rate (c)	4%	35%	26%	42%	85%	85%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived by the advisor.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Managed Municipal ETF (FMB)
April 30, 2021 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of seventeen funds that are offering shares. This report covers the First Trust Managed Municipal ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “FMB” on The Nasdaq Stock Market LLC. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The primary investment objective of the Fund is to generate current income that is exempt from regular federal income taxes and its secondary objective is long term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2021 (Unaudited)
conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer;
5)	the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security; and
10)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2021 (Unaudited)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2021, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2021, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Brookstone CDD FL Spl Assmnt Rev CDD, 3.88%, 11/01/23	01/24/18	$270,000	$102.23	$270,000	$276,028	0.01%
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A, 5.25%, 07/01/28	09/04/18	800,000	111.86	807,031	894,916	0.04
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A, 5.88%, 07/01/38	09/04/18	1,000,000	111.90	1,004,185	1,118,954	0.05
Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv, 5.13%, 09/01/38	05/04/18	1,290,000	105.31	1,290,000	1,358,510	0.06
Timber Creek CDD FL Spl Assmnt Rev, 4.13%, 11/01/24	06/21/18	175,000	103.29	175,000	180,766	0.01
				$3,546,216	$3,829,174	0.17%
D. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statement of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked to market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statement of Operations. This daily fluctuation in the value of the contracts is also known as variation margin and is included in “Variation margin” payable or receivable on the Statement of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2021 (Unaudited)
Restricted cash segregated as collateral for futures contracts in the amount of $1,757,910 is shown as “Cash segregated as collateral for open futures contracts” on the Statement of Assets and Liabilities.
E. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2020, was as follows:
Distributions paid from:
Ordinary income	$9,278
Capital gains	—
Tax-exempt income	32,242,939
Return of capital	917,161
As of October 31, 2020, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(21,941,526)
Net unrealized appreciation (depreciation)	58,224,308
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
In addition, the Fund intends to invest in such municipal securities to allow it to pay shareholders “exempt dividends” as defined in the Code.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2017, 2018, 2019, and 2020 remain open to federal and state audit. As of April 30, 2021, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2020, for federal income tax purposes, the Fund had $21,941,526 of capital loss carryforwards available to the extent provided by regulations to offset future capital gains.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2020, the Fund had no net ordinary losses.
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2021 (Unaudited)
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.65% of its average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
The Trust’s Board of Trustees and the Advisor have entered into a Fee Waiver Agreement for the Fund pursuant to which the Advisor contractually agreed to waive management fees of 0.15% of average daily net assets until March 1, 2022. The waiver agreement may be terminated by action of the Trust’s Board of Trustees at any time upon 60 days’ written notice by the Trust on behalf of the Fund or by the Fund’s investment advisor only after March 1, 2022. First Trust does not have the right to recover the fees waived. During the six months ended April 30, 2021, the Advisor waived fees of $1,415,771.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2021, the cost of purchases and proceeds from sales of investments, excluding short term investments and in-kind transactions, were $454,632,228 and $75,941,607, respectively.
For the six months ended April 30, 2021, the Fund had no in-kind transactions.
5. Derivative Transactions
The following table presents the type of derivatives held by the Fund at April 30, 2021, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	$ 23,782	Unrealized depreciation on futures contracts*	$ 344
*Includes cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2021 (Unaudited)
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2021, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.
Statement of Operations Location
Interest Rate Risk Exposure
Net realized gain (loss) on futures contracts	$4,622,016
Net change in unrealized appreciation (depreciation) on futures contracts	(383,125)
During the six months ended April 30, 2021, the notional value of futures contracts opened and closed were $513,002,422 and $484,653,516, respectively.
The Fund does not have the right to offset financial assets and liabilities related to futures contracts on the Statement of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2022.

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2021 (Unaudited)
8. Borrowings
The Trust, on behalf of the Fund, along with First Trust Series Fund and First Trust Exchange-Traded Fund IV has a $330 million Credit Agreement with The Bank of Nova Scotia (“Scotia”) as administrative agent for a group of lenders. Prior to March 3, 2021, the commitment amount was $410 million. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2021.
9. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:
On May 13, 2021, First Trust New York Municipal High Income ETF, an additional series of the Trust, began trading under the symbol “FMNY” on the NYSE Arca, Inc.

Additional Information
First Trust Managed Municipal ETF (FMB)
April 30, 2021 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2021 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity;

Additional Information (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2021 (Unaudited)
currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors, L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 26, 2021 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 20, 2020 through the Liquidity Committee’s annual meeting held on March 16, 2021 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

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First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

First Trust Exchange-Traded Fund III
First Trust Long/Short Equity ETF (FTLS)

Semi-Annual Report
For the Six Months Ended
April 30, 2021

First Trust Long/Short Equity ETF (FTLS)
Semi-Annual Report
April 30, 2021
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (First Trust Long/Short Equity ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Long/Short Equity ETF (FTLS)
Semi-Annual Letter from the Chairman and CEO
April 30, 2021
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Long/Short Equity ETF (the “Fund”), which contains detailed information about the Fund for the six months ended April 30, 2021.
I would like to begin my remarks by saying that this is a time for all of us to be thankful. It is astounding to me that our scientists and extended health care community successfully discovered, developed, and distributed multiple effective vaccines to treat the coronavirus (“COVID-19”) in the span of just 15 months. Suffice it to say that we are witnessing history in the making. We even received some good news recently with respect to wearing masks in public, a polarizing act for many politicians and Americans. The Centers for Disease Control and Prevention released a new set of guidelines in mid-May for those individuals who have been fully vaccinated. It essentially says fully vaccinated Americans can quit wearing their masks outdoors (even in crowds), in most indoor settings, and can drop social distancing altogether. This is a big step towards expediting the reopening of the U.S. economy.
For those who may not know, we subscribe to the buy-and-hold philosophy of investing here at First Trust Advisors L.P., even though it means enduring lots of tough times. While the notion of being able to time the market is seductive on its face, very few investors are skilled enough to make it work over time. I can think of no better example than the COVID-19 pandemic. The degree of uncertainty surrounding the onset of the virus alone was enough to make the average investor want to run for cover. And if that was not enough, the 33.8% plunge in the S&P 500® Index (the “Index”) from February 19, 2020, through March 23, 2020 (23 trading days) was a real gut check for most of us. But a funny thing happened on the way to another potential collapse of the market − it did not happen. In fact, thanks to the U.S. Federal government stepping up with trillions of dollars of timely fiscal and monetary support, the stock market roared. From March 23, 2020 through May 14, 2021, the Index posted a total return of 90.14%, according to Bloomberg. What a shame for those investors who may have moved some, or all, of their capital out of equities. What looked like a great time to de-risk turned out to be just the opposite.
The overall climate for investing looks bright for a few reasons. First, U.S. real gross domestic product (“GDP”) growth is expected to grow by 6.4% year-over-year in 2021, according to the International Monetary Fund. The last time the U.S. economy grew that fast was in 1984, when real GDP growth reached 7.2%. Second, corporate earnings are expected to recover from their 2020 slide. Bloomberg’s consensus year-over-year earnings growth rate estimates for the Index for 2021 and 2022 were 33.17% and 12.87%, respectively, as of May 14, 2021. That is a significant rebound from the 12.44% decline in earnings in 2020. Third, inflation is rising, and that is exactly what the Federal Reserve has been wanting for some time. Central banks around the world have spent years battling deflationary pressures, so a little bit of inflation is welcome at this stage of the recovery. Lastly, the U.S. labor market is robust despite the talk about the millions of people who lost their jobs in the COVID-19 pandemic and are living off unemployment benefits. As of March 31, 2021, there were 8.12 million job openings in the U.S., the highest total since record-keeping began in December 2000, according to the Bureau of Labor Statistics. We need to get people back to work.
While it seems fashionable to sell fear these days, we choose to follow the data. Remember, the Index has never failed to fully recoup the losses sustained in a market correction or bear market. Stay the course!
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Long/Short Equity ETF (FTLS)
The investment objective of First Trust Long/Short Equity ETF (the “Fund”) is to seek to provide investors with long-term total return. Under normal conditions, the Fund will expose at least 80% of its net assets (including investment borrowings) to U.S. exchange-listed equity securities and/or U.S. exchange-traded funds (“ETFs”) that provide exposure to U.S. exchange-listed equity securities. The Fund pursues its investment objective by establishing long and short positions in a portfolio of U.S. exchange-listed equity securities and ETFs. The Fund’s portfolio may include U.S. exchange-listed equity securities of non-U.S. issuers, including the securities of non-U.S. issuers traded on U.S. exchanges in the form of depositary receipts.
The Fund’s portfolio is composed of both long and short positions in equity securities and ETFs. As opposed to taking long positions in which an investor seeks to profit from increases in the price of a security, short selling is a technique that will be used by the Fund to try and profit from the falling price of a security. Short selling involves selling a security that has been borrowed from a third party with the intention of buying an identical security back at a later date to return to that third party.
Having both long and short positions in an equity security portfolio is a common way to create returns that are independent of market moves. One advantage of a long and short portfolio is that the long and short positions may offset one another in a manner that results in a lower net exposure to the direction of the market. In addition, cash balances arising from the use of short selling typically will be held in money market instruments.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 4/30/21	1 Year Ended 4/30/21	5 Years Ended 4/30/21	Inception (9/8/14) to 4/30/21	5 Years Ended 4/30/21	Inception (9/8/14) to 4/30/21
Fund Performance
NAV	12.19%	18.18%	8.86%	7.70%	52.91%	63.63%
Market Price	12.35%	18.32%	8.88%	7.70%	53.04%	63.66%
Index Performance
S&P 500® Index	28.85%	45.98%	17.42%	13.97%	123.20%	138.30%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust Long/Short Equity ETF (FTLS)
Portfolio Sector Allocation	% of Total Long-Term Investments
Health Care	23.3%
Information Technology	16.2
Communication Services	11.6
Materials	9.9
Consumer Discretionary	8.9
Industrials	8.2
Energy	7.8
Financials	7.3
Consumer Staples	3.4
Real Estate	3.0
Utilities	0.4
Total	100.0%

Portfolio Sector Allocation	% of Investments Sold Short
Financials	30.5%
Information Technology	15.9
Industrials	15.5
Health Care	10.2
Consumer Staples	8.4
Consumer Discretionary	6.4
Communication Services	5.6
Materials	3.7
Real Estate	1.9
Energy	1.9
Total	100.0%
Top Ten Long-Term Investments	% of Net Assets
Apple, Inc.	3.7%
Microsoft Corp.	2.8
Intuitive Surgical, Inc.	2.8
CVS Health Corp.	2.5
Sea Ltd., ADR	2.5
Electronic Arts, Inc.	2.5
Microchip Technology, Inc.	2.4
Altria Group, Inc.	2.4
Intercontinental Exchange, Inc.	2.4
Thermo Fisher Scientific, Inc.	2.4
Total	26.4%

Top Ten Investments Sold Short	% of Net Assets
SPDR S&P 500 ETF Trust	-5.0%
iShares Russell 1000 Growth ETF	-2.5
West Pharmaceutical Services, Inc.	-0.5
Linde PLC	-0.4
Baxter International, Inc.	-0.4
T-Mobile US, Inc.	-0.4
Mastercard, Inc., Class A	-0.4
Liberty Broadband Corp., Class C	-0.4
Nuance Communications, Inc.	-0.4
Kellogg Co.	-0.4
Total	-10.8%

Fund Allocation	% of Net Assets
Common Stocks	95.9%
Real Estate Investment Trusts	2.9
Exchange-Traded Funds	1.0
Master Limited Partnerships	0.3
Common Stocks Sold Short	(21.5)
Exchange-Traded Funds Sold Short	(7.5)
Real Estate Investment Trusts Sold Short	(0.5)
Master Limited Partnerships Sold Short	(0.1)
Net Other Assets and Liabilities	29.5
Total	100.0%

Fund Performance Overview (Unaudited) (Continued)
First Trust Long/Short Equity ETF (FTLS)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
First Trust Long/Short Equity ETF (FTLS)
Semi-Annual Report
April 30, 2021 (Unaudited)
Investment Advisor
First Trust Advisors L.P. (“First Trust”) is the investment advisor, commodity pool operator and commodity trading advisor to First Trust Long/Short Equity ETF (the “Fund” or “FTLS”). In this capacity, First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund’s portfolio and certain other services necessary for the management of the portfolio.
Portfolio Management Team
John Gambla – CFA, FRM, PRM, Senior Portfolio Manager of First Trust, FTA- Alternatives Investment Team
Rob A. Guttschow – CFA, Senior Portfolio Manager of First Trust, FTA- Alternatives Investment Team

First Trust Long/Short Equity ETF (FTLS)
Understanding Your Fund Expenses
April 30, 2021 (Unaudited)
As a shareholder of the First Trust Long/Short Equity ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2021.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio Based on the Six-Month Period (a)	Expenses Paid During the Six-Month Period (a)(b)
First Trust Long/Short Equity ETF (FTLS)
Actual	$1,000.00	$1,121.90	1.42%	$7.47
Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	1.42%	$7.10

(a)	Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.
(b)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2020 through April 30, 2021), multiplied by 181/365 (to reflect the six-month period).

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments
April 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 95.9%
	Aerospace & Defense – 0.5%
6,347	Hexcel Corp. (a)	$358,034
26,036	RADA Electronic Industries Ltd. (a)	343,415
7,646	Spirit AeroSystems Holdings, Inc., Class A	349,346
20,868	Triumph Group, Inc. (a)	353,086
11,824	Virgin Galactic Holdings, Inc. (a)	261,902
		1,665,783
	Air Freight & Logistics – 0.1%
2,543	United Parcel Service, Inc., Class B	518,416
	Airlines – 0.6%
5,519	Alaska Air Group, Inc. (a)	381,584
7,544	Delta Air Lines, Inc. (a)	353,964
18,867	JetBlue Airways Corp. (a)	384,132
6,351	SkyWest, Inc. (a)	315,391
6,325	Southwest Airlines Co. (a)	397,084
6,831	United Airlines Holdings, Inc. (a)	371,606
		2,203,761
	Auto Components – 0.2%
35,942	American Axle & Manufacturing Holdings, Inc. (a)	333,542
19,353	Modine Manufacturing Co. (a)	315,067
		648,609
	Automobiles – 0.2%
29,386	Ford Motor Co. (a)	339,114
6,804	General Motors Co. (a)	389,325
		728,439
	Banks – 0.8%
17,005	JPMorgan Chase & Co. (b)	2,615,539
	Biotechnology – 3.9%
74,601	AbbVie, Inc. (b)	8,318,011
12,520	ACADIA Pharmaceuticals, Inc. (a) (b)	257,411
5,753	Amgen, Inc. (b)	1,378,649
9,899	Gilead Sciences, Inc.	628,289
8,062	Incyte Corp. (a)	688,334
59,905	Karyopharm Therapeutics, Inc. (a)	559,513
1,413	Regeneron Pharmaceuticals, Inc. (a)	680,077
2,542	Seagen, Inc. (a)	365,438
3,045	Vertex Pharmaceuticals, Inc. (a)	664,419
		13,540,141
	Building Products – 2.9%
37,590	Allegion PLC (b)	5,051,344
4,262	Fortune Brands Home & Security, Inc.	447,425
Shares	Description	Value

	Building Products (Continued)
13,860	Lennox International, Inc. (b)	$4,647,812
		10,146,581
	Capital Markets – 2.4%
71,227	Intercontinental Exchange, Inc. (b)	8,384,130
	Chemicals – 5.2%
4,546	Albemarle Corp.	764,501
13,998	CF Industries Holdings, Inc.	680,723
24,166	Chemours (The) Co.	729,813
35,908	Corteva, Inc. (b)	1,750,874
10,382	Dow, Inc.	648,875
8,766	DuPont de Nemours, Inc.	675,946
5,746	Eastman Chemical Co.	663,031
3,101	Ecolab, Inc.	694,996
35,375	Element Solutions, Inc.	774,005
6,328	FMC Corp.	748,223
9,241	Ingevity Corp. (a)	721,537
6,006	LyondellBasell Industries N.V., Class A	623,063
33,317	PPG Industries, Inc. (b)	5,705,203
7,819	RPM International, Inc.	741,554
25,720	Valvoline, Inc.	807,608
7,436	Westlake Chemical Corp.	698,166
10,815	WR Grace & Co.	743,315
		18,171,433
	Commercial Services & Supplies – 0.2%
13,585	BrightView Holdings, Inc. (a)	243,579
5,240	Stericycle, Inc. (a)	399,707
		643,286
	Communications Equipment – 1.9%
20,610	Arista Networks, Inc. (a) (b)	6,495,654
	Diversified Consumer Services – 0.3%
2,183	Bright Horizons Family Solutions, Inc. (a)	316,164
17,669	H&R Block, Inc.	393,312
25,892	Laureate Education, Inc., Class A (a)	356,015
		1,065,491
	Diversified Financial Services – 0.9%
10,780	Berkshire Hathaway, Inc., Class B (a)	2,963,961
	Diversified Telecommunication Services – 1.9%
12,012	AT&T, Inc.	377,297
91,190	Iridium Communications, Inc. (a)	3,464,308

See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Telecommunication Services (Continued)
39,060	Verizon Communications, Inc. (b)	$2,257,278
24,997	Vonage Holdings Corp. (a) (b)	338,709
		6,437,592
	Electric Utilities – 0.2%
5,482	Southern (The) Co.	362,744
5,355	Xcel Energy, Inc.	381,811
		744,555
	Electronic Equipment, Instruments & Components – 2.2%
42,524	CDW Corp. (b)	7,583,305
	Entertainment – 5.6%
59,772	Electronic Arts, Inc. (b)	8,492,406
1,740	Madison Square Garden Sports Corp., Class A (a)	321,622
34,521	Sea Ltd., ADR (a) (b)	8,717,933
11,058	Walt Disney (The) Co. (a) (b)	2,057,009
		19,588,970
	Health Care Equipment & Supplies – 5.6%
17,977	Abbott Laboratories	2,158,678
2,153	ABIOMED, Inc. (a)	690,532
1,220	Align Technology, Inc. (a)	726,547
16,681	Boston Scientific Corp. (a)	727,291
6,354	Danaher Corp.	1,613,535
10,714	DENTSPLY SIRONA, Inc.	723,302
1,305	IDEXX Laboratories, Inc. (a)	716,432
11,126	Intuitive Surgical, Inc. (a) (b)	9,623,990
13,365	Medtronic PLC	1,749,746
2,684	Stryker Corp.	704,899
		19,434,952
	Health Care Providers & Services – 7.0%
6,150	AmerisourceBergen Corp.	742,920
1,957	Anthem, Inc. (b)	742,466
12,129	Cardinal Health, Inc.	731,864
133,753	Centene Corp. (a) (b)	8,257,910
114,169	CVS Health Corp. (b)	8,722,512
10,253	Henry Schein, Inc. (a)	743,342
3,681	McKesson Corp.	690,408
8,922	UnitedHealth Group, Inc.	3,558,094
		24,189,516
	Hotels, Restaurants & Leisure – 2.5%
13,632	Bloomin’ Brands, Inc. (a)	430,771
157	Booking Holdings, Inc. (a)	387,175
12,922	Carnival Corp. (a)	361,299
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
6,382	Cheesecake Factory (The), Inc. (a)	$399,449
8,550	Dave & Buster’s Entertainment, Inc. (a)	390,393
20,078	Denny’s Corp. (a)	380,277
2,210	Expedia Group, Inc. (a)	389,468
2,924	Hilton Worldwide Holdings, Inc. (a)	376,319
4,146	Hyatt Hotels Corp., Class A (a)	341,340
5,591	Las Vegas Sands Corp. (a)	342,505
2,452	Marriott International, Inc., Class A (a)	364,171
1,696	McDonald’s Corp.	400,392
9,531	MGM Resorts International	388,102
10,914	Norwegian Cruise Line Holdings Ltd. (a)	338,880
3,868	Royal Caribbean Cruises Ltd. (a)	336,323
15,480	Ruth’s Hospitality Group, Inc. (a)	404,183
7,712	Scientific Games Corp., Class A (a)	451,306
7,515	SeaWorld Entertainment, Inc. (a)	411,521
7,505	Six Flags Entertainment Corp. (a)	352,585
3,315	Starbucks Corp.	379,534
1,163	Vail Resorts, Inc. (a)	378,161
5,608	Wyndham Hotels & Resorts, Inc.	410,001
2,674	Wynn Resorts Ltd. (a)	343,342
		8,757,497
	Household Products – 1.1%
19,962	Beazer Homes USA, Inc. (a)	445,352
42,359	Colgate-Palmolive Co. (b)	3,418,372
		3,863,724
	Insurance – 2.3%
17,928	Chubb Ltd. (b)	3,076,266
1,566	Enstar Group Ltd. (a)	393,348
12,780	Everest Re Group Ltd. (b)	3,539,421
768	White Mountains Insurance Group Ltd.	895,050
		7,904,085
	Interactive Media & Services – 3.9%
2,423	Alphabet, Inc., Class A (a) (b)	5,702,530
1,565	Alphabet, Inc., Class C (a) (b)	3,771,838
13,013	Facebook, Inc., Class A (a) (b)	4,230,266
		13,704,634
	Internet & Direct Marketing Retail – 3.2%
2,275	Amazon.com, Inc. (a) (b)	7,888,380

See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Internet & Direct Marketing Retail (Continued)
24,235	Pinduoduo, Inc., ADR (a) (b)	$3,245,794
		11,134,174
	IT Services – 0.7%
9,782	Visa, Inc., Class A (b)	2,284,684
	Life Sciences Tools & Services – 2.8%
597	Mettler-Toledo International, Inc. (a)	784,052
5,086	PerkinElmer, Inc.	659,298
17,814	Thermo Fisher Scientific, Inc. (b)	8,376,677
		9,820,027
	Machinery – 2.1%
32,688	AGCO Corp. (b)	4,769,833
4,944	Astec Industries, Inc.	370,849
7,551	Franklin Electric Co., Inc.	613,670
7,857	Navistar International Corp. (a)	347,672
10,464	TriMas Corp. (a)	333,174
5,615	Watts Water Technologies, Inc., Class A	699,348
		7,134,546
	Media – 0.1%
22,923	iHeartMedia, Inc., Class A (a)	438,746
	Metals & Mining – 4.6%
83,880	Alamos Gold, Inc., Class A	671,040
30,339	AngloGold Ashanti Ltd., ADR	624,377
32,287	Barrick Gold Corp.	686,099
55,811	Cia de Minas Buenaventura SAA, ADR (a)	542,483
25,961	DRDGOLD Ltd., ADR	257,273
57,299	Eldorado Gold Corp. (a)	565,541
39,873	First Majestic Silver Corp. (a)	601,684
95,129	Fortuna Silver Mines, Inc. (a)	573,628
5,861	Franco-Nevada Corp.	816,086
19,707	Freeport-McMoRan, Inc.	743,151
98,594	Kinross Gold Corp.	694,102
18,844	Kirkland Lake Gold Ltd.	698,359
37,861	MAG Silver Corp. (a)	653,481
11,407	Newmont Corp.	711,911
10,493	Nucor Corp.	863,154
20,728	Pan American Silver Corp.	659,565
64,073	Pretium Resources, Inc. (a)	672,126
4,643	Reliance Steel & Aluminum Co.	744,319
6,098	Royal Gold, Inc.	682,122
104,807	Sandstorm Gold Ltd. (a)	777,668
121,864	Silvercorp Metals, Inc.	643,442
85,332	SilverCrest Metals, Inc. (a)	739,828
44,704	SSR Mining, Inc.	709,005
17,807	Wheaton Precious Metals Corp.	735,785
		16,066,229
Shares	Description	Value

	Multiline Retail – 0.5%
1,944	Dollar General Corp.	$417,474
23,268	Macy’s, Inc. (a)	385,784
9,946	Nordstrom, Inc. (a)	364,819
2,057	Target Corp.	426,334
		1,594,411
	Multi-Utilities – 0.2%
4,647	Consolidated Edison, Inc.	359,724
2,685	Sempra Energy	369,376
		729,100
	Oil, Gas & Consumable Fuels – 7.5%
45,886	APA Corp.	917,720
10,157	Bonanza Creek Energy, Inc. (a)	336,095
9,070	Chevron Corp.	934,845
14,999	Cimarex Energy Co. (b)	992,934
68,626	CNX Resources Corp. (a)	920,961
17,271	ConocoPhillips	883,239
24,574	CVR Energy, Inc.	523,180
40,392	Delek US Holdings, Inc.	958,502
43,971	Diamondback Energy, Inc. (b)	3,593,750
13,408	EOG Resources, Inc.	987,365
16,288	Exxon Mobil Corp.	932,325
32,703	Green Plains, Inc. (a)	974,549
24,459	HollyFrontier Corp.	856,065
75,591	Magnolia Oil & Gas Corp., Class A (a)	851,155
77,903	Marathon Oil Corp.	877,188
16,990	Marathon Petroleum Corp.	945,493
51,076	Murphy Oil Corp.	864,717
32,115	Occidental Petroleum Corp.	814,436
35,450	Ovintiv, Inc.	848,318
11,623	Par Pacific Holdings, Inc. (a)	176,553
59,114	PBF Energy, Inc., Class A (a) (b)	838,237
24,317	PDC Energy, Inc. (a)	887,814
11,280	Phillips 66	912,665
6,097	Pioneer Natural Resources Co.	937,901
93,558	Range Resources Corp. (a)	918,740
13,357	Renewable Energy Group, Inc. (a)	741,581
12,585	Valero Energy Corp.	930,787
20,440	World Fuel Services Corp.	632,209
		25,989,324
	Pharmaceuticals – 4.0%
22,741	Bristol-Myers Squibb Co.	1,419,493
7,806	Eli Lilly & Co.	1,426,703
26,851	Johnson & Johnson (b)	4,369,463
25,196	Merck & Co, Inc. (b)	1,877,102
52,987	Pfizer, Inc.	2,047,948
29,433	Prestige Consumer Healthcare, Inc. (a)	1,282,101
46,670	Viatris, Inc. (a)	620,711

See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals (Continued)
4,389	Zoetis, Inc.	$759,429
		13,802,950
	Professional Services – 0.1%
5,380	Heidrick & Struggles International, Inc.	227,574
	Real Estate Management & Development – 0.1%
17,697	Kennedy-Wilson Holdings, Inc.	363,673
	Road & Rail – 1.5%
5,826	Avis Budget Group, Inc. (a)	522,068
40,457	CSX Corp. (b)	4,076,043
5,714	Lyft, Inc., Class A (a)	318,041
6,650	Uber Technologies, Inc. (a)	364,220
		5,280,372
	Semiconductors & Semiconductor Equipment – 4.8%
17,741	Broadcom, Inc. (b)	8,093,444
56,265	Microchip Technology, Inc. (b)	8,456,067
		16,549,511
	Software – 3.1%
38,475	Microsoft Corp. (b)	9,702,626
13,582	SS&C Technologies Holdings, Inc.	1,008,056
		10,710,682
	Specialty Retail – 0.1%
2,111	Advance Auto Parts, Inc.	422,538
	Technology Hardware, Storage & Peripherals – 3.7%
96,674	Apple, Inc. (b)	12,708,764
	Textiles, Apparel & Luxury Goods – 1.8%
46,199	NIKE, Inc., Class B (b)	6,126,911
	Tobacco – 2.4%
176,849	Altria Group, Inc. (b)	8,444,540
	Trading Companies & Distributors – 0.1%
26,107	MRC Global, Inc. (a)	245,928
	Transportation Infrastructure – 0.1%
11,417	Macquarie Infrastructure Corp.	380,300
	Total Common Stocks	332,455,038
	(Cost $303,804,831)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 2.9%
	Equity Real Estate Investment Trusts – 2.9%
18,141	Acadia Realty Trust	$378,965
2,981	Centerspace	209,833
10,677	Douglas Emmett, Inc.	358,107
30,344	Easterly Government Properties, Inc.	650,272
30,189	Empire State Realty Trust, Inc., Class A	343,853
3,361	Federal Realty Investment Trust	379,255
22,475	Host Hotels & Resorts, Inc. (a)	408,146
18,007	Innovative Industrial Properties, Inc. (b)	3,297,622
20,539	iStar, Inc.	380,177
10,824	JBG SMITH Properties	352,971
10,689	MGM Growth Properties LLC	385,018
15,296	Pebblebrook Hotel Trust	365,268
19,939	Piedmont Office Realty Trust, Inc.	371,264
21,849	RPT Realty	277,701
17,492	Seritage Growth Properties, Class A (a)	300,862
29,123	Service Properties Trust	358,650
14,996	Washington Real Estate Investment Trust	348,207
13,628	Weingarten Realty Investors	440,729
5,029	Welltower, Inc.	377,326
	Total Real Estate Investment Trusts	9,984,226
	(Cost $9,660,885)
EXCHANGE-TRADED FUNDS – 1.0%
	Capital Markets – 1.0%
2,953	iShares Russell 2000 ETF (b)	664,100
6,475	iShares S&P Small-Cap 600 Value ETF (b)	663,299
7,947	SPDR S&P 600 Small CapValue ETF (b)	662,621
3,758	Vanguard S&P Small-Cap 600 Value ETF	665,655
3,989	Vanguard Small-Cap Value ETF (b)	687,105
	Total Exchange-Traded Funds	3,342,780
	(Cost $3,038,546)
Shares/Units	Description	Value
MASTER LIMITED PARTNERSHIPS – 0.3%
	Oil, Gas & Consumable Fuels – 0.3%
26,571	Black Stone Minerals, L.P.	272,884

See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Shares/Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
20,046	Sunoco, L.P.	$703,614
	Total Master Limited Partnerships	976,498
	(Cost $886,736)
	Total Investments – 100.1%	346,758,542
	(Cost $317,390,998) (c)
Shares	Description	Value
COMMON STOCKS SOLD SHORT – (21.5)%
	Aerospace & Defense – (0.9)%
(2,619)	Curtiss-Wright Corp.	(334,970)
(1,476)	L3Harris Technologies, Inc.	(308,824)
(1,385)	Mercury Systems, Inc. (a)	(104,207)
(2,242)	Northrop Grumman Corp.	(794,655)
(9,383)	Raytheon Technologies Corp.	(781,041)
(12,559)	Textron, Inc.	(806,790)
		(3,130,487)
	Airlines – (0.2)%
(1,506)	Allegiant Travel Co. (a)	(355,009)
(12,482)	Hawaiian Holdings, Inc. (a)	(313,423)
		(668,432)
	Auto Components – (0.3)%
(5,077)	Lear Corp.	(933,356)
	Automobiles – (0.3)%
(4,576)	Ferrari NV	(976,473)
	Banks – (0.8)%
(24,371)	Bank of America Corp.	(987,757)
(8,842)	Citigroup, Inc.	(629,904)
(3,436)	Live Oak Bancshares, Inc.	(219,766)
(15,836)	Regions Financial Corp.	(345,225)
(14,128)	Wells Fargo & Co.	(636,466)
		(2,819,118)
	Beverages – (0.4)%
(3,597)	Coca-Cola (The) Co.	(194,166)
(8,307)	PepsiCo, Inc.	(1,197,537)
		(1,391,703)
	Biotechnology – (0.0)%
(7,931)	Syndax Pharmaceuticals, Inc. (a)	(126,420)
	Building Products – (0.2)%
(4,486)	Armstrong World Industries, Inc.	(464,974)
(7,110)	Carrier Global Corp.	(309,854)
		(774,828)
	Capital Markets – (0.2)%
(1,980)	Moody’s Corp.	(646,886)
Shares	Description	Value

	Chemicals – (0.7)%
(6,342)	Ashland Global Holdings, Inc.	$(546,744)
(3,990)	Cabot Corp.	(218,971)
(5,118)	Linde PLC	(1,462,929)
(3,384)	Sensient Technologies Corp.	(278,300)
		(2,506,944)
	Commercial Services & Supplies – (0.4)%
(3,451)	Casella Waste Systems, Inc., Class A (a)	(231,596)
(5,333)	Republic Services, Inc.	(566,898)
(4,168)	Tetra Tech, Inc.	(531,962)
		(1,330,456)
	Communications Equipment – (0.0)%
(6,894)	EchoStar Corp. (a)	(168,558)
	Construction & Engineering – (0.5)%
(12,934)	AECOM (a)	(859,206)
(2,086)	MasTec, Inc. (a)	(217,695)
(7,204)	Quanta Services, Inc.	(696,194)
		(1,773,095)
	Consumer Finance – (0.2)%
(3,871)	American Express Co.	(593,618)
	Containers & Packaging – (0.2)%
(8,223)	Ball Corp.	(770,002)
	Diversified Consumer Services – (0.1)%
(5,961)	Adtalem Global Education, Inc. (a)	(204,522)
(1,786)	Grand Canyon Education, Inc. (a)	(193,406)
		(397,928)
	Electrical Equipment – (0.5)%
(3,103)	AMETEK, Inc.	(418,688)
(7,206)	Eaton Corp PLC	(1,029,954)
(816)	Rockwell Automation, Inc.	(215,636)
		(1,664,278)
	Energy Equipment & Services – (0.3)%
(44,443)	Schlumberger N.V.	(1,202,183)
	Entertainment – (0.2)%
(8,830)	IMAX Corp. (a)	(182,075)
(12,218)	Warner Music Group Corp., Class A	(463,795)
		(645,870)

See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Food & Staples Retailing – (0.5)%
(11,844)	Grocery Outlet Holding Corp. (a)	$(478,379)
(36,169)	Kroger (The) Co.	(1,321,615)
		(1,799,994)
	Food Products – (1.2)%
(25,435)	Conagra Brands, Inc.	(943,384)
(1,545)	J&J Snack Foods Corp.	(254,322)
(21,540)	Kellogg Co.	(1,344,527)
(2,195)	Lamb Weston Holdings, Inc.	(176,698)
(6,821)	Mondelez International, Inc., Class A	(414,785)
(5,017)	Post Holdings, Inc. (a)	(570,834)
(6,626)	Tootsie Roll Industries, Inc.	(209,183)
(8,597)	Utz Brands, Inc.	(251,892)
		(4,165,625)
	Health Care Equipment & Supplies – (1.9)%
(16,343)	Baxter International, Inc.	(1,400,432)
(3,021)	Cooper (The) Cos., Inc.	(1,241,299)
(1,735)	Haemonetics Corp. (a)	(116,696)
(5,224)	Hill-Rom Holdings, Inc.	(575,789)
(2,678)	Neogen Corp (a)	(257,115)
(4,850)	West Pharmaceutical Services, Inc.	(1,593,322)
(7,044)	Zimmer Biomet Holdings, Inc.	(1,247,915)
		(6,432,568)
	Health Care Providers & Services – (0.5)%
(4,965)	HCA Healthcare, Inc.	(998,263)
(8,502)	Patterson Cos., Inc.	(273,254)
(8,461)	Premier, Inc., Class A	(299,097)
		(1,570,614)
	Health Care Technology – (0.3)%
(21,997)	Allscripts Healthcare Solutions, Inc. (a)	(342,274)
(5,465)	Cerner Corp.	(410,148)
(4,831)	Vocera Communications, Inc. (a)	(174,737)
		(927,159)
	Hotels, Restaurants & Leisure – (0.4)%
(15,473)	Aramark	(601,435)
(485)	Chipotle Mexican Grill, Inc. (a)	(723,635)
		(1,325,070)
	Household Durables – (0.2)%
(2,766)	DR Horton, Inc.	(271,870)
(5,583)	La-Z-Boy, Inc.	(248,220)
		(520,090)
Shares	Description	Value

	Household Products – (0.4)%
(9,653)	Kimberly-Clark Corp.	$(1,286,938)
	Industrial Conglomerates – (0.3)%
(87,919)	General Electric Co.	(1,153,497)
	Insurance – (0.3)%
(8,807)	Marsh & McLennan Cos., Inc.	(1,195,110)
	Interactive Media & Services – (0.2)%
(792)	IAC/InterActiveCorp (a)	(200,748)
(12,661)	TripAdvisor, Inc. (a)	(596,713)
		(797,461)
	Internet & Direct Marketing Retail – (0.3)%
(19,171)	eBay, Inc.	(1,069,550)
	IT Services – (2.2)%
(151)	Automatic Data Processing, Inc.	(28,235)
(4,967)	Black Knight, Inc. (a)	(359,710)
(2,419)	Euronet Worldwide, Inc. (a)	(346,957)
(10,856)	Fiserv, Inc. (a)	(1,304,023)
(679)	FleetCor Technologies, Inc. (a)	(195,362)
(8,012)	Jack Henry & Associates, Inc.	(1,304,594)
(3,584)	Mastercard, Inc., Class A	(1,369,303)
(7,397)	Paychex, Inc.	(721,134)
(2,878)	PayPal Holdings, Inc. (a)	(754,871)
(20,130)	Rackspace Technology, Inc. (a)	(500,633)
(32,287)	Sabre Corp. (a)	(483,659)
(1,360)	WEX, Inc. (a)	(279,086)
		(7,647,567)
	Leisure Products – (0.1)%
(3,485)	Peloton Interactive, Inc., Class A (a)	(342,750)
	Life Sciences Tools & Services – (0.1)%
(4,058)	NeoGenomics, Inc. (a)	(198,801)
	Machinery – (0.7)%
(2,636)	Cummins, Inc.	(664,378)
(3,148)	Donaldson Co., Inc.	(197,946)
(9,368)	Otis Worldwide Corp.	(729,486)
(7,489)	PACCAR, Inc.	(673,111)
		(2,264,921)
	Media – (0.8)%
(7,472)	Altice USA, Inc., Class A (a)	(271,308)
(23,063)	Comcast Corp., Class A	(1,294,988)
(8,353)	Liberty Broadband Corp., Class C (a)	(1,359,200)
		(2,925,496)
	Metals & Mining – (0.1)%
(7,006)	Alcoa Corp. (a)	(256,700)

See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Metals & Mining (Continued)
(4,203)	Steel Dynamics, Inc.	$(227,886)
		(484,586)
	Oil, Gas & Consumable Fuels – (0.1)%
(5,994)	Cheniere Energy, Inc. (a)	(464,655)
	Pharmaceuticals – (0.3)%
(8,301)	Catalent, Inc. (a)	(933,613)
(7,187)	Elanco Animal Health, Inc. (a)	(227,900)
		(1,161,513)
	Professional Services – (0.6)%
(22,273)	Dun & Bradstreet Holdings, Inc. (a)	(529,206)
(2,118)	TransUnion	(221,522)
(7,105)	Verisk Analytics, Inc.	(1,337,161)
		(2,087,889)
	Real Estate Management & Development – (0.1)%
(1,980)	Howard Hughes (The) Corp. (a)	(213,721)
	Road & Rail – (0.2)%
(2,723)	Norfolk Southern Corp.	(760,371)
	Semiconductors & Semiconductor Equipment – (0.4)%
(4,229)	Power Integrations, Inc.	(350,204)
(2,697)	SolarEdge Technologies, Inc. (a)	(710,767)
(5,910)	SunPower, Corp. (a)	(151,828)
		(1,212,799)
	Software – (2.0)%
(2,417)	ANSYS, Inc. (a)	(883,800)
(4,196)	Blackbaud, Inc. (a)	(298,420)
(6,880)	Duck Creek Technologies, Inc. (a)	(286,070)
(7,489)	Guidewire Software, Inc. (a)	(790,164)
(3,100)	Intuit, Inc.	(1,277,696)
(8,607)	nCino, Inc. (a)	(562,812)
(25,385)	Nuance Communications, Inc. (a)	(1,349,720)
(763)	Paycom Software, Inc. (a)	(293,305)
(607)	Pegasystems, Inc.	(77,053)
(2,285)	salesforce.com, Inc. (a)	(526,281)
(10,830)	Verint Systems, Inc. (a)	(526,013)
		(6,871,334)
	Specialty Retail – (0.3)%
(14,566)	American Eagle Outfitters, Inc.	(503,547)
(1,526)	Lowe’s Cos., Inc.	(299,477)
(1,621)	Sleep Number Corp. (a)	(181,374)
		(984,398)
Shares	Description	Value

	Technology Hardware, Storage & Peripherals – (0.1)%
(28,159)	Hewlett Packard Enterprise Co.	$(451,107)
	Trading Companies & Distributors – (0.1)%
(10,683)	Univar, Inc. (a)	(249,448)
	Wireless Telecommunication Services – (0.4)%
(10,514)	T-Mobile US, Inc. (a)	(1,389,215)
	Total Common Stocks Sold Short	(74,474,882)
	(Proceeds $67,868,006)
EXCHANGE-TRADED FUNDS SOLD SHORT – (7.5)%
	Capital Markets – (7.5)%
(33,577)	iShares Russell 1000 Growth ETF	(8,721,290)
(41,395)	SPDR S&P 500 ETF Trust	(17,274,133)
	Total Exchange-Traded Funds Sold Short	(25,995,423)
	(Proceeds $23,817,516)
REAL ESTATE INVESTMENT TRUSTS SOLD SHORT – (0.5)%
	Equity Real Estate Investment Trusts – (0.5)%
(23,643)	Apple Hospitality REIT, Inc.	(374,978)
(16,827)	Healthpeak Properties, Inc.	(577,839)
(4,011)	Ryman Hospitality Properties, Inc. (a)	(315,465)
(1,665)	Simon Property Group, Inc.	(202,697)
(22,441)	Sunstone Hotel Investors, Inc. (a)	(295,324)
	Total Real Estate Investment Trusts Sold Short	(1,766,303)
	(Proceeds $1,540,205)
Shares/Units	Description	Value
MASTER LIMITED PARTNERSHIPS SOLD SHORT – (0.1)%
	Oil, Gas & Consumable Fuels – (0.1)%
(14,051)	Viper Energy Partners, L.P. (d)	(253,059)
	(Proceeds $219,536)
	Total Investments Sold Short – (29.6)%	(102,489,667)
	(Proceeds $93,445,263)
	Net Other Assets and Liabilities – 29.5%	102,268,223
	Net Assets – 100.0%	$346,537,098

See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

(a)	Non-income producing security.
(b)	This security or a portion of this security is segregated as collateral for investments sold short.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $33,339,600 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $13,016,460. The net unrealized appreciation was $20,323,140. The amounts presented are inclusive of investments sold short.
(d)	This security is taxed as a “C” corporation for federal income tax purposes.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 4/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 332,455,038	$ 332,455,038	$ —	$ —
Real Estate Investment Trusts*	9,984,226	9,984,226	—	—
Exchange-Traded Funds*	3,342,780	3,342,780	—	—
Master Limited Partnerships*	976,498	976,498	—	—
Total Investments	$ 346,758,542	$ 346,758,542	$—	$—

LIABILITIES TABLE
	Total Value at 4/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$ (74,474,882)	$ (74,474,882)	$ —	$ —
Exchange-Traded Funds Sold Short*	(25,995,423)	(25,995,423)	—	—
Real Estate Investment Trusts Sold Short*	(1,766,303)	(1,766,303)	—	—
Master Limited Partnerships Sold Short*	(253,059)	(253,059)	—	—
Total Investments	$ (102,489,667)	$ (102,489,667)	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Statement of Assets and Liabilities
April 30, 2021 (Unaudited)
ASSETS:
Investments, at value (Cost $317,390,998)	$ 346,758,542
Cash	5,291,064
Restricted Cash	97,052,642
Receivables:
Fund shares sold	9,419,842
Dividends	223,268
Dividend reclaims	7,978
Total Assets	458,753,336
LIABILITIES:
Investments sold short, at value (proceeds $93,445,263)	102,489,667
Payables:
Investment securities purchased	9,442,040
Investment advisory fees	258,565
Dividends on investments sold short	18,426
Margin interest expense	7,540
Total Liabilities	112,216,238
NET ASSETS	$346,537,098
NET ASSETS consist of:
Paid-in capital	$ 344,518,357
Par value	74,000
Accumulated distributable earnings (loss)	1,944,741
NET ASSETS	$346,537,098
NET ASSET VALUE, per share	$46.83
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	7,400,002
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Statement of Operations
For the Six Months Ended April 30, 2021 (Unaudited)
INVESTMENT INCOME:
Dividends	$ 1,411,136
Interest	633
Foreign withholding tax	(5,883)
Other	9
Total investment income	1,405,895
EXPENSES:
Investment advisory fees	1,515,251
Dividend expense on investments sold short	610,845
Margin interest expense	137,754
Total expenses	2,263,850
NET INVESTMENT INCOME (LOSS)	(857,955)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(14,729,230)
In-kind redemptions	63,795,999
Futures contracts	(706,604)
Investments sold short	(21,363,983)
Net realized gain (loss)	26,996,182
Net change in unrealized appreciation (depreciation) on:
Investments	16,143,250
Futures contracts	(323,732)
Investments sold short	(9,459,647)
Net change in unrealized appreciation (depreciation)	6,359,871
NET REALIZED AND UNREALIZED GAIN (LOSS)	33,356,053
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 32,498,098

See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Statements of Changes in Net Assets
	Six Months Ended 4/30/2021 (Unaudited)	Year Ended 10/31/2020
OPERATIONS:
Net investment income (loss)	$ (857,955)	$ 247,074
Net realized gain (loss)	26,996,182	1,351,304
Net change in unrealized appreciation (depreciation)	6,359,871	(3,713,526)
Net increase (decrease) in net assets resulting from operations	32,498,098	(2,115,148)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(895,180)	(722,995)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	373,224,450	270,053,673
Cost of shares redeemed	(359,665,369)	(211,707,816)
Net increase (decrease) in net assets resulting from shareholder transactions	13,559,081	58,345,857
Total increase (decrease) in net assets	45,161,999	55,507,714
NET ASSETS:
Beginning of period	301,375,099	245,867,385
End of period	$346,537,098	$301,375,099
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	7,200,002	5,900,002
Shares sold	8,400,000	6,450,000
Shares redeemed	(8,200,000)	(5,150,000)
Shares outstanding, end of period	7,400,002	7,200,002
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Financial Highlights
For a share outstanding throughout each period
	Six Months Ended 4/30/2021 (Unaudited)	Year Ended October 31,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 41.86	$ 41.67	$ 38.47	$ 37.78	$ 32.49	$ 32.61
Income from investment operations:
Net investment income (loss)	(0.11)	0.05	0.39	0.26	0.24	0.32
Net realized and unrealized gain (loss)	5.21	0.25	3.23	0.67	5.34	(0.17)
Total from investment operations	5.10	0.30	3.62	0.93	5.58	0.15
Distributions paid to shareholders from:
Net investment income	(0.13)	(0.11)	(0.42)	(0.24)	(0.29)	(0.27)
Net asset value, end of period	$46.83	$41.86	$41.67	$38.47	$37.78	$32.49
Total return (a)	12.19%	0.74%	9.49%	2.45%	17.23%	0.45%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 346,537	$ 301,375	$ 245,867	$ 155,803	$ 120,892	$ 120,231
Ratio of total expenses to average net assets (b)	1.42% (c)	1.55%	1.60%	1.59%	1.47%	1.40%
Ratio of total expenses to average net assets excluding dividend expense and margin interest expense (b)	0.95% (c)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	(0.54)% (c)	0.09%	1.03%	0.71%	0.67%	1.00%
Portfolio turnover rate (d)	152%	250%	210%	249%	176%	201%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Notes to Financial Statements
First Trust Long/Short Equity ETF (FTLS)
April 30, 2021 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of seventeen funds that are offering shares. This report covers the First Trust Long/Short Equity ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “FTLS” on the NYSE Arca, Inc. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The investment objective of the Fund is to seek to provide investors with long-term total return. Under normal conditions, the Fund will expose at least 80% of its net assets (including investment borrowings) to U.S. exchange-listed equity securities and/or U.S. exchange-traded funds (“ETFs”) that provide exposure to U.S. exchange-traded equity securities. The Fund pursues its investment objective by establishing long and short positions in a portfolio of U.S. exchange-listed equity securities and ETFs. The Fund’s portfolio may include U.S. exchange-listed equity securities of non-U.S. issuers, including the securities of non-U.S. issuers traded on U.S. exchanges in the form of depositary receipts. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks, master limited partnerships (“MLPs”), real estate investment trusts (“REITs”) and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the

Notes to Financial Statements (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2021 (Unaudited)
third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2021, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Distributions received from the Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
Distributions received from the Fund’s investments in MLPs generally are comprised of return of capital and investment income. The Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
C. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to gain long or short exposure to broad based equity indexes. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled

Notes to Financial Statements (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2021 (Unaudited)
either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statement of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked to market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statement of Operations. This daily fluctuation in the value of the contracts is also known as variation margin and is included in “Variation margin” payable or receivable on the Statement of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
The Fund had no futures contracts at April 30, 2021.
D. Short Sales
Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold by the Fund, but are not currently owned in the Fund’s portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund will pay a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is affected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund’s portfolio. The Fund is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.
The Fund has established an account with Pershing, LLC for the purpose of borrowing securities that the Fund intends to sell short. The Fund is charged interest on debit margin balances at a rate equal to the Overnight Bank Funding Rate plus 40 basis points. With regard to securities held short, the Fund is credited a rebate equal to the market value of its short positions at a rate equal to the Overnight Bank Funding Rate less 25 basis points. This rebate rate applies to easy to borrow securities. Securities that are hard to borrow may earn a rebate that is less than the foregoing or may be subject to a premium charge on a security by security basis. The different rebate rate is determined at the time of a short sale request. For the six months ended April 30, 2021, the Fund had margin interest expense of $137,754, as shown on the Statement of Operations. Restricted cash in the amount of $97,052,642, as shown on the Statement of Assets and Liabilities, is associated with collateral at the broker as of April 30, 2021.
E. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2020, was as follows:

Notes to Financial Statements (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2021 (Unaudited)
Distributions paid from:
Ordinary income	$722,995
Capital gains	—
Return of capital	—
As of October 31, 2020, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$614,766
Accumulated capital and other gain (loss)	(42,038,756)
Net unrealized appreciation (depreciation)	11,765,813
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2017, 2018, 2019, and 2020 remain open to federal and state audit. As of April 30, 2021, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2020, for federal income tax purposes, the Fund had $42,038,756 of non-expiring capital loss carryforwards available to the extent provided by regulations to offset future capital gains.
G. Expenses
Expenses, other than the investment advisory fee, dividend and interest expenses on investments sold short and other excluded expenses, are paid by the Advisor (See Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, dividend expenses on investments sold short, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets. In addition, the Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund’s total annual operating expenses. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.

Notes to Financial Statements (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2021 (Unaudited)
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2021, the cost of purchases and proceeds from sales of investments, excluding short term investments, investments sold short and in-kind transactions, were $393,769,117 and $413,507,818, respectively. The cost of purchases to cover short sales and the proceeds of short sales were $222,214,951 and $205,996,601, respectively.
For the six months ended April 30, 2021, the cost of in-kind purchases and proceeds from in-kind sales were $372,860,465 and $361,574,186, respectively.
5. Derivative Transactions
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2021, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.
Statement of Operations Location
Equity Risk Exposure
Net realized gain (loss) on futures contracts	$(706,604)
Net change in unrealized appreciation (depreciation) on futures contracts	(323,732)
During the six months ended April 30, 2021, the notional value of futures contracts opened and closed were $14,653,875 and $33,280,252, respectively.
The Fund does not have the right to offset financial assets and liabilities related to futures contracts on the Statement of Assets and Liabilities.
The Fund had no futures contracts at April 30, 2021.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees,

Notes to Financial Statements (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2021 (Unaudited)
stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2022.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:
On May 13, 2021, First Trust New York Municipal High Income ETF, an additional series of the Trust, began trading under the symbol “FMNY” on the NYSE Arca, Inc.

Additional Information
First Trust Long/Short Equity ETF (FTLS)
April 30, 2021 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2021 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity;

Additional Information (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2021 (Unaudited)
currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors, L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 26, 2021 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 20, 2020 through the Liquidity Committee’s annual meeting held on March 16, 2021 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

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INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

First Trust Exchange-Traded Fund III
First Trust Emerging Markets Local Currency Bond ETF (FEMB)

Semi-Annual Report
For the Six Months Ended
April 30, 2021

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Semi-Annual Report
April 30, 2021
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or First Trust Global Portfolios Limited (“FTGP” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (First Trust Emerging Markets Local Currency Bond ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Semi-Annual Letter from the Chairman and CEO
April 30, 2021
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Emerging Markets Local Currency Bond ETF (the “Fund”), which contains detailed information about the Fund for the six months ended April 30, 2021.
I would like to begin my remarks by saying that this is a time for all of us to be thankful. It is astounding to me that our scientists and extended health care community successfully discovered, developed, and distributed multiple effective vaccines to treat the coronavirus (“COVID-19”) in the span of just 15 months. Suffice it to say that we are witnessing history in the making. We even received some good news recently with respect to wearing masks in public, a polarizing act for many politicians and Americans. The Centers for Disease Control and Prevention released a new set of guidelines in mid-May for those individuals who have been fully vaccinated. It essentially says fully vaccinated Americans can quit wearing their masks outdoors (even in crowds), in most indoor settings, and can drop social distancing altogether. This is a big step towards expediting the reopening of the U.S. economy.
For those who may not know, we subscribe to the buy-and-hold philosophy of investing here at First Trust Advisors L.P., even though it means enduring lots of tough times. While the notion of being able to time the market is seductive on its face, very few investors are skilled enough to make it work over time. I can think of no better example than the COVID-19 pandemic. The degree of uncertainty surrounding the onset of the virus alone was enough to make the average investor want to run for cover. And if that was not enough, the 33.8% plunge in the S&P 500® Index (the “Index”) from February 19, 2020, through March 23, 2020 (23 trading days) was a real gut check for most of us. But a funny thing happened on the way to another potential collapse of the market − it did not happen. In fact, thanks to the U.S. Federal government stepping up with trillions of dollars of timely fiscal and monetary support, the stock market roared. From March 23, 2020 through May 14, 2021, the Index posted a total return of 90.14%, according to Bloomberg. What a shame for those investors who may have moved some, or all, of their capital out of equities. What looked like a great time to de-risk turned out to be just the opposite.
The overall climate for investing looks bright for a few reasons. First, U.S. real gross domestic product (“GDP”) growth is expected to grow by 6.4% year-over-year in 2021, according to the International Monetary Fund. The last time the U.S. economy grew that fast was in 1984, when real GDP growth reached 7.2%. Second, corporate earnings are expected to recover from their 2020 slide. Bloomberg’s consensus year-over-year earnings growth rate estimates for the Index for 2021 and 2022 were 33.17% and 12.87%, respectively, as of May 14, 2021. That is a significant rebound from the 12.44% decline in earnings in 2020. Third, inflation is rising, and that is exactly what the Federal Reserve has been wanting for some time. Central banks around the world have spent years battling deflationary pressures, so a little bit of inflation is welcome at this stage of the recovery. Lastly, the U.S. labor market is robust despite the talk about the millions of people who lost their jobs in the COVID-19 pandemic and are living off unemployment benefits. As of March 31, 2021, there were 8.12 million job openings in the U.S., the highest total since record-keeping began in December 2000, according to the Bureau of Labor Statistics. We need to get people back to work.
While it seems fashionable to sell fear these days, we choose to follow the data. Remember, the Index has never failed to fully recoup the losses sustained in a market correction or bear market. Stay the course!
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
First Trust Emerging Markets Local Currency Bond ETF’s (the “Fund”) investment objective is to seek maximum total return and current income. The Fund lists and principally trades its shares on The Nasdaq Stock Market LLC (“Nasdaq”) under the ticker symbol “FEMB.” Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in bonds, notes and bills issued or guaranteed by entities incorporated or domiciled in emerging market countries that are denominated in the local currency of the issuer. In implementing the Fund’s investment strategy, First Trust Global Portfolios Limited (the “Sub-Advisor”) seeks to provide current income and enhance capital, while minimizing volatility.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 4/30/21	1 Year Ended 4/30/21	5 Years Ended 4/30/21	Inception (11/4/14) to 4/30/21	5 Years Ended 4/30/21	Inception (11/4/14) to 4/30/21
Fund Performance
NAV	3.85%	11.02%	1.51%	-0.12%	7.77%	-0.75%
Market Price	4.18%	12.57%	1.65%	-0.08%	8.54%	-0.53%
Index Performance
Bloomberg Barclays Emerging Markets Local Currency Government - 10% Country Capped Index	2.98%	9.36%	3.25%	1.51%	17.35%	10.19%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Industry Classification	% of Long-Term Investments
Sovereigns	93.4%
Supranationals	6.6
Total	100.0%

Fund Allocation	% of Net Assets
Foreign Sovereign Bonds and Notes	87.3%
Foreign Corporate Bonds and Notes	6.2
Net Other Assets and Liabilities(1)	6.5
Total	100.0%
Credit Quality(2)	% of Total Investments (including cash)
AAA	6.5%
AA	2.7
AA-	3.6
A+	4.8
A	8.5
A-	8.2
BBB+	7.0
BBB	21.1
BBB-	3.9
BB	28.8
BB-	2.9
Cash	2.0
Total	100.0%

Top Ten Holdings	% of Total Investments
Republic of South Africa Government Bond, 10.50%, 12/21/26	5.7%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/01/27	5.1
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/01/25	4.8
Republic of South Africa Government Bond, 8.88%, 2/28/35	4.4
Indonesia Treasury Bond, 8.38%, 3/15/34	4.1
Asian Development Bank, 6.20%, 10/06/26	3.9
Republic of Poland Government Bond, 2.75%, 4/25/28	3.7
Hungary Government Bond, 6.75%, 10/22/28	3.5
Peru Government Bond, 6.95%, 8/12/31	3.2
Malaysia Government Bond, 3.89%, 8/15/29	2.7
Total	41.1%

(1)	Includes forward foreign currency contracts.
(2)	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Semi-Annual Report
April 30, 2021 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust Emerging Markets Local Currency Bond ETF (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Investment Sub-Advisor
First Trust Global Portfolios Limited (“FTGP”), an affiliate of First Trust, serves as investment sub-advisor to the Fund. Derek Fulton, Leonardo Da Costa and Anthony Beevers are the Fund’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund’s investment portfolio. Established in December 2011, FTGP is an SEC-registered investment advisor based in London. FTGP was established as a United Kingdom-based distributor, advisor and affiliate of First Trust and First Trust Portfolios L.P. and advises on global fixed income and currency portfolios. The global fixed income team at FTGP has experience in managing developing and emerging market fixed income portfolios for high profile European institutions.
Portfolio Management Team
The following portfolio managers are primarily responsible for the day-to-day management of the Fund. Each portfolio manager has managed the Fund since 2014, except for Anthony Beevers, who has served as a member of the portfolio management team since 2019.
Derek Fulton, Director, Chief Executive Officer, FTGP
Leonardo Da Costa, Director, Portfolio Manager, FTGP
Anthony Beevers, Portfolio Manager, FTGP

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Understanding Your Fund Expenses
April 30, 2021 (Unaudited)
As a shareholder of the First Trust Emerging Markets Local Currency Bond ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2021.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Actual	$1,000.00	$1,038.50	0.85%	$4.30
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	0.85%	$4.26

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2020 through April 30, 2021), multiplied by 181/365 (to reflect the six-month period).

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments
April 30, 2021 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES – 87.3%
	Brazil – 13.3%
34,000,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/23	$6,597,032
63,950,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/25	12,547,674
68,450,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/27	13,417,628
23,200,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	4,527,464
				37,089,798
	Chile – 4.6%
3,880,000,000	Bonos de la Tesoreria de la Republica en Pesos (CLP)	4.50%	03/01/26	5,920,384
4,545,000,000	Bonos de la Tesoreria de la Republica en Pesos (CLP) (a) (b)	4.70%	09/01/30	6,884,948
				12,805,332
	Colombia – 7.5%
4,201,000,000	Colombian TES (COP)	7.00%	05/04/22	1,173,106
23,830,000,000	Colombian TES (COP)	7.50%	08/26/26	6,885,475
24,500,000,000	Colombian TES (COP)	6.00%	04/28/28	6,406,872
23,300,000,000	Colombian TES (COP)	7.75%	09/18/30	6,553,810
				21,019,263
	Czech Republic – 2.5%
114,920,000	Czech Republic Government Bond (CZK) (b)	2.40%	09/17/25	5,594,556
30,800,000	Czech Republic Government Bond (CZK) (b)	2.50%	08/25/28	1,523,051
				7,117,607
	Hungary – 3.7%
2,066,000,000	Hungary Government Bond (HUF)	6.75%	10/22/28	9,185,356
350,000,000	Hungary Government Bond (HUF)	3.00%	08/21/30	1,236,869
				10,422,225
	Indonesia – 8.9%
44,770,000,000	Indonesia Treasury Bond (IDR)	8.38%	09/15/26	3,460,850
47,177,000,000	Indonesia Treasury Bond (IDR)	9.00%	03/15/29	3,780,169
52,440,000,000	Indonesia Treasury Bond (IDR)	7.00%	09/15/30	3,754,914
140,993,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	10,828,009
40,076,000,000	Indonesia Treasury Bond (IDR)	8.25%	05/15/36	3,055,459
				24,879,401
	Israel – 3.5%
11,450,000	Israel Government Bond - Fixed (ILS)	6.25%	10/30/26	4,604,306
10,805,000	Israel Government Bond - Fixed (ILS)	2.25%	09/28/28	3,650,724
4,625,000	Israel Government Bond - Fixed (ILS)	1.00%	03/31/30	1,409,775
				9,664,805
	Malaysia – 4.6%
8,250,000	Malaysia Government Bond (MYR)	4.05%	09/30/21	2,033,948
15,240,000	Malaysia Government Bond (MYR)	4.18%	07/15/24	3,923,084
27,280,000	Malaysia Government Bond (MYR)	3.89%	08/15/29	6,983,983
				12,941,015
	Mexico – 4.7%
72,050,000	Mexican Bonos (MXN)	8.50%	05/31/29	3,966,808
108,920,000	Mexican Bonos (MXN)	7.75%	05/29/31	5,711,348
56,510,000	Mexican Bonos (MXN)	10.00%	11/20/36	3,468,765
				13,146,921
See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	Peru – 4.8%
6,670,000	Peru Government Bond (PEN)	8.20%	08/12/26	$2,234,809
28,175,000	Peru Government Bond (PEN)	6.95%	08/12/31	8,343,199
9,860,000	Peru Government Bond (PEN)	6.90%	08/12/37	2,780,066
				13,358,074
	Philippines – 2.0%
60,000,000	Philippine Government International Bond (PHP)	3.90%	11/26/22	1,263,229
170,000,000	Philippine Government International Bond (PHP)	6.25%	01/14/36	4,318,157
				5,581,386
	Poland – 3.5%
545,000	Republic of Poland Government Bond (PLN)	4.00%	10/25/23	157,408
33,350,000	Republic of Poland Government Bond (PLN)	2.75%	04/25/28	9,627,407
				9,784,815
	Romania – 3.7%
19,260,000	Romania Government Bond (RON)	5.85%	04/26/23	5,034,198
15,800,000	Romania Government Bond (RON)	4.50%	06/17/24	4,110,862
4,690,000	Romania Government Bond (RON)	5.80%	07/26/27	1,348,923
				10,493,983
	South Africa – 14.2%
187,675,000	Republic of South Africa Government Bond (ZAR)	10.50%	12/21/26	14,790,123
20,000,000	Republic of South Africa Government Bond (ZAR)	8.00%	01/31/30	1,275,617
67,610,000	Republic of South Africa Government Bond (ZAR)	8.25%	03/31/32	4,107,404
192,270,000	Republic of South Africa Government Bond (ZAR)	8.88%	02/28/35	11,412,713
39,425,000	Republic of South Africa Government Bond (ZAR)	6.25%	03/31/36	1,821,973
37,640,000	Republic of South Africa Government Bond (ZAR)	8.50%	01/31/37	2,107,611
72,800,000	Republic of South Africa Government Bond (ZAR)	9.00%	01/31/40	4,158,372
				39,673,813
	Thailand – 3.0%
48,470,000	Thailand Government Bond (THB)	3.63%	06/16/23	1,658,738
53,400,000	Thailand Government Bond (THB)	1.60%	12/17/29	1,709,384
134,600,000	Thailand Government Bond (THB)	3.65%	06/20/31	5,071,770
				8,439,892
	Turkey – 2.8%
36,800,000	Turkey Government Bond (TRY)	9.00%	05/04/22	4,150,244
39,580,000	Turkey Government Bond (TRY)	10.60%	02/11/26	3,678,914
				7,829,158
	Total Foreign Sovereign Bonds and Notes			244,247,488
	(Cost $256,896,542)
FOREIGN CORPORATE BONDS AND NOTES – 6.2%
	Supranationals – 6.2%
100,000,000	African Development Bank (ZAR)	(c)	04/05/46	728,150
723,500,000	Asian Development Bank (INR)	6.20%	10/06/26	10,075,621
51,050,000	International Finance Corp. (INR)	5.85%	11/25/22	695,427

See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Supranationals (Continued)
337,000,000	International Finance Corp. (INR)	6.30%	11/25/24	$4,719,524
83,500,000	International Finance Corp. (MXN)	(c)	02/22/38	1,100,995
	Total Foreign Corporate Bonds and Notes			17,319,717
	(Cost $18,263,876)

Total Investments – 93.5%	261,567,205
(Cost $275,160,418) (d)
Net Other Assets and Liabilities – 6.5%	18,087,861
Net Assets – 100.0%	$279,655,066

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 4/30/2021	Sale Value as of 4/30/2021	Unrealized Appreciation/ (Depreciation)
05/20/21	BNS	CLP	1,950,000,000	USD	2,787,945	$ 2,743,411	$ 2,787,945	$ (44,534)
05/20/21	SG	CNY	84,520,000	USD	12,937,718	13,046,115	12,937,718	108,397
05/20/21	SG	INR	462,300,000	USD	6,176,554	6,223,830	6,176,554	47,276
05/20/21	SG	KRW	10,670,000,000	USD	9,566,783	9,592,462	9,566,783	25,679
05/20/21	BBH	MXN	207,520,000	USD	10,398,448	10,225,866	10,398,448	(172,582)
05/20/21	SG	PHP	450,350,000	USD	9,284,262	9,351,375	9,284,262	67,113
05/20/21	BBH	RON	23,700,000	USD	5,767,438	5,781,801	5,767,438	14,363
05/20/21	SG	RUB	1,103,900,000	USD	14,545,614	14,646,965	14,545,614	101,351
05/20/21	BNS	RUB	1,135,900,000	USD	14,932,495	15,071,552	14,932,495	139,057
05/20/21	BBH	TRY	17,300,000	USD	2,122,030	2,072,908	2,122,030	(49,122)
05/20/21	BBH	ZAR	30,000,000	USD	2,090,592	2,063,884	2,090,592	(26,708)
05/20/21	BNS	USD	11,095,394	BRL	63,785,000	11,260,681	11,724,574	(463,893)
05/20/21	BNS	USD	2,708,920	COP	9,750,000,000	2,708,920	2,595,493	113,427
05/20/21	BBH	USD	3,313,400	HUF	1,003,000,000	3,329,477	3,349,045	(19,568)
05/20/21	SG	USD	7,514,067	IDR	110,000,000,000	7,514,067	7,603,660	(89,593)
05/20/21	BBH	USD	5,300,939	PLN	20,120,000	5,300,939	5,306,009	(5,070)
05/20/21	BBH	USD	2,552,925	THB	80,000,000	2,552,925	2,568,946	(16,021)
Net Unrealized Appreciation (Depreciation)								$(270,428)

Counterparty Abbreviations
BBH	Brown Brothers Harriman and Co.
BNS	Bank of Nova Scotia
SG	Societe Generale

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2021, securities noted as such amounted to $6,884,948 or 2.5% of net assets.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(c)	Zero coupon bond.
See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,604,550 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $18,468,191. The net unrealized depreciation was $13,863,641. The unrealized amounts presented are inclusive of derivative contracts.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 4/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$ 244,247,488	$ —	$ 244,247,488	$ —
Foreign Corporate Bonds and Notes*	17,319,717	—	17,319,717	—
Total Investments	261,567,205	—	261,567,205	—
Forward Foreign Currency Contracts**	616,663	—	616,663	—
Total	$ 262,183,868	$—	$ 262,183,868	$—
LIABILITIES TABLE
	Total Value at 4/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts**	$ (887,091)	$ —	$ (887,091)	$ —

*	See Portfolio of Investments for country breakout.
**	See the Schedule of Forward Foreign Currency Contracts for contract and currency detail.

See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Currency Exposure Diversification	% of Total Investments (including cash)†
ZAR	16.2%
RUB	11.1
BRL	9.7
MXN	9.2
INR	8.1
COP	7.0
IDR	6.5
RON	6.2
CLP	5.9
PHP	5.6
PEN	5.0
CNY	4.9
MYR	4.8
TRY	3.8
ILS	3.6
KRW	3.6
CZK	2.7
HUF	2.7
THB	2.2
PLN	1.7
USD	(20.5)
Total	100.0%

†	The weightings include the impact of currency forwards.
Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Statement of Assets and Liabilities
April 30, 2021 (Unaudited)
ASSETS:
Investments, at value (Cost $275,160,418)	$ 261,567,205
Cash	3,207,446
Foreign currency (Cost $2,253,933)	2,243,009
Unrealized appreciation on forward foreign currency contracts	616,663
Receivables:
Investment securities sold	9,244,628
Interest	5,319,215
Interest reclaims	118,169
Total Assets	282,316,335
LIABILITIES:
Unrealized depreciation on forward foreign currency contracts	887,091
Due to broker	277,578
Payables:
Investment securities purchased	1,232,286
Investment advisory fees	190,146
Deferred foreign capital gains tax	74,168
Total Liabilities	2,661,269
NET ASSETS	$279,655,066
NET ASSETS consist of:
Paid-in capital	$ 304,895,591
Par value	80,500
Accumulated distributable earnings (loss)	(25,321,025)
NET ASSETS	$279,655,066
NET ASSET VALUE, per share	$34.74
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	8,050,002

See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Statement of Operations
For the Six Months Ended April 30, 2021 (Unaudited)
INVESTMENT INCOME:
Interest	$ 6,616,204
Foreign withholding tax	(231,374)
Total investment income	6,384,830
EXPENSES:
Investment advisory fees	1,024,234
Total expenses	1,024,234
NET INVESTMENT INCOME (LOSS)	5,360,596
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(2,146,939)
Forward foreign currency contracts	(1,137,330)
Foreign currency transactions	1,094,644
Net realized gain (loss)	(2,189,625)
Net change in unrealized appreciation (depreciation) on:
Investments	(651,350)
Forward foreign currency contracts	(608,327)
Foreign currency translation	(85,688)
Deferred foreign capital gains tax	30,293
Net change in unrealized appreciation (depreciation)	(1,315,072)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(3,504,697)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,855,899
See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Statements of Changes in Net Assets
	Six Months Ended 4/30/2021 (Unaudited)	Year Ended 10/31/2020
OPERATIONS:
Net investment income (loss)	$ 5,360,596	$ 8,135,607
Net realized gain (loss)	(2,189,625)	(14,636,929)
Net change in unrealized appreciation (depreciation)	(1,315,072)	(12,073,229)
Net increase (decrease) in net assets resulting from operations	1,855,899	(18,574,551)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(6,616,567)	(181,578)
Return of capital	—	(9,530,411)
Total distributions to shareholders	(6,616,567)	(9,711,989)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	126,961,951	115,772,198
Cost of shares redeemed	(22,930,958)	(55,145,671)
Net increase (decrease) in net assets resulting from shareholder transactions	104,030,993	60,626,527
Total increase (decrease) in net assets	99,270,325	32,339,987
NET ASSETS:
Beginning of period	180,384,741	148,044,754
End of period	$279,655,066	$180,384,741
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	5,250,002	3,850,002
Shares sold	3,450,000	3,100,000
Shares redeemed	(650,000)	(1,700,000)
Shares outstanding, end of period	8,050,002	5,250,002

See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Financial Highlights
For a share outstanding throughout each period
	Six Months Ended 4/30/2021 (Unaudited)	Year Ended October 31,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 34.36	$ 38.45	$ 36.11	$ 41.55	$ 42.32	$ 40.77
Income from investment operations:
Net investment income (loss)	1.08	1.66	2.25	1.80	2.30	1.74
Net realized and unrealized gain (loss)	0.27	(3.72)	2.16	(4.76)	(0.65)	2.09
Total from investment operations	1.35	(2.06)	4.41	(2.96)	1.65	3.83
Distributions paid to shareholders from:
Net investment income	(0.97)	(0.04)	(1.94)	(0.79)	(2.42)	(1.56)
Return of capital	—	(1.99)	(0.13)	(1.69)	—	(0.72)
Total distributions	(0.97)	(2.03)	(2.07)	(2.48)	(2.42)	(2.28)
Net asset value, end of period	$34.74	$34.36	$38.45	$36.11	$41.55	$42.32
Total return (a)	3.85%	(5.37)%	12.46%	(7.55)%	4.00%	9.66%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 279,655	$ 180,385	$ 148,045	$ 55,976	$ 49,862	$ 14,812
Ratio of total expenses to average net assets	0.85% (b)	0.85%	0.85%	0.85% (c)	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	4.45% (b)	4.82%	4.91%	4.63% (c)	4.95%	4.70%
Portfolio turnover rate (d)	19%	59%	25%	61%	16%	23%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Includes excise tax.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2021 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of seventeen funds that are offering shares. This report covers the First Trust Emerging Markets Local Currency Bond ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “FEMB” on The Nasdaq Stock Market LLC (“Nasdaq”). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks of shares called “Creation Units.”
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek maximum total return and current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in bonds, notes and bills issued or guaranteed by entities incorporated or domiciled in emerging market countries that are denominated in the local currency of the issuer. There can be no assurance the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Corporate bonds, notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Fund’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2021 (Unaudited)
conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Forward foreign currency contracts are fair valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer, or economic data relating to the country of issue;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer, or the financial condition of the country of issue;
5)	the credit quality and cash flow of the issuer, or country of issue, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s management (for corporate debt only);
11)	the economic, political and social prospects/developments of the country of issue and the assessment of the country’s governmental leaders/officials (for sovereign debt only);
12)	the prospects for the issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
13)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2021 (Unaudited)
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2021, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. Forward Foreign Currency Contracts
The Fund is subject to foreign currency risk in the normal course of pursuing its investment objective. Forward foreign currency contracts are agreements between two parties (“Counterparties”) to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund’s foreign currency exposure. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in “Unrealized appreciation on forward foreign currency contracts” and “Unrealized depreciation on forward foreign currency contracts” on the Statement of Assets and Liabilities. The change in unrealized appreciation (depreciation) is included in “Net change in unrealized appreciation (depreciation) on forward foreign currency contracts” on the Statement of Operations. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund’s basis in the contract. This realized gain or loss is included in “Net realized gain (loss) on forward foreign currency contracts” on the Statement of Operations. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency, securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund’s intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
D. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in “Net change in unrealized appreciation (depreciation) on investments” on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statement of Operations.
E. Offsetting on the Statement of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on the Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2021 (Unaudited)
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statement of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
At April 30, 2021, derivative assets and liabilities (by type) on a gross basis are as follows:
Gross Amounts not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Amounts Received	Net Amount
Forward Foreign Currency Contracts*	$ 616,663	$ —	$ 616,663	$ (356,440)	$ —	$ 260,223
Gross Amounts not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Amounts Pledged	Net Amount
Forward Foreign Currency Contracts*	$ (887,091)	$ —	$ (887,091)	$ 356,440	$ —	$ (530,651)
* The respective Counterparties for each contract are disclosed in the Forward Foreign Currency Contracts table in the Portfolio of Investments.
F. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2020, was as follows:
Distributions paid from:
Ordinary income	$181,578
Capital gains	—
Return of capital	9,530,411

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2021 (Unaudited)
As of October 31, 2020, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(3,548,643)
Net unrealized appreciation (depreciation)	(17,011,714)
G. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2017, 2018, 2019, and 2020 remain open to federal and state audit. As of April 30, 2021, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2020, for federal income tax purposes, the Fund had $3,548,643 of capital loss carryforward available to the extent provided by regulations to offset future capital gains.
H. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
The Trust, on behalf of the Fund, and First Trust have retained First Trust Global Portfolios Limited (“FTGP” or the “Sub-Advisor”), an affiliate of First Trust, to serve as investment sub-advisor. In this capacity, FTGP is responsible for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio. First Trust is paid an annual unitary management fee of 0.85% of the Fund’s average daily net assets. FTGP receives a sub-advisory fee equal to 40% of any remaining monthly unitary fee paid to the Advisor after the Fund’s average expenses accrued during the most recent twelve months are subtracted from the unitary fee for that month. First Trust is responsible for the expenses of the Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, and extraordinary expenses. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2021 (Unaudited)
the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2021, the cost of purchases and proceeds from sales of investments, excluding short term investments and in-kind transactions, were $138,729,450 and $43,004,339, respectively.
For the six months ended April 30, 2021, the Fund had no in-kind transactions.
5. Derivative Transactions
The following table presents the type of derivatives held by the Fund at April 30, 2021, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Forward foreign currency contracts	Currency Risk	Unrealized appreciation on forward foreign currency contracts	$ 616,663	Unrealized depreciation on forward foreign currency contracts	$ 887,091
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2021, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.
Statement of Operations Location
Currency Risk Exposure
Net realized gain (loss) on forward foreign currency contracts	$(1,137,330)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	(608,327)
For the six months ended April 30, 2021, the notional values of forward foreign currency contracts opened and closed were $1,331,713,618 and $1,275,868,642, respectively.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2021 (Unaudited)
the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2022.
8. Borrowings
The Trust, on behalf of the Fund, along with First Trust Series Fund and First Trust Exchange-Traded Fund IV have a $330 million Credit Agreement with The Bank of Nova Scotia (“Scotia”) as administrative agent for a group of lenders. Prior to March 3, 2021, the commitment amount was $410 million. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2021.
9. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:
On May 13, 2021, First Trust New York Municipal High Income ETF, an additional series of the Trust, began trading under the symbol “FMNY” on the NYSE Arca, Inc.

Additional Information
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2021 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2021 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity;

Additional Information (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2021 (Unaudited)
currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors, L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 26, 2021 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 20, 2020 through the Liquidity Committee’s annual meeting held on March 16, 2021 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

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First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
First Trust Global Portfolios Limited
Floor 2
8 Angel Court
London EC2R 7HJ
England
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

First Trust Exchange-Traded Fund III
First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)

First Trust RiverFront Dynamic Developed International ETF (RFDI)

First Trust RiverFront Dynamic Europe ETF (RFEU)

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)

Semi-Annual Report
For the Six Months Ended
April 30, 2021

First Trust Exchange-Traded Fund III
Semi-Annual Report
April 30, 2021

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or RiverFront Investment Group, LLC (“RiverFront” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
The statistical information that follows may help you understand each Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund III
Semi-Annual Letter from the Chairman and CEO
April 30, 2021
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust RiverFront Dynamic International ETFs (the “Funds”), which contains detailed information about the Funds for the six months ended April 30, 2021.
I would like to begin my remarks by saying that this is a time for all of us to be thankful. It is astounding to me that our scientists and extended health care community successfully discovered, developed, and distributed multiple effective vaccines to treat the coronavirus (“COVID-19”) in the span of just 15 months. Suffice it to say that we are witnessing history in the making. We even received some good news recently with respect to wearing masks in public, a polarizing act for many politicians and Americans. The Centers for Disease Control and Prevention released a new set of guidelines in mid-May for those individuals who have been fully vaccinated. It essentially says fully vaccinated Americans can quit wearing their masks outdoors (even in crowds), in most indoor settings, and can drop social distancing altogether. This is a big step towards expediting the reopening of the U.S. economy.
For those who may not know, we subscribe to the buy-and-hold philosophy of investing here at First Trust Advisors L.P., even though it means enduring lots of tough times. While the notion of being able to time the market is seductive on its face, very few investors are skilled enough to make it work over time. I can think of no better example than the COVID-19 pandemic. The degree of uncertainty surrounding the onset of the virus alone was enough to make the average investor want to run for cover. And if that was not enough, the 33.8% plunge in the S&P 500® Index (the “Index”) from February 19, 2020, through March 23, 2020 (23 trading days) was a real gut check for most of us. But a funny thing happened on the way to another potential collapse of the market − it did not happen. In fact, thanks to the U.S. Federal government stepping up with trillions of dollars of timely fiscal and monetary support, the stock market roared. From March 23, 2020 through May 14, 2021, the Index posted a total return of 90.14%, according to Bloomberg. What a shame for those investors who may have moved some, or all, of their capital out of equities. What looked like a great time to de-risk turned out to be just the opposite.
The overall climate for investing looks bright for a few reasons. First, U.S. real gross domestic product (“GDP”) growth is expected to grow by 6.4% year-over-year in 2021, according to the International Monetary Fund. The last time the U.S. economy grew that fast was in 1984, when real GDP growth reached 7.2%. Second, corporate earnings are expected to recover from their 2020 slide. Bloomberg’s consensus year-over-year earnings growth rate estimates for the Index for 2021 and 2022 were 33.17% and 12.87%, respectively, as of May 14, 2021. That is a significant rebound from the 12.44% decline in earnings in 2020. Third, inflation is rising, and that is exactly what the Federal Reserve has been wanting for some time. Central banks around the world have spent years battling deflationary pressures, so a little bit of inflation is welcome at this stage of the recovery. Lastly, the U.S. labor market is robust despite the talk about the millions of people who lost their jobs in the COVID-19 pandemic and are living off unemployment benefits. As of March 31, 2021, there were 8.12 million job openings in the U.S., the highest total since record-keeping began in December 2000, according to the Bureau of Labor Statistics. We need to get people back to work.
While it seems fashionable to sell fear these days, we choose to follow the data. Remember, the Index has never failed to fully recoup the losses sustained in a market correction or bear market. Stay the course!
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)
The investment objective of First Trust RiverFront Dynamic Asia Pacific ETF (the “Fund”) is to provide capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of Asian Pacific companies, including through investments in common stock, depositary receipts, and common and preferred shares of real estate investment trusts (“REITs”), and forward foreign currency exchange contracts and currency spot transactions used to hedge the Fund’s exposure to the currencies in which the equity securities of such Asian Pacific companies are denominated (each, an “Asian Pacific currency” and, collectively, the “Asian Pacific currencies”). Asian Pacific companies are those companies (i) whose securities are traded principally on a stock exchange in an Asian Pacific country, (ii) that have a primary business office in an Asian Pacific country, or (iii) that have at least 50% of their assets in, or derive at least 50% of their revenues or profits from, an Asian Pacific country. Asian Pacific countries include the countries located in Asia and the Pacific Islands as well as Australia and New Zealand. The Fund generally focuses its Asian Pacific company investments in Australia, Hong Kong, Japan, New Zealand and/or Singapore. Shares of the Fund are listed on The Nasdaq Stock Market LLC under the ticker symbol “RFAP.”
The Fund utilizes a dynamic currency hedging strategy through the use of forward foreign currency exchange contracts and currency spot transactions to hedge up to 100% of the Fund’s currency exposure. As a result of this hedging strategy, the portion of the Fund’s portfolio securities which are subject to currency hedging transactions may vary widely, from 0% to 100% of the portfolio securities. A forward contract on foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days agreed upon by the parties from the date of the contract, at a price set on the date of the contract. A forward foreign currency exchange contract may reduce the Fund’s exposure to changes in the value of the currency it will deliver and increase its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Fund also may enter into currency spot transactions as part of its dynamic currency hedging strategy. A currency spot transaction is an agreement between two parties to buy or sell a specific currency for delivery on a date that is typically two business days from the date of the agreement, as opposed to a date set in the future. The underlying currencies of the forward foreign currency exchange contracts and currency spot transactions included in the Fund’s policy relating to the investment of at least 80% of its net assets (including investment borrowings) will be limited to Asian Pacific currencies.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 4/30/21	1 Year Ended 4/30/21	5 Years Ended 4/30/21	Inception (4/13/16) to 4/30/21	5 Years Ended 4/30/21	Inception (4/13/16) to 4/30/21
Fund Performance
NAV	16.70%	32.27%	4.43%	4.61%	24.21%	25.55%
Market Price	16.42%	32.43%	5.06%	4.57%	28.01%	25.29%
Index Performance
MSCI Pacific Index	21.62%	34.65%	9.46%	9.93%	57.13%	61.24%
(See Notes to Fund Performance Overview on page 11.)

Fund Performance Overview (Unaudited) (Continued)
First Trust RiverFront Dynamic Asia Pacific ETF (RFAP) (Continued)
Sector Allocation	% of Total Investments
Industrials	18.6%
Financials	13.9
Consumer Discretionary	12.9
Materials	10.7
Information Technology	9.7
Health Care	9.3
Communication Services	8.0
Real Estate	7.5
Consumer Staples	7.4
Utilities	1.3
Energy	0.7
Total	100.0%
Top Ten Holdings	% of Total Investments
AIA Group Ltd.	3.1%
Sony Corp.	3.0
BHP Group Ltd.	2.8
CSL Ltd.	2.3
ITOCHU Corp.	1.9
Westpac Banking Corp.	1.9
Recruit Holdings Co., Ltd.	1.9
Shin-Etsu Chemical Co., Ltd.	1.8
Toyota Motor Corp.	1.7
Xinyi Glass Holdings Ltd.	1.6
Total	22.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust RiverFront Dynamic Developed International ETF (RFDI)
The investment objective of First Trust RiverFront Dynamic Developed International ETF (the “Fund”) is to provide capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of developed market companies, including through investments in common stock, depositary receipts, and common and preferred shares of real estate investment trusts (“REITs”), and forward foreign currency exchange contracts and currency spot transactions used to hedge the Fund’s exposure to the currencies in which the equity securities of such developed market companies are denominated (each, a “Developed Market currency” and, collectively, the “Developed Market currencies”). Developed market companies are those companies (i) whose securities are traded principally on a stock exchange in a developed market country, (ii) that have a primary business office in a developed market country, or (iii) that have at least 50% of their assets in, or derive at least 50% of their revenues or profits from, a developed market country. Developed market countries currently include the countries comprising the Morgan Stanley Capital International World Index or countries considered to be developed by the World Bank, the International Finance Corporation or the United Nations. Under normal market conditions, the Fund invests in at least three countries and at least 40% of its net assets in countries other than the United States. Shares of the Fund are listed on The Nasdaq Stock Market LLC under the ticker symbol “RFDI.”
The Fund utilizes a dynamic currency hedging strategy through the use of forward foreign currency exchange contracts and currency spot transactions to hedge up to 100% of the Fund’s currency exposure. As a result of this hedging strategy, the portion of the Fund’s portfolio securities which are subject to currency hedging transactions may vary widely, from 0% to 100% of the portfolio securities. A forward contract on foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days agreed upon by the parties from the date of the contract, at a price set on the date of the contract. A forward foreign currency exchange contract may reduce the Fund’s exposure to changes in the value of the currency it will deliver and increase its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Fund also may enter into currency spot transactions as part of its dynamic currency hedging strategy. A currency spot transaction is an agreement between two parties to buy or sell a specific currency for delivery on a date that is typically two business days from the date of the agreement, as opposed to a date set in the future. The underlying currencies of the forward foreign currency exchange contracts and currency spot transactions included in the Fund’s policy relating to the investment of at least 80% of its net assets (including investment borrowings) will be limited to Developed Market currencies.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 4/30/21	1 Year Ended 4/30/21	5 Years Ended 4/30/21	Inception (4/13/16) to 4/30/21	5 Years Ended 4/30/21	Inception (4/13/16) to 4/30/21
Fund Performance
NAV	25.80%	41.67%	8.30%	8.32%	49.00%	49.71%
Market Price	25.61%	42.40%	8.27%	8.31%	48.79%	49.61%
Index Performance
MSCI EAFE Index	28.84%	39.88%	8.87%	9.18%	52.96%	55.76%
(See Notes to Fund Performance Overview on page 11.)

Fund Performance Overview (Unaudited) (Continued)
First Trust RiverFront Dynamic Developed International ETF (RFDI) (Continued)
Sector Allocation	% of Total Investments
Industrials	21.5%
Financials	13.1
Information Technology	12.8
Health Care	12.6
Materials	11.5
Consumer Discretionary	9.3
Consumer Staples	6.9
Communication Services	4.7
Real Estate	3.8
Utilities	3.1
Energy	0.7
Total	100.0%
Top Ten Holdings	% of Total Investments
ASML Holding N.V.	2.9%
Nestle S.A.	2.4
Roche Holding AG	2.2
Partners Group Holding AG	2.0
Novartis AG	1.7
BHP Group Ltd.	1.6
Sony Corp.	1.6
Tokyo Electron Ltd.	1.6
Novo Nordisk A.S., Class B	1.6
Siemens AG	1.6
Total	19.2%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust RiverFront Dynamic Europe ETF (RFEU)
The investment objective of First Trust RiverFront Dynamic Europe ETF (the “Fund”) is to provide capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of European companies, including through investments in common stock, depositary receipts, and common and preferred shares of real estate investment trusts (“REITs”), and forward foreign currency exchange contracts and currency spot transactions used to hedge the Fund’s exposure to the currencies in which the equity securities of such European companies are denominated (each, a “European currency” and, collectively, the “European currencies”). European companies are those companies (i) whose securities are traded principally on a stock exchange in a European country, (ii) that have a primary business office in a European country, or (iii) that have at least 50% of their assets in, or derive at least 50% of their revenues or profits from, a European country. The Fund considers a European country to be any member country of the European Union or any country included in the FTSE Developed Europe Index or the FTSE Emerging Europe All Cap Index. The Fund generally focuses its European company investments in Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and/or the United Kingdom. Shares of the Fund are listed on The Nasdaq Stock Market LLC under the ticker symbol “RFEU.”
The Fund utilizes a dynamic currency hedging strategy through the use of forward foreign currency exchange contracts and currency spot transactions to hedge up to 100% of the Fund’s currency exposure. As a result of this hedging strategy, the portion of the Fund’s portfolio securities which are subject to currency hedging transactions may vary widely, from 0% to 100% of the portfolio securities. A forward contract on foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days agreed upon by the parties from the date of the contract, at a price set on the date of the contract. A forward foreign currency exchange contract may reduce the Fund’s exposure to changes in the value of the currency it will deliver and increase its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Fund also may enter into currency spot transactions as part of its dynamic currency hedging strategy. A currency spot transaction is an agreement between two parties to buy or sell a specific currency for delivery on a date that is typically two business days from the date of the agreement, as opposed to a date set in the future. The underlying currencies of the forward foreign currency exchange contracts and currency spot transactions included in the Fund’s policy relating to the investment of at least 80% of its net assets (including investment borrowings) will be limited to European currencies.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 4/30/21	1 Year Ended 4/30/21	5 Years Ended 4/30/21	Inception (4/13/16) to 4/30/21	5 Years Ended 4/30/21	Inception (4/13/16) to 4/30/21
Fund Performance
NAV	30.26%	45.46%	10.01%	9.97%	61.13%	61.57%
Market Price	30.06%	45.70%	9.80%	9.91%	59.63%	61.08%
Index Performance
MSCI Europe Index	33.32%	43.05%	8.62%	8.84%	51.23%	53.36%
(See Notes to Fund Performance Overview on page 11.)

Fund Performance Overview (Unaudited) (Continued)
First Trust RiverFront Dynamic Europe ETF (RFEU) (Continued)
Sector Allocation	% of Total Investments
Industrials	27.0%
Health Care	14.0
Financials	11.0
Consumer Discretionary	10.3
Consumer Staples	10.1
Information Technology	10.0
Materials	9.7
Real Estate	2.2
Communication Services	2.0
Utilities	1.9
Energy	0.9
Other	0.9
Total	100.0%
Top Ten Holdings	% of Total Investments
ASML Holding N.V.	4.1%
Nestle S.A.	3.4
Roche Holding AG	3.0
Novartis AG	2.0
Novo Nordisk A.S., Class B	1.9
Diageo PLC	1.9
Rio Tinto PLC	1.8
GlaxoSmithKline PLC	1.7
LVMH Moet Hennessy Louis Vuitton SE	1.7
Unilever PLC	1.5
Total	23.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
The investment objective of First Trust RiverFront Dynamic Emerging Markets ETF (the “Fund”) is to provide capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of emerging market companies, including through investments in common stock, depositary receipts, and common and preferred shares of real estate investment trusts (“REITs”), and forward foreign currency exchange contracts and currency spot transactions used to hedge the Fund’s exposure to the currencies in which the equity securities of such emerging market companies are denominated (each, an “Emerging Market currency” and, collectively, the “Emerging Market currencies”). The Fund considers an emerging market company to be one (i) domiciled or with a principal place of business or primary securities trading market in an emerging market country, or (ii) that derives a substantial portion of its total revenues or profits from emerging market countries. The Fund considers an emerging market country to be any country whose issuers are included in the Morgan Stanley Capital International Emerging Markets Index and/or those countries considered to be developing by the World Bank, the International Finance Corporation or the United Nations. The Fund generally focuses its emerging market company investments in Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Nigeria, Peru, the Philippines, Poland, Qatar, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and/or the United Arab Emirates. Shares of the Fund are listed on The Nasdaq Stock Exchange LLC under the ticker symbol “RFEM.”
The Fund utilizes a dynamic currency hedging strategy through the use of forward foreign currency exchange contracts and currency spot transactions to hedge up to 100% of the Fund’s currency exposure. As a result of this hedging strategy, the portion of the Fund’s portfolio securities which are subject to currency hedging transactions may vary widely, from 0% to 100% of the portfolio securities. A forward contract on foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days agreed upon by the parties from the date of the contract, at a price set on the date of the contract. A forward foreign currency exchange contract may reduce the Fund’s exposure to changes in the value of the currency it will deliver and increase its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Fund also may enter into currency spot transactions as part of its dynamic currency hedging strategy. A currency spot transaction is an agreement between two parties to buy or sell a specific currency for delivery on a date that is typically two business days from the date of the agreement, as opposed to a date set in the future. The underlying currencies of the forward foreign currency exchange contracts and currency spot transactions included in the Fund’s policy relating to the investment of at least 80% of its net assets (including investment borrowings) will be limited to Emerging Market currencies.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 4/30/21	1 Year Ended 4/30/21	Inception (6/14/16) to 4/30/21	Inception (6/14/16) to 4/30/21
Fund Performance
NAV	20.81%	44.22%	11.50%	70.03%
Market Price	21.05%	45.68%	11.39%	69.21%
Index Performance
MSCI Emerging Markets Index	22.95%	48.71%	13.81%	87.90%
(See Notes to Fund Performance Overview on page 11.)

Fund Performance Overview (Unaudited) (Continued)
First Trust RiverFront Dynamic Emerging Markets ETF (RFEM) (Continued)
Sector Allocation	% of Total Investments
Information Technology	25.1%
Consumer Discretionary	13.8
Materials	12.8
Financials	12.0
Communication Services	11.5
Real Estate	5.9
Consumer Staples	4.4
Utilities	4.1
Industrials	3.8
Health Care	3.4
Energy	3.2
Total	100.0%
Top Ten Holdings	% of Total Investments
Taiwan Semiconductor Manufacturing Co., Ltd.	7.3%
Tencent Holdings Ltd.	6.3
Alibaba Group Holding Ltd., ADR	6.2
Samsung Electronics Co., Ltd.	4.1
Infosys Ltd.	1.9
China Construction Bank Corp., Class H	1.7
Ping An Insurance Group Co. of China Ltd., Class H	1.6
JD.com, Inc., ADR	1.5
Lenovo Group Ltd.	1.5
NetEase, Inc., ADR	1.5
Total	33.6%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

Portfolio Management
First Trust Exchange-Traded Fund III
Semi-Annual Report
April 30, 2021 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust”) serves as the investment advisor to the First Trust RiverFront Dynamic Asia Pacific ETF (“RFAP”), the First Trust RiverFront Dynamic Developed International ETF (“RFDI”), the First Trust RiverFront Dynamic Europe ETF (“RFEU”), and the First Trust RiverFront Dynamic Emerging Markets ETF (“RFEM”) (each a “Fund” and collectively, the “Funds”). First Trust is responsible for the ongoing monitoring of each Fund’s investment portfolio, managing each Fund’s business affairs and providing certain administrative services necessary for the management of each Fund.
Sub-Advisor
RiverFront Investment Group, LLC
RiverFront Investment Group, LLC is an SEC-registered investment advisor located in Richmond, Virginia. It is majority owned by its employees, and Baird Financial Corporation is a minority owner of RiverFront Investment Holding Group, LLC. The firm provides asset management services to a series of global tactical asset allocation portfolios and registered investment companies, including mutual funds and exchange-traded products.
Portfolio Management Team
Adam Grossman, CFA – Global Equity Chief Investment Officer
Chris Konstantinos, CFA – Chief Investment Strategist

First Trust Exchange-Traded Fund III
Understanding Your Fund Expenses
April 30, 2021 (Unaudited)
As a shareholder of First Trust RiverFront Dynamic Asia Pacific ETF, First Trust RiverFront Dynamic Developed International ETF, First Trust RiverFront Dynamic Europe ETF or First Trust RiverFront Dynamic Emerging Markets ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs (in U.S. dollars) of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2021.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)
Actual	$1,000.00	$1,167.00	0.83%	$4.46
Hypothetical (5% return before expenses)	$1,000.00	$1,020.68	0.83%	$4.16
First Trust RiverFront Dynamic Developed International ETF (RFDI)
Actual	$1,000.00	$1,258.00	0.83%	$4.65
Hypothetical (5% return before expenses)	$1,000.00	$1,020.68	0.83%	$4.16
First Trust RiverFront Dynamic Europe ETF (RFEU)
Actual	$1,000.00	$1,302.60	0.83%	$4.74
Hypothetical (5% return before expenses)	$1,000.00	$1,020.68	0.83%	$4.16
First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Actual	$1,000.00	$1,208.10	0.95%	$5.20
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	0.95%	$4.76

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2020 through April 30, 2021), multiplied by 181/365 (to reflect the six-month period).

First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)
Portfolio of Investments
April 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.3%
	Australia – 22.5%
6,947	ALS Ltd.	$56,406
2,124	ARB Corp., Ltd.	64,025
3,355	Aristocrat Leisure Ltd.	96,067
1,274	ASX Ltd.	71,625
19,877	Aurizon Holdings Ltd.	57,421
6,601	BHP Group Ltd.	242,558
11,712	Brambles Ltd.	93,832
3,794	Brickworks Ltd.	59,331
3,111	carsales.com Ltd.	47,668
6,215	Coca-Cola Amatil Ltd. (b) (c)	63,677
1,886	Commonwealth Bank of Australia	129,365
936	CSL Ltd.	195,519
13,023	Evolution Mining Ltd.	46,449
7,332	Fortescue Metals Group Ltd.	127,593
14,842	Harvey Norman Holdings Ltd.	60,255
1,366	JB Hi-Fi Ltd.	48,700
1,371	Magellan Financial Group Ltd.	51,223
11,181	Santos Ltd.	60,121
3,363	Wesfarmers Ltd.	140,182
8,498	Westpac Banking Corp.	163,530
2,556	WiseTech Global Ltd.	61,886
		1,937,433
	Bermuda – 0.8%
23,625	Kerry Logistics Network Ltd.	71,017
	Cayman Islands – 2.9%
6,142	CK Hutchison Holdings Ltd.	50,368
39,800	Xinyi Glass Holdings Ltd.	141,159
34,500	Xinyi Solar Holdings Ltd.	57,739
		249,266
	Hong Kong – 8.2%
21,034	AIA Group Ltd.	267,808
27,225	BOC Hong Kong Holdings Ltd.	96,033
600	Hong Kong Exchanges & Clearing Ltd.	36,304
12,750	Power Assets Holdings Ltd.	78,377
23,250	Swire Properties Ltd.	69,441
6,000	Techtronic Industries Co., Ltd.	109,375
12,000	Vitasoy International Holdings Ltd.	46,423
		703,761
	Japan – 54.9%
1,100	Advantest Corp.	104,474
2,500	Anritsu Corp.	48,678
6,800	Astellas Pharma, Inc.	102,072
700	Bandai Namco Holdings, Inc.	51,406
1,800	Capcom Co., Ltd.	58,468
10,000	Chiba Bank (The) Ltd.	62,403
2,500	Chugai Pharmaceutical Co., Ltd.	93,810
2,700	Chugoku Electric Power (The) Co., Inc.	30,140
Shares	Description	Value

	Japan (Continued)
2,300	COMSYS Holdings Corp.	$71,342
700	Daifuku Co., Ltd.	69,302
700	Daikin Industries Ltd.	140,461
2,900	Daiwa House Industry Co., Ltd.	85,840
1,900	Hitachi Construction Machinery Co., Ltd.	58,327
1,600	Hitachi Transport System Ltd.	49,703
1,100	Hoya Corp.	125,158
2,800	Iida Group Holdings Co., Ltd.	68,226
5,300	ITOCHU Corp.	165,270
3,700	Japan Post Insurance Co., Ltd.	71,298
4,700	Japan Tobacco, Inc.	87,902
1,700	Kakaku.com, Inc.	46,198
1,700	Kao Corp.	108,994
4,500	KDDI Corp.	136,124
200	Keyence Corp.	96,111
1,600	M3, Inc.	110,927
1,600	Makita Corp.	71,955
3,400	Mitsubishi Estate Co., Ltd.	55,858
1,100	NEC Corp.	64,013
3,400	Nihon M&A Center, Inc.	89,099
125	Nintendo Co., Ltd.	71,702
4,000	Nippon Paint Holdings Co., Ltd.	57,169
1,100	Nissan Chemical Corp.	56,565
2,500	Nomura Research Institute Ltd.	76,974
3,500	Obayashi Corp.	31,929
500	Obic Co., Ltd.	96,669
6,500	ORIX Corp.	104,527
1,600	Otsuka Corp.	80,666
1,300	Pigeon Corp.	44,071
3,600	Recruit Holdings Co., Ltd.	162,690
7,800	Renesas Electronics Corp. (d)	90,996
2,900	SG Holdings Co., Ltd.	65,913
400	Shimano, Inc.	91,628
900	Shin-Etsu Chemical Co., Ltd.	151,935
4,700	Shinsei Bank Ltd.	68,421
1,700	Shionogi & Co., Ltd.	89,394
1,500	SoftBank Group Corp.	135,671
2,600	Sony Group Corp.	259,310
1,900	Sumitomo Metal Mining Co., Ltd.	80,649
2,500	Sumitomo Realty & Development Co., Ltd.	83,242
1,400	Sundrug Co., Ltd.	47,717
800	Sysmex Corp.	79,971
1,985	Toyota Motor Corp.	147,608
500	Tsuruha Holdings, Inc.	57,736
1,400	Welcia Holdings Co., Ltd.	43,682
12,500	Z Holdings Corp.	57,759
2,300	ZOZO, Inc.	77,656
		4,735,809
	Multinational – 0.8%
48,750	HKT Trust & HKT Ltd.	70,793

See Notes to Financial Statements

First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	New Zealand – 0.7%
18,629	Spark New Zealand Ltd.	$58,656
	Singapore – 4.4%
32,400	CapitaLand Ltd.	90,571
40,500	Sheng Siong Group Ltd.	47,173
8,600	Singapore Exchange Ltd.	67,533
12,500	Singapore Technologies Engineering Ltd.	36,258
3,700	Venture Corp. Ltd.	56,025
21,200	Wilmar International Ltd.	83,159
		380,719
	United Kingdom – 1.1%
3,227	BHP Group PLC	97,356
	Total Common Stocks	8,304,810
	(Cost $6,925,387)
REAL ESTATE INVESTMENT TRUSTS (a) – 3.0%
	Australia – 2.6%
5,327	Charter Hall Group	57,451
9,097	Dexus	71,270
6,686	Goodman Group	97,397
		226,118
	New Zealand – 0.4%
20,453	Goodman Property Trust	32,639
	Total Real Estate Investment Trusts	258,757
	(Cost $222,824)
	Total Investments – 99.3%	8,563,567
	(Cost $7,148,211) (e)
	Net Other Assets and Liabilities – 0.7%	59,272
	Net Assets – 100.0%	$8,622,839

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At April 30, 2021, securities noted as such are valued at $63,677 or 0.7% of net assets.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)	Non-income producing security.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,618,116 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $202,760. The net unrealized appreciation was $1,415,356.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Australia	$ 1,937,433	$ 1,873,756	$ 63,677	$ —
Other Country Categories*	6,367,377	6,367,377	—	—
Real Estate Investment Trusts*	258,757	258,757	—	—
Total Investments	$ 8,563,567	$ 8,499,890	$ 63,677	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
Japanese Yen	55.3%
Australian Dollar	25.3
Hong Kong Dollar	12.8
Singapore Dollar	4.4
British Pound Sterling	1.1
New Zealand Dollar	1.1
Total	100.0%

See Notes to Financial Statements

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments
April 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.1%
	Australia – 6.8%
78,698	ALS Ltd.	$638,988
55,192	Aristocrat Leisure Ltd.	1,580,363
72,845	BHP Group Ltd.	2,676,740
8,912	CSL Ltd.	1,861,611
134,016	Fortescue Metals Group Ltd.	2,332,174
26,340	JB Hi-Fi Ltd.	939,068
26,234	Magellan Financial Group Ltd.	980,154
3,728	Rio Tinto Ltd.	347,926
		11,357,024
	Austria – 0.7%
28,830	EVN AG	657,863
7,099	Verbund AG	582,925
		1,240,788
	Belgium – 0.5%
2,003	Sofina S.A.	761,443
	Bermuda – 0.5%
278,177	Kerry Logistics Network Ltd.	836,205
	Canada – 3.0%
11,313	Canadian National Railway Co.	1,217,955
31,407	Dollarama, Inc.	1,463,607
23,902	Empire Co., Ltd., Class A	751,781
28,253	IGM Financial, Inc.	1,008,617
20,744	Quebecor, Inc., Class B	557,775
		4,999,735
	Cayman Islands – 2.1%
43,671	CK Hutchison Holdings Ltd.	358,127
568,645	Xinyi Glass Holdings Ltd.	2,016,822
724,792	Xinyi Solar Holdings Ltd.	1,213,002
		3,587,951
	Denmark – 2.8%
2,843	Genmab A.S. (b)	1,043,362
35,236	Novo Nordisk A.S., Class B	2,580,863
15,240	Novozymes A.S., Class B	1,084,840
		4,709,065
	Finland – 2.7%
26,272	Kesko OYJ, Class B	800,377
17,031	Kone OYJ, Class B	1,337,870
19,250	Neste OYJ	1,166,423
65,005	Stora Enso OYJ, Class R	1,244,966
		4,549,636
	France – 3.9%
57,106	Credit Agricole S.A. (b)	883,736
5,859	Danone S.A.	412,989
1,143	Hermes International	1,434,635
6,081	Iliad S.A.	1,103,943
1,697	Kering S.A.	1,359,806
13,920	Worldline S.A. (b) (c) (d)	1,366,104
		6,561,213
Shares	Description	Value

	Germany – 5.3%
3,347	adidas AG (b)	$1,033,547
19,677	HeidelbergCement AG	1,803,112
12,141	SAP SE	1,704,289
15,377	Siemens AG	2,566,365
21,303	TAG Immobilien AG	658,472
36,893	TLG Immobilien AG	1,155,438
		8,921,223
	Hong Kong – 0.9%
123,782	AIA Group Ltd.	1,576,009
	Ireland – 1.3%
16,907	CRH PLC	797,407
14,553	Kingspan Group PLC	1,295,779
		2,093,186
	Israel – 0.7%
10,036	Check Point Software Technologies Ltd. (b)	1,172,305
	Italy – 1.7%
242,941	A2A S.p.A.	475,207
20,916	Recordati Industria Chimica e Farmaceutica S.p.A.	1,152,705
226,922	Snam S.p.A.	1,276,783
		2,904,695
	Japan – 13.4%
26,000	Anritsu Corp.	506,250
43,200	Capcom Co., Ltd.	1,403,239
37,900	Chugai Pharmaceutical Co., Ltd.	1,422,160
2,200	Hoya Corp.	250,316
8,300	IR Japan Holdings Ltd.	1,091,326
59,900	ITOCHU Corp.	1,867,867
22,700	Kao Corp.	1,455,384
21,100	NEC Corp.	1,227,889
43,600	Nihon M&A Center, Inc.	1,142,560
2,100	Nintendo Co., Ltd.	1,204,584
19,500	Nissan Chemical Corp.	1,002,745
33,400	Nomura Research Institute Ltd.	1,028,374
25,100	Obayashi Corp.	228,975
20,700	Pan Pacific International Holdings Corp.	446,047
50,400	Recruit Holdings Co., Ltd.	2,277,661
26,700	Sony Group Corp.	2,662,915
15,800	Sumitomo Realty & Development Co., Ltd.	526,089
5,900	Tokyo Electron Ltd.	2,608,546
		22,352,927
	Jersey – 1.2%
891,694	Man Group PLC	2,070,723
	Luxembourg – 1.5%
154,535	B&M European Value Retail S.A.	1,207,533

See Notes to Financial Statements

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Luxembourg (Continued)
13,577	Eurofins Scientific SE (b)	$1,344,195
		2,551,728
	Multinational – 0.4%
413,227	HKT Trust & HKT Ltd.	600,071
	Netherlands – 5.9%
787	Adyen N.V. (b) (c) (d)	1,931,607
7,348	ASML Holding N.V.	4,781,033
122,569	CNH Industrial N.V.	1,818,924
2,747	Ferrari N.V.	588,355
8,314	Wolters Kluwer N.V.	752,262
		9,872,181
	New Zealand – 1.5%
53,829	Fisher & Paykel Healthcare Corp., Ltd.	1,384,795
357,831	Spark New Zealand Ltd.	1,126,681
		2,511,476
	Singapore – 1.0%
277,600	Sheng Siong Group Ltd.	323,337
138,100	Singapore Exchange Ltd.	1,084,460
17,500	Venture Corp. Ltd.	264,982
		1,672,779
	Spain – 1.3%
44,509	EDP Renovaveis S.A.	1,060,587
59,010	Red Electrica Corp. S.A.	1,083,681
		2,144,268
	Sweden – 8.2%
20,086	Atlas Copco AB, Class A	1,217,182
18,605	Atlas Copco AB, Class B	965,903
75,168	Epiroc AB, Class A	1,629,348
56,214	Indutrade AB	1,468,840
18,439	Investor AB, Class A	1,568,248
27,040	Investor AB, Class B	2,296,254
27,345	Kinnevik AB, Class B	1,511,710
21,432	Lifco AB, Class B	2,306,354
40,062	Swedish Orphan Biovitrum AB (b)	681,696
		13,645,535
	Switzerland – 13.1%
14,760	Coca-Cola HBC AG	510,015
59,850	Credit Suisse Group AG	625,599
1,330	EMS-Chemie Holding AG	1,241,528
6,669	Kuehne + Nagel International AG	1,993,580
17,626	Logitech International S.A.	1,976,351
32,771	Nestle S.A.	3,907,042
33,612	Novartis AG	2,869,304
2,312	Partners Group Holding AG	3,291,103
11,200	Roche Holding AG	3,649,734
3,588	Roche Holding AG	1,246,224
Shares	Description	Value

	Switzerland (Continued)
40,950	UBS Group AG	$624,395
		21,934,875
	United Kingdom – 15.7%
34,295	Admiral Group PLC	1,481,992
20,273	Ashtead Group PLC	1,302,188
5,515	ASOS PLC (b)	397,581
3,196	AstraZeneca PLC	340,527
145,868	Auto Trader Group PLC (b) (c) (d)	1,148,674
338,204	Aviva PLC	1,869,708
184,692	Balfour Beatty PLC (b)	795,815
22,240	BHP Group PLC	670,959
22,262	Compass Group PLC (b)	483,464
13,681	Croda International PLC	1,278,000
73,331	Evraz PLC	650,583
518,062	G4S PLC (b)	1,755,047
6,130	Games Workshop Group PLC	918,543
51,368	GlaxoSmithKline PLC	950,336
14,292	Intertek Group PLC	1,211,516
65,127	JD Sports Fashion PLC (b)	826,042
55,559	KAZ Minerals PLC	650,975
27,495	Mondi PLC	746,149
49,532	RELX PLC	1,285,694
66,793	Rightmove PLC (b)	566,381
29,667	Rio Tinto PLC	2,489,435
68,689	Sage Group (The) PLC	605,226
178,114	Spirent Communications PLC	625,784
66,766	Tate & Lyle PLC	737,657
30,489	Unilever PLC	1,781,751
258,585	Wm Morrison Supermarkets PLC	620,851
		26,190,878
	Total Common Stocks	160,817,919
	(Cost $124,923,270)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.3%
	Australia – 0.9%
105,818	Goodman Group	1,541,484
	Belgium – 0.7%
33,724	Warehouses De Pauw CVA	1,188,770
	United Kingdom – 0.7%
95,777	Safestore Holdings PLC	1,126,303
	Total Real Estate Investment Trusts	3,856,557
	(Cost $3,264,528)

See Notes to Financial Statements

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Shares	Description	Value
RIGHTS (a) – 0.0%
	Swaziland – 0.0%
59,850	Credit Suisse Group AG, expiring 5/6/21 (b) (e) (f) (g)	$0
	(Cost $0)
	Total Investments – 98.4%	164,674,476
	(Cost $128,187,798) (h)
	Net Other Assets and Liabilities – 1.6%	2,694,332
	Net Assets – 100.0%	$167,368,808

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At April 30, 2021, securities noted as such are valued at $0 or 0.0% of net assets.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $37,905,221 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,418,543. The net unrealized appreciation was $36,486,678.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 160,817,919	$ 160,817,919	$ —	$ —
Real Estate Investment Trusts*	3,856,557	3,856,557	—	—
Rights*	—**	—	—	—**
Total Investments	$ 164,674,476	$ 164,674,476	$—	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.

Currency Exposure Diversification	% of Total Investments
Euro	24.2%
British Pound Sterling	18.9
Japanese Yen	13.6
Swiss Franc	13.0
Swedish Krona	8.3
Australian Dollar	7.8
Hong Kong Dollar	4.0
Canadian Dollar	3.0
Danish Krone	2.9
United States Dollar	1.8
New Zealand Dollar	1.5
Singapore Dollar	1.0
Total	100.0%

See Notes to Financial Statements

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments
April 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 95.8%
	Australia – 0.8%
1,618	Rio Tinto Ltd.	$151,005
	Austria – 0.6%
1,199	Verbund AG	98,454
	Belgium – 0.6%
270	Sofina S.A.	102,641
	Denmark – 4.4%
424	Genmab A.S. (b)	155,605
4,515	Novo Nordisk A.S., Class B	330,701
2,118	Novozymes A.S., Class B	150,767
1,289	Pandora A.S. (b)	146,293
		783,366
	Finland – 4.3%
6,087	Fortum OYJ	159,900
1,880	Kone OYJ, Class B	147,683
2,618	Neste OYJ	158,634
7,066	Stora Enso OYJ, Class R	135,327
4,450	UPM-Kymmene OYJ	174,143
		775,687
	France – 10.2%
868	Arkema S.A.	108,529
167	Hermes International	209,610
426	Iliad S.A.	77,336
298	Kering S.A.	238,787
387	LVMH Moet Hennessy Louis Vuitton SE	291,353
41,078	Natixis S.A. (b)	200,705
12,002	Orange S.A.	149,344
860	Sanofi	90,231
330	Sartorius Stedim Biotech	151,556
821	Schneider Electric SE	131,297
389	Teleperformance	150,171
373	Worldline S.A. (b) (c) (d)	36,606
		1,835,525
	Germany – 9.3%
12,568	Commerzbank AG (b)	82,968
3,983	Deutsche Post AG	234,424
1,972	HeidelbergCement AG	180,705
1,428	Henkel AG & Co., KGaA	141,981
1,470	Henkel AG & Co., KGaA (Preference Shares)	168,884
1,297	Puma SE (b)	136,783
844	SAP SE	118,476
1,495	Siemens AG	249,510
553	Symrise AG	71,404
3,110	TAG Immobilien AG	96,130
6,106	TLG Immobilien AG	191,232
		1,672,497
	Ireland – 0.7%
1,483	Kingspan Group PLC	132,044
Shares	Description	Value

	Israel – 0.5%
4,463	Plus500 Ltd.	$87,524
	Italy – 1.2%
41,153	A2A S.p.A.	80,498
2,142	Moncler S.p.A. (b)	131,388
		211,886
	Jersey – 2.0%
4,626	Experian PLC	178,373
1,429	Ferguson PLC	180,222
		358,595
	Luxembourg – 1.2%
883	Eurofins Scientific SE (b)	87,421
2,153	RTL Group S.A. (b)	126,627
		214,048
	Netherlands – 9.1%
90	Adyen N.V. (b) (c) (d)	220,895
1,114	ASML Holding N.V.	724,833
2,855	ASR Nederland N.V.	124,975
1,402	BE Semiconductor Industries N.V.	113,471
788	Euronext N.V. (c) (d)	79,295
230	Ferrari N.V.	49,262
6,181	Koninklijke Ahold Delhaize N.V.	166,382
1,418	Randstad N.V.	102,424
681	Wolters Kluwer N.V.	61,618
		1,643,155
	Spain – 2.4%
69,544	CaixaBank S.A.	222,986
5,706	Industria de Diseno Textil S.A.	203,194
		426,180
	Sweden – 11.9%
4,103	Alfa Laval AB	138,810
5,387	Assa Abloy AB, Class B	153,550
3,516	Atlas Copco AB, Class A	213,064
3,394	Atlas Copco AB, Class B	176,204
5,685	Epiroc AB, Class A	123,229
1,923	Hexagon AB, Class B	183,406
5,650	Indutrade AB	147,631
2,271	Investor AB, Class A	193,150
3,005	Investor AB, Class B	255,186
2,439	Kinnevik AB, Class B	134,835
1,274	Lifco AB, Class B	137,098
3,850	Volvo AB, Class A	96,869
7,793	Volvo AB, Class B	190,417
		2,143,449
	Switzerland – 16.7%
278	Geberit AG	182,766
620	Kuehne + Nagel International AG	185,338
1,538	Logitech International S.A.	172,451

See Notes to Financial Statements

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Switzerland (Continued)
4,971	Nestle S.A.	$592,655
4,119	Novartis AG	351,620
148	Partners Group Holding AG	210,676
1,594	Roche Holding AG	519,436
334	Roche Holding AG	116,009
283	Schindler Holding AG	78,710
52	SGS S.A.	153,737
673	Sika AG	200,739
514	Sonova Holding AG (e)	152,019
607	Temenos AG	89,131
		3,005,287
	United Kingdom – 19.9%
3,601	Ashtead Group PLC	231,302
881	AstraZeneca PLC	93,869
8,119	Barratt Developments PLC	86,562
10,387	Compass Group PLC (b)	225,575
7,232	Diageo PLC	324,702
3,064	Diploma PLC	121,361
4,280	Dunelm Group PLC	87,127
12,424	Evraz PLC	110,224
2,922	Fevertree Drinks PLC	101,209
32,151	G4S PLC (b)	108,918
15,877	GlaxoSmithKline PLC	293,733
3,780	Hargreaves Lansdown PLC	89,764
2,853	Hikma Pharmaceuticals PLC	96,139
5,733	IMI PLC	126,206
1,680	Intertek Group PLC	142,412
52,040	Melrose Industries PLC	117,076
3,643	Mondi PLC	98,862
8,473	RELX PLC	219,932
3,773	Rio Tinto PLC	316,602
12,680	RSA Insurance Group PLC	119,500
55,426	Serco Group PLC (b)	107,241
22,907	Spirent Communications PLC	80,481
4,638	Unilever PLC	270,884
		3,569,681
	Total Common Stocks	17,211,024
	(Cost $12,669,321)
EXCHANGE-TRADED FUNDS (a) – 0.9%
	United States – 0.9%
2,850	iShares Core MSCI Europe ETF	161,225
	(Cost $150,822)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.5%
	Belgium – 0.5%
2,758	Warehouses De Pauw CVA	97,219
	(Cost $72,950)
Shares	Description	Value
RIGHTS (a) – 0.0%
	Netherlands – 0.0%
788	Euronext N.V., expiring 5/10/21 (b) (f)	$9,237
	(Cost $0)
	Total Investments – 97.2%	17,478,705
	(Cost $12,893,093) (g)
	Net Other Assets and Liabilities – 2.8%	495,220
	Net Assets – 100.0%	$17,973,925

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the six months ended April 30, 2021.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,643,820 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $58,208. The net unrealized appreciation was $4,585,612.

See Notes to Financial Statements

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 17,211,024	$ 17,211,024	$ —	$ —
Exchange-Traded Funds*	161,225	161,225	—	—
Real Estate Investment Trusts*	97,219	97,219	—	—
Rights*	9,237	9,237	—	—
Total Investments	$ 17,478,705	$ 17,478,705	$—	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
Euro	42.8%
British Pound Sterling	21.4
Swiss Franc	17.2
Swedish Krona	12.3
Danish Krone	4.5
United States Dollar	0.9
Australian Dollar	0.9
Total	100.0%
See Notes to Financial Statements

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments
April 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 99.0%
	Argentina – 0.4%
31,614	Grupo Financiero Galicia S.A., ADR	$236,789
	Bermuda – 2.2%
111,368	China Gas Holdings Ltd.	402,159
2,433,060	Gemdale Properties & Investment Corp., Ltd.	341,416
119,405	Hopson Development Holdings Ltd. (b)	469,612
		1,213,187
	Brazil – 7.0%
29,716	Centrais Eletricas Brasileiras S.A.	201,259
29,584	Centrais Eletricas Brasileiras S.A., ADR	207,975
27,148	Centrais Eletricas Brasileiras S.A., Class B (Preference Shares)	184,817
88,606	Cia Siderurgica Nacional S.A., ADR	799,226
55,274	CPFL Energia S.A.	298,652
85,927	Equatorial Energia S.A.	396,887
44,164	Itau Unibanco Holding S.A., ADR	220,820
93,896	Magazine Luiza S.A.	346,230
141,053	Metalurgica Gerdau S.A. (Preference Shares)	385,867
40,298	Petroleo Brasileiro S.A., ADR	341,727
69,133	TIM S.A.	155,140
16,670	Vale S.A.	334,563
		3,873,163
	Cayman Islands – 29.1%
14,815	Alibaba Group Holding Ltd., ADR (b)	3,421,524
293,294	Asia Cement China Holdings Corp. (c) (d)	300,931
4,795	Autohome, Inc., ADR	444,640
61,180	China Conch Venture Holdings Ltd.	289,449
369,614	China Resources Cement Holdings Ltd.	403,029
300,530	Country Garden Holdings Co., Ltd.	357,877
34,558	ENN Energy Holdings Ltd.	589,035
10,741	JD.com, Inc., ADR (b)	830,924
202,976	Logan Group Co., Ltd.	322,974
64,500	Longfor Group Holdings Ltd. (e) (f)	402,308
16,612	Meituan, Class B (b) (e) (f)	637,299
11,544	Momo, Inc., ADR	169,235
7,203	NetEase, Inc., ADR	807,168
479,648	Seazen Group Ltd.	512,514
Shares	Description	Value

	Cayman Islands (Continued)
25,600	Shenzhou International Group Holdings Ltd.	$562,902
103,092	Sunac China Holdings Ltd.	401,472
3,316	Sunac Services Holdings Ltd. (b) (e) (f)	10,331
30,542	Sunny Optical Technology Group Co., Ltd.	744,702
43,274	Tencent Holdings Ltd.	3,470,722
17,648	Vipshop Holdings Ltd., ADR (b)	543,029
7,058	Weibo Corp., ADR (b)	355,723
420,607	Yuzhou Group Holdings Co., Ltd.	116,959
63,788	Zhongsheng Group Holdings Ltd.	483,270
		16,178,017
	China – 5.6%
63,052	Anhui Conch Cement Co., Ltd., Class H	377,042
1,150,136	China Construction Bank Corp., Class H	910,603
62,078	China Life Insurance Co., Ltd., Class H	126,430
35,818	China Vanke Co., Ltd., Class H	125,422
146,116	Guangzhou R&F Properties Co., Ltd., Class H	186,977
80,550	Ping An Insurance Group Co. of China Ltd., Class H	880,914
54,330	Shanghai Baosight Software Co., Ltd., Class B	204,770
125,734	Weichai Power Co., Ltd., Class H	291,684
		3,103,842
	Colombia – 0.4%
390,724	Ecopetrol S.A.	230,064
	Cyprus – 1.3%
12,734	TCS Group Holding PLC, GDR (e)	736,025
	Hong Kong – 2.9%
362,140	CSPC Pharmaceutical Group Ltd.	448,494
600,000	Lenovo Group Ltd.	824,949
140,098	Sinotruk Hong Kong Ltd.	344,846
		1,618,289
	India – 14.2%
14,379	Asian Paints Ltd.	492,368
31,748	Aurobindo Pharma Ltd.	420,399
7,357	Britannia Industries Ltd.	342,560
53,964	Dabur India Ltd.	391,985
9,074	Divi’s Laboratories Ltd. (b)	497,644
37,693	HCL Technologies Ltd.	457,445

See Notes to Financial Statements

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	India (Continued)
6,354	HDFC Asset Management Co., Ltd. (e) (f)	$238,158
13,786	Hindustan Unilever Ltd.	438,068
42,648	IndusInd Bank Ltd. (b)	538,307
56,431	Infosys Ltd.	1,031,791
23,073	Infosys Ltd., ADR	417,160
3,732	Jubilant Foodworks Ltd. (b)	145,693
18,181	Pidilite Industries Ltd. (b)	445,686
6,213	Reliance Industries Ltd.	167,293
41,752	Sun TV Network Ltd.	306,267
19,492	Tata Consultancy Services Ltd.	798,824
25,209	UPL Ltd.	206,546
85,346	Wipro Ltd.	567,744
		7,903,938
	Indonesia – 0.6%
547,196	Indofood CBP Sukses Makmur Tbk PT	329,568
	Malaysia – 0.9%
155,888	Supermax Corp. Bhd	229,471
207,200	Top Glove Corp. Bhd	285,783
		515,254
	Marshall Islands – 0.8%
32,481	Atlas Corp.	447,588
	Mexico – 2.0%
105,609	Qualitas Controladora S.A.B. de C.V.	574,784
169,918	Wal-Mart de Mexico S.A.B. de C.V.	557,222
		1,132,006
	Philippines – 0.6%
357,600	Metropolitan Bank & Trust Co.	326,779
	Poland – 0.5%
15,902	Asseco Poland S.A.	295,421
	Russia – 5.3%
1,532	MMC Norilsk Nickel PJSC	522,702
13,507	MMC Norilsk Nickel PJSC, ADR	458,293
79,489	Rosneft Oil Co. PJSC	555,469
200,322	Sberbank of Russia PJSC	793,004
26,634	Severstal PAO	628,316
		2,957,784
	Singapore – 0.7%
52,400	Singapore Exchange Ltd.	411,482
	South Africa – 4.5%
46,635	Exxaro Resources Ltd.	490,387
40,712	Impala Platinum Holdings Ltd.	762,250
12,588	Kumba Iron Ore Ltd.	571,423
1,415	Naspers Ltd., Class N	322,994
Shares	Description	Value

	South Africa (Continued)
38,674	Vodacom Group Ltd.	$335,286
		2,482,340
	South Korea – 4.6%
4,976	Coway Co., Ltd.	299,271
30,637	Samsung Electronics Co., Ltd.	2,244,721
		2,543,992
	Taiwan – 12.9%
32,443	Accton Technology Corp.	369,344
729,279	IBF Financial Holdings Co., Ltd.	462,114
10,803	International Games System Co., Ltd.	298,955
33,025	Realtek Semiconductor Corp.	628,980
186,235	Taiwan Semiconductor Manufacturing Co., Ltd.	4,000,322
3,977	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	464,275
22,870	United Integrated Services Co., Ltd.	199,365
386,813	United Microelectronics Corp.	785,175
		7,208,530
	Turkey – 1.8%
606,177	Dogan Sirketler Grubu Holding A.S.	216,001
149,350	Eregli Demir ve Celik Fabrikalari T.A.S.	343,485
348,877	Turkiye Sise ve Cam Fabrikalari A.S.	316,481
328,476	Turkiye Vakiflar Bankasi TAO, Class D (b)	135,695
		1,011,662
	United Kingdom – 0.7%
10,472	British American Tobacco PLC	387,880
	Total Investments – 99.0%	55,143,600
	(Cost $39,531,008) (g)
	Net Other Assets and Liabilities – 1.0%	539,181
	Net Assets – 100.0%	$55,682,781

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At April 30, 2021, securities noted as such are valued at $300,931 or 0.5% of net assets.

See Notes to Financial Statements

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $17,287,091 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,674,499. The net unrealized appreciation was $15,612,592.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$ 16,178,017	$ 15,877,086	$ 300,931	$ —
Other Country Categories*	38,965,583	38,965,583	—	—
Total Investments	$ 55,143,600	$ 54,842,669	$ 300,931	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	27.8%
United States Dollar	20.2
Indian Rupee	13.6
New Taiwan Dollar	12.2
South Korean Won	4.6
Russian Ruble	4.5
South African Rand	4.5
Brazilian Real	4.2
Mexican Peso	2.1
Turkish Lira	1.8
Malaysian Ringgit	0.9
Singapore Dollar	0.8
British Pound Sterling	0.7
Indonesian Rupiah	0.6
Philippine Peso	0.6
Polish Zloty	0.5
Colombian Peso	0.4
Total	100.0%

See Notes to Financial Statements

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First Trust Exchange-Traded Fund III
Statements of Assets and Liabilities
April 30, 2021 (Unaudited)
	First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)	First Trust RiverFront Dynamic Developed International ETF (RFDI)	First Trust RiverFront Dynamic Europe ETF (RFEU)	First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
ASSETS:
Investments, at value	$ 8,563,567	$ 164,674,476	$ 17,478,705	$ 55,143,600
Cash	24,131	1,570,605	191,461	593,653
Foreign currency	864	26,092	4,121	49,028
Receivables:
Dividends	40,014	386,118	37,999	105,419
Dividend reclaims	222	825,186	273,742	9,829
Prepaid foreign capital gains tax	—	—	—	608
Total Assets	8,628,798	167,482,477	17,986,028	55,902,137
LIABILITIES:
Payables:
Investment advisory fees	5,959	113,669	12,103	43,372
Deferred foreign capital gains tax	—	—	—	175,984
Total Liabilities	5,959	113,669	12,103	219,356
NET ASSETS	$8,622,839	$167,368,808	$17,973,925	$55,682,781
NET ASSETS consist of:
Paid-in capital	$ 16,980,411	$ 210,573,088	$ 28,233,508	$ 65,612,478
Par value	1,500	24,500	2,500	7,500
Accumulated distributable earnings (loss)	(8,359,072)	(43,228,780)	(10,262,083)	(9,937,197)
NET ASSETS	$8,622,839	$167,368,808	$17,973,925	$55,682,781
NET ASSET VALUE, per share	$57.48	$68.31	$71.90	$74.24
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	150,002	2,450,002	250,002	750,002
Investments, at cost	$7,148,211	$128,187,798	$12,893,093	$39,531,008
Foreign currency, at cost (proceeds)	$866	$26,096	$4,147	$48,998

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Operations
For the Six Months Ended April 30, 2021 (Unaudited)
	First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)	First Trust RiverFront Dynamic Developed International ETF (RFDI)	First Trust RiverFront Dynamic Europe ETF (RFEU)	First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
INVESTMENT INCOME:
Dividends	$ 100,709	$ 2,015,594	$ 239,719	$ 568,638
Interest	1	29	4	20
Foreign withholding tax	(5,774)	(168,108)	(26,071)	(67,139)
Total investment income	94,936	1,847,515	213,652	501,519
EXPENSES:
Investment advisory fees	38,812	625,114	73,412	252,667
Total expenses	38,812	625,114	73,412	252,667
NET INVESTMENT INCOME (LOSS)	56,124	1,222,401	140,240	248,852
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	38,207	52,926	695	(38,868)
In-kind redemptions	505,991	1,554,596	792,617	—
Foreign currency transactions	(211)	947	2,927	1,612
Foreign capital gains tax	—	—	—	600
Net realized gain (loss)	543,987	1,608,469	796,239	(36,656)
Net change in unrealized appreciation (depreciation) on:
Investments	996,452	30,364,194	3,833,795	9,570,898
Foreign currency translation	(136)	5,318	2,122	(5,983)
Deferred foreign capital gains tax	—	—	—	(170,240)
Net change in unrealized appreciation (depreciation)	996,316	30,369,512	3,835,917	9,394,675
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,540,303	31,977,981	4,632,156	9,358,019
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,596,427	$ 33,200,382	$ 4,772,396	$ 9,606,871
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Changes in Net Assets
	First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)		First Trust RiverFront Dynamic Developed International ETF (RFDI)
	Six Months Ended 4/30/2021 (Unaudited)	Year Ended 10/31/2020	Six Months Ended 4/30/2021 (Unaudited)	Year Ended 10/31/2020
OPERATIONS:
Net investment income (loss)	$ 56,124	$ 214,473	$ 1,222,401	$ 2,511,497
Net realized gain (loss)	543,987	(2,471,778)	1,608,469	(23,237,508)
Net change in unrealized appreciation (depreciation)	996,316	796,879	30,369,512	7,324,702
Net increase (decrease) in net assets resulting from operations	1,596,427	(1,460,426)	33,200,382	(13,401,309)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(77,986)	(396,562)	(855,931)	(3,529,632)
Return of capital	—	—	—	—
Total distributions to shareholders	(77,986)	(396,562)	(855,931)	(3,529,632)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	—	12,941,892	7,194,088
Cost of shares redeemed	(2,835,703)	(14,406,917)	(8,966,514)	(104,447,692)
Net increase (decrease) in net assets resulting from shareholder transactions	(2,835,703)	(14,406,917)	3,975,378	(97,253,604)
Total increase (decrease) in net assets	(1,317,262)	(16,263,905)	36,319,829	(114,184,545)
NET ASSETS:
Beginning of period	9,940,101	26,204,006	131,048,979	245,233,524
End of period	$ 8,622,839	$ 9,940,101	$ 167,368,808	$ 131,048,979
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	200,002	500,002	2,400,002	4,250,002
Shares sold	—	—	200,000	150,000
Shares redeemed	(50,000)	(300,000)	(150,000)	(2,000,000)
Shares outstanding, end of period	150,002	200,002	2,450,002	2,400,002

See Notes to Financial Statements

First Trust RiverFront Dynamic Europe ETF (RFEU)		First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Six Months Ended 4/30/2021 (Unaudited)	Year Ended 10/31/2020	Six Months Ended 4/30/2021 (Unaudited)	Year Ended 10/31/2020

$ 140,240	$ 431,351	$ 248,852	$ 1,103,272
796,239	(3,230,185)	(36,656)	(5,941,644)
3,835,917	1,137,457	9,394,675	5,412,789
4,772,396	(1,661,377)	9,606,871	574,417

(203,396)	(536,232)	(101,775)	(1,856,301)
—	—	—	(399,153)
(203,396)	(536,232)	(101,775)	(2,255,454)

—	—	—	3,087,604
(3,324,463)	(19,739,261)	—	(28,146,130)
(3,324,463)	(19,739,261)	—	(25,058,526)
1,244,537	(21,936,870)	9,505,096	(26,739,563)

16,729,388	38,666,258	46,177,685	72,917,248
$17,973,925	$ 16,729,388	$ 55,682,781	$ 46,177,685

300,002	650,002	750,002	1,200,002
—	—	—	50,000
(50,000)	(350,000)	—	(500,000)
250,002	300,002	750,002	750,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights
For a share outstanding throughout each period
First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)
	Six Months Ended 4/30/2021 (Unaudited)	Year Ended October 31,				Period Ended 10/31/2016 (a)
		2020	2019	2018	2017
Net asset value, beginning of period	$ 49.70	$ 52.41	$ 51.81	$ 59.82	$ 52.14	$ 51.31
Income from investment operations:
Net investment income (loss)	0.47	0.89	1.22	1.27	1.42	0.55
Net realized and unrealized gain (loss)	7.83	(2.31)	0.65	(7.99)	7.66	0.60
Total from investment operations	8.30	(1.42)	1.87	(6.72)	9.08	1.15
Distributions paid to shareholders from:
Net investment income	(0.52)	(1.29)	(1.27)	(1.29)	(1.40)	(0.32)
Net asset value, end of period	$57.48	$49.70	$52.41	$51.81	$59.82	$52.14
Total return (b)	16.70%	(2.73)%	3.74%	(11.48)%	17.77% (c)	2.26%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 8,623	$ 9,940	$ 26,204	$ 44,037	$ 29,911	$ 26,071
Ratio of total expenses to average net assets	0.83% (d)	0.83%	0.83%	0.83%	0.83%	0.83% (d)
Ratio of net investment income (loss) to average net assets	1.20% (d)	1.45%	2.11%	2.28%	1.93%	1.96% (d)
Portfolio turnover rate (e)	0%	117%	96%	136%	131%	49%

(a)	Inception date is April 13, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	The Fund received a reimbursement from the advisor in the amount of $7,644, which represents $0.02 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust RiverFront Dynamic Developed International ETF (RFDI)
	Six Months Ended 4/30/2021 (Unaudited)	Year Ended October 31,				Period Ended 10/31/2016 (a)
		2020	2019	2018	2017
Net asset value, beginning of period	$ 54.60	$ 57.70	$ 55.84	$ 63.96	$ 51.36	$ 50.73
Income from investment operations:
Net investment income (loss)	0.51	0.85	1.54	1.34	0.82	0.83
Net realized and unrealized gain (loss)	13.56	(2.84)	1.81	(8.00)	12.73	0.50
Total from investment operations	14.07	(1.99)	3.35	(6.66)	13.55	1.33
Distributions paid to shareholders from:
Net investment income	(0.36)	(1.11)	(1.49)	(1.44)	(0.71)	(0.70)
Net realized gain	—	—	—	(0.02)	(0.24)	—
Total distributions	(0.36)	(1.11)	(1.49)	(1.46)	(0.95)	(0.70)
Net asset value, end of period	$68.31	$54.60	$57.70	$55.84	$63.96	$51.36
Total return (b)	25.80%	(3.45)%	6.12%	(10.65)%	26.60% (c)	2.68%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 167,369	$ 131,049	$ 245,234	$ 499,726	$ 444,522	$ 25,679
Ratio of total expenses to average net assets	0.83% (d)	0.83%	0.83%	0.83%	0.83%	0.83% (d)
Ratio of net investment income (loss) to average net assets	1.62% (d)	1.43%	2.51%	2.28%	1.86%	2.97% (d)
Portfolio turnover rate (e)	0%	96%	87%	133%	106%	44%

(a)	Inception date is April 13, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	The Fund received a reimbursement from the advisor in the amount of $35,978, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust RiverFront Dynamic Europe ETF (RFEU)
	Six Months Ended 4/30/2021 (Unaudited)	Year Ended October 31,				Period Ended 10/31/2016 (a)
		2020	2019	2018	2017
Net asset value, beginning of period	$ 55.76	$ 59.49	$ 57.23	$ 65.25	$ 51.17	$ 50.67
Income from investment operations:
Net investment income (loss)	0.54	0.96	1.78	1.48	0.82	0.91
Net realized and unrealized gain (loss)	16.29	(3.50)	2.20	(7.97)	14.86	0.41
Total from investment operations	16.83	(2.54)	3.98	(6.49)	15.68	1.32
Distributions paid to shareholders from:
Net investment income	(0.69)	(1.19)	(1.72)	(1.53)	(0.79)	(0.82)
Net realized gain	—	—	—	—	(0.81)	—
Total distributions	(0.69)	(1.19)	(1.72)	(1.53)	(1.60)	(0.82)
Net asset value, end of period	$71.90	$55.76	$59.49	$57.23	$65.25	$51.17
Total return (b)	30.26%	(4.22)%	7.01%	(10.16)%	31.21%	2.66%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 17,974	$ 16,729	$ 38,666	$ 88,706	$ 123,980	$ 25,585
Ratio of total expenses to average net assets	0.83% (c)	0.83%	0.83%	0.83%	0.83%	0.83% (c)
Ratio of net investment income (loss) to average net assets	1.59% (c)	1.59%	2.77%	2.45%	1.71%	3.23% (c)
Portfolio turnover rate (d)	1%	87%	81%	130%	110%	41%

(a)	Inception date is April 13, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
	Six Months Ended 4/30/2021 (Unaudited)	Year Ended October 31,				Period Ended 10/31/2016 (a)
		2020	2019	2018	2017
Net asset value, beginning of period	$ 61.57	$ 60.76	$ 56.40	$ 68.64	$ 56.27	$ 49.61
Income from investment operations:
Net investment income (loss)	0.78	1.10	1.79	1.20	0.71	0.55
Net realized and unrealized gain (loss)	12.47	1.81	3.94	(11.87)	13.70	6.66
Total from investment operations	13.25	2.91	5.73	(10.67)	14.41	7.21
Distributions paid to shareholders from:
Net investment income	(0.58)	(1.73)	(1.37)	(1.18)	(0.77)	(0.55)
Net realized gain	—	—	—	(0.30)	(1.27)	—
Return of capital	—	(0.37)	—	(0.09)	—	—
Total distributions	(0.58)	(2.10)	(1.37)	(1.57)	(2.04)	(0.55)
Net asset value, end of period	$74.24	$61.57	$60.76	$56.40	$68.64	$56.27
Total return (b)	20.81%	4.74%	10.32%	(15.92)%	26.49%	14.52%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 55,683	$ 46,178	$ 72,917	$ 101,512	$ 75,506	$ 5,628
Ratio of total expenses to average net assets	0.95% (c)	0.95%	0.95%	0.95%	0.95%	0.95% (c)
Ratio of net investment income (loss) to average net assets	0.94% (c)	1.92%	2.60%	1.90%	1.56%	2.66% (c)
Portfolio turnover rate (d)	0%	89%	116%	126%	87%	81%

(a)	Inception date is June 14, 2016, which is consistent with the commencement of operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund III
April 30, 2021 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust consists of seventeen funds that are currently offering shares. This report covers the four funds (each a “Fund” and collectively, the “Funds”) listed below. The shares of each Fund are listed and traded on The Nasdaq Stock Market LLC (“Nasdaq”).
First Trust RiverFront Dynamic Asia Pacific ETF – (ticker “RFAP”)
First Trust RiverFront Dynamic Developed International ETF – (ticker “RFDI”)
First Trust RiverFront Dynamic Europe ETF – (ticker “RFEU”)
First Trust RiverFront Dynamic Emerging Markets ETF – (ticker “RFEM”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund. The investment objective of each Fund is to provide capital appreciation.
Under normal market conditions, RFAP seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of Asian Pacific companies, including through investments in common stocks, depositary receipts, common and preferred shares of real estate investment trusts (“REITs”), and forward foreign currency contracts and currency spot transactions used to hedge the Fund’s exposure to the currencies in which the equity securities of such Asian Pacific companies are denominated.
Under normal market conditions, RFDI seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of developed market companies, including through investments in common stocks, depositary receipts, common and preferred shares of REITs, and forward foreign currency contracts and currency spot transactions used to hedge the Fund’s exposure to the currencies in which the equity securities of such developed market companies are denominated.
Under normal market conditions, RFEU seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of European companies, including through investments in common stocks, depositary receipts, common and preferred shares of REITs, and forward foreign currency contracts and currency spot transactions used to hedge the Fund’s exposure to the currencies in which the equity securities of such European companies are denominated.
Under normal market conditions, RFEM seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of emerging market companies, including through investments in common stocks, depositary receipts, common and preferred shares of REITs, and forward foreign currency contracts and currency spot transactions used to hedge the Fund’s exposure to the currencies in which the equity securities of such emerging market companies are denominated.
There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2021 (Unaudited)
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, REITs, and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2021 (Unaudited)
securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of April 30, 2021, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2021 (Unaudited)
D. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended October 31, 2020, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust RiverFront Dynamic Asia Pacific ETF	$ 396,562	$ —	$ —
First Trust RiverFront Dynamic Developed International ETF	3,529,632	—	—
First Trust RiverFront Dynamic Europe ETF	536,232	—	—
First Trust RiverFront Dynamic Emerging Markets ETF	1,856,301	—	399,153
As of October 31, 2020, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust RiverFront Dynamic Asia Pacific ETF	$ 56,707	$ (10,346,588)	$ 412,368
First Trust RiverFront Dynamic Developed International ETF	227,138	(81,836,524)	6,036,155
First Trust RiverFront Dynamic Europe ETF	165,383	(15,744,689)	748,223
First Trust RiverFront Dynamic Emerging Markets ETF	—	(25,260,032)	5,817,739
E. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
India’s Finance Bill, 2018 (“Finance Bill, 2018”) was enacted into law on March 29, 2018 and amongst other provisions, it introduced a long-term capital gains tax beginning April 1, 2018. Long-term capital gains on the sale of listed shares in excess of INR 0.1 million are taxed at the rate of 10% (plus applicable surcharge and cess (which is a type of tax)) subject to satisfaction of certain conditions. Long-term capital gains accruing as of January 31, 2018 are considered exempt due to a grandfather clause in the provision. The aforesaid exemption from long-term capital gains tax is available with respect to shares acquired between October 1, 2004 and March 31, 2018 only if on such acquisitions Securities Transaction Tax (“STT”) was chargeable. Certain exceptions in this regard, such as acquisition of shares in a public offer, bonus, rights issued, etc. for which the condition of chargeability of STT on acquisition is not applicable, have been notified.
In the case of the sale of listed shares held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 15% (plus applicable surcharge and cess) provided the shares are sold on the stock exchange and subjected to STT. For

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2021 (Unaudited)
above purposes, the applicable rate of surcharge is 2% or 5% (depending on the level of income of the Fund). The Finance Bill, 2018 increases the cess imposed on the sum of tax and surcharge from 3% to 4%. The cess 4% rate is applied to the capital gains tax, resulting in a higher effective rate of capital gains tax.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains are taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess). The Finance Bill, 2018, approves the carry forward of long-term capital losses to be offset against long-term capital gains. Short-term losses can be netted against both short-term gains and long-term gains.
Until March 31, 2020, dividends received by a Fund from Indian companies were exempt from tax in India because Indian companies were required to pay dividend distribution tax. The Indian Finance Act, 2020 has amended the dividend taxation framework effective April 1, 2020 and accordingly dividends would now be taxable in the hands of the shareholders at 20%, plus applicable surcharge and cess. Subsequent to the Indian Finance Act, 2020, “The Taxation and Other Laws (Relaxation and Amendment of Certain Provisions) Bill, 2020” (the “Bill”) was enacted into law and is effective retroactively to April 1, 2020. The Bill caps the maximum surcharge at 15% of the tax on dividend income earned by the Fund. The highest effective tax rate proposed for non-corporate entities on dividends will be 23.92%. Note, the Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be off-set against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2017, 2018, 2019, and 2020 remain open to federal and state audit. As of April 30, 2021, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2020, the Funds had non-expiring capital loss carryforwards for federal income tax purposes as follows:
Non-Expiring Capital Loss Carryforward
First Trust RiverFront Dynamic Asia Pacific ETF	$ 10,346,588
First Trust RiverFront Dynamic Developed International ETF	81,836,524
First Trust RiverFront Dynamic Europe ETF	15,744,689
First Trust RiverFront Dynamic Emerging Markets ETF	25,260,032
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between First Trust and the Trust, First Trust supervises the investment of the Funds’ assets and is responsible for the expenses of each Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest,

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2021 (Unaudited)
taxes, brokerage commissions, acquired fund fees and expenses, if any, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, expenses associated with the execution of portfolio transactions, and extraordinary expenses, which are paid by each respective Fund. RFAP, RFDI and RFEU have each agreed to pay First Trust an annual unitary management fee equal to 0.83% its average daily net assets. RFEM has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets. First Trust also provides fund reporting services to each Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
RiverFront Investment Group, LLC (“RiverFront” or the “Sub-Advisor”) serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. The Sub-Advisor receives a monthly portfolio management fee calculated at an annual rate of 0.35% of each Fund’s average daily net assets that is paid by First Trust out of its investment advisory fee.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2021, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust RiverFront Dynamic Asia Pacific ETF	$ —	$ 110,873
First Trust RiverFront Dynamic Developed International ETF	588,493	1,163,645
First Trust RiverFront Dynamic Europe ETF	150,822	423,345
First Trust RiverFront Dynamic Emerging Markets ETF	372,934	251,824

For the six months ended April 30, 2021, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
First Trust RiverFront Dynamic Asia Pacific ETF	$ —	$ 2,738,244
First Trust RiverFront Dynamic Developed International ETF	12,005,217	8,776,527
First Trust RiverFront Dynamic Europe ETF	—	3,269,364
First Trust RiverFront Dynamic Emerging Markets ETF	—	—
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2021 (Unaudited)
secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2022.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there were the following subsequent events:
The Board of Trustees of RFAP approved the reorganization of RFAP into RFDI. The reorganization has also been approved by the Board of Trustees of RFDI. RFDI will be the surviving fund. Under the terms of the proposed transaction, which is expected to be tax-free, the assets of RFAP will be transferred to, and the liabilities of RFAP will be assumed by, RFDI, and shareholders of RFAP would receive shares of RFDI with a net asset value equal to the aggregate net asset value of the RFAP shares held by them. It is currently expected that the transaction will be consummated no later than the third quarter of 2021, subject to satisfaction of applicable regulatory requirements and approvals and customary closing conditions.
On May 13, 2021, First Trust New York Municipal High Income ETF, an additional series of the Trust, began trading under the symbol “FMNY” on the NYSE Arca, Inc.

Additional Information
First Trust Exchange-Traded Fund III
April 30, 2021 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust Exchange-Traded Fund III
April 30, 2021 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity;

Additional Information (Continued)
First Trust Exchange-Traded Fund III
April 30, 2021 (Unaudited)
currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the funds without significant dilution of remaining investors’ interests in the funds. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors, L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 26, 2021 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 20, 2020 through the Liquidity Committee’s annual meeting held on March 16, 2021 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because each Fund primarily holds assets that are highly liquid investments, the Funds have not adopted a highly liquid investment minimum.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

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First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
RiverFront Investment Group, LLC
1214 E. Cary Street
Richmond, VA 23219
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

First Trust Exchange-Traded Fund III
First Trust Institutional Preferred Securities and Income ETF (FPEI)

Semi-Annual Report
For the Six Months Ended
April 30, 2021

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Semi-Annual Report
April 30, 2021
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (First Trust Institutional Preferred Securities and Income ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Institutional Preferred Securities and Income ETF (FPEI)
Semi-Annual Letter from the Chairman and CEO
April 30, 2021
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Institutional Preferred Securities and Income ETF (the “Fund”), which contains detailed information about the Fund for the six months ended April 30, 2021.
I would like to begin my remarks by saying that this is a time for all of us to be thankful. It is astounding to me that our scientists and extended health care community successfully discovered, developed, and distributed multiple effective vaccines to treat the coronavirus (“COVID-19”) in the span of just 15 months. Suffice it to say that we are witnessing history in the making. We even received some good news recently with respect to wearing masks in public, a polarizing act for many politicians and Americans. The Centers for Disease Control and Prevention released a new set of guidelines in mid-May for those individuals who have been fully vaccinated. It essentially says fully vaccinated Americans can quit wearing their masks outdoors (even in crowds), in most indoor settings, and can drop social distancing altogether. This is a big step towards expediting the reopening of the U.S. economy.
For those who may not know, we subscribe to the buy-and-hold philosophy of investing here at First Trust Advisors L.P., even though it means enduring lots of tough times. While the notion of being able to time the market is seductive on its face, very few investors are skilled enough to make it work over time. I can think of no better example than the COVID-19 pandemic. The degree of uncertainty surrounding the onset of the virus alone was enough to make the average investor want to run for cover. And if that was not enough, the 33.8% plunge in the S&P 500® Index (the “Index”) from February 19, 2020, through March 23, 2020 (23 trading days) was a real gut check for most of us. But a funny thing happened on the way to another potential collapse of the market − it did not happen. In fact, thanks to the U.S. Federal government stepping up with trillions of dollars of timely fiscal and monetary support, the stock market roared. From March 23, 2020 through May 14, 2021, the Index posted a total return of 90.14%, according to Bloomberg. What a shame for those investors who may have moved some, or all, of their capital out of equities. What looked like a great time to de-risk turned out to be just the opposite.
The overall climate for investing looks bright for a few reasons. First, U.S. real gross domestic product (“GDP”) growth is expected to grow by 6.4% year-over-year in 2021, according to the International Monetary Fund. The last time the U.S. economy grew that fast was in 1984, when real GDP growth reached 7.2%. Second, corporate earnings are expected to recover from their 2020 slide. Bloomberg’s consensus year-over-year earnings growth rate estimates for the Index for 2021 and 2022 were 33.17% and 12.87%, respectively, as of May 14, 2021. That is a significant rebound from the 12.44% decline in earnings in 2020. Third, inflation is rising, and that is exactly what the Federal Reserve has been wanting for some time. Central banks around the world have spent years battling deflationary pressures, so a little bit of inflation is welcome at this stage of the recovery. Lastly, the U.S. labor market is robust despite the talk about the millions of people who lost their jobs in the COVID-19 pandemic and are living off unemployment benefits. As of March 31, 2021, there were 8.12 million job openings in the U.S., the highest total since record-keeping began in December 2000, according to the Bureau of Labor Statistics. We need to get people back to work.
While it seems fashionable to sell fear these days, we choose to follow the data. Remember, the Index has never failed to fully recoup the losses sustained in a market correction or bear market. Stay the course!
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Institutional Preferred Securities and Income ETF (FPEI)
First Trust Institutional Preferred Securities and Income ETF’s (the “Fund”) investment objective is to seek total return and to provide current income. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in institutional preferred securities (“Preferred Securities”) and income-producing debt securities (“Income Securities”). Preferred Securities are a type of equity security that have preference over common stock in the payment of distributions and the liquidation of a company’s assets, but are generally junior to all forms of the company’s debt, including both senior and subordinated debt. The Fund’s investments in Preferred Securities will primarily be in institutional preferred securities. Institutional preferred securities are targeted to institutional, rather than retail, investors, are generally traded over-the-counter and may also be known as “$1,000 par preferred securities.” They are typically issued in large, institutional lot sized by U.S. and non-U.S. financial services companies and other companies. While all income-producing debt securities will be categorized as “Income Securities” for purposes of the 80% test above, the Income Securities in which the Fund intends to invest as part of its principal investment strategy include hybrid capital securities, contingent capital securities, U.S. and non-U.S. corporate bonds and convertible securities.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 4/30/21	1 Year Ended 4/30/21	Inception (8/22/17) to 4/30/21	Inception (8/22/17) to 4/30/21
Fund Performance
NAV	8.02%	19.08%	5.88%	23.47%
Market Price	8.22%	19.42%	5.96%	23.79%
Index Performance
ICE BofA US Investment Grade Institutional Capital Securities Index	4.73%	13.12%	6.20%	24.83%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the period indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust Institutional Preferred Securities and Income ETF (FPEI) (Continued)
Sector Allocation	% of Total Investments
Financials	75.5%
Utilities	9.0
Energy	7.4
Industrials	3.4
Consumer Staples	3.2
Communication Services	1.5
Total	100.0%

Credit Quality(1)	% of Total Investments
A	0.5%
A-	0.2
BBB+	8.8
BBB	28.4
BBB-	29.1
BB+	22.2
BB	7.1
BB-	1.7
B+	1.6
Not Rated	0.4
Total	100.0%
Top Ten Holdings	% of Total Investments
Emera, Inc., Series 16-A	2.6%
Barclays PLC	2.4
Enbridge, Inc., Series 16-A	2.3
AerCap Holdings N.V.	1.9
Lloyds Banking Group PLC	1.9
Land O’Lakes, Inc.	1.8
Australia & New Zealand Banking Group Ltd.	1.7
Assured Guaranty Municipal Holdings, Inc.	1.6
Markel Corp.	1.5
Apollo Management Holdings L.P.	1.4
Total	19.1%

Country Allocation	% of Total Investments
United States	45.1%
United Kingdom	11.0
France	8.7
Canada	7.6
Switzerland	6.2
Netherlands	5.1
Australia	4.2
Italy	3.0
Spain	2.3
Japan	1.9
Mexico	1.3
Bermuda	1.1
Finland	0.8
Germany	0.6
Denmark	0.4
Sweden	0.4
Chile	0.3
Total	100.0%

(1)	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust Institutional Preferred Securities and Income ETF (FPEI) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
First Trust Institutional Preferred Securities and Income ETF (FPEI)
Semi-Annual Report
April 30, 2021 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust Institutional Preferred Securities and Income ETF (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
Stonebridge Advisors LLC
Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”) is the investment sub-advisor to the Fund and is a registered investment advisor based in Wilton, Connecticut. Stonebridge specializes in the management of preferred and hybrid securities.
Stonebridge Advisors LLC Portfolio Management Team
Scott T. Fleming - Chief Executive Officer and President
Robert Wolf - Chief Investment Officer, Senior Vice President and Senior Portfolio Manager
Eric Weaver - Senior Vice President, Chief Strategist and Portfolio Manager

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Understanding Your Fund Expenses
April 30, 2021 (Unaudited)
As a shareholder of the First Trust Institutional Preferred Securities and Income ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2021.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Institutional Preferred Securities and Income ETF (FPEI)
Actual	$1,000.00	$1,080.20	0.85%	$4.38
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	0.85%	$4.26

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2020 through April 30, 2021), multiplied by 181/365 (to reflect the six-month period).

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments
April 30, 2021 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$100 PAR PREFERRED SECURITIES – 0.2%
	Food Products – 0.2%
8,000	Dairy Farmers of America, Inc. (a)	7.88%	(b)	$804,000
	(Cost $807,000)
$1,000 PAR PREFERRED SECURITIES – 1.9%
	Banks – 1.9%
1,545	Bank of America Corp., Series L	7.25%	(b)	2,187,689
3,115	Wells Fargo & Co., Series L	7.50%	(b)	4,466,349
	Total $1,000 Par Preferred Securities			6,654,038
	(Cost $6,451,733)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 93.2%
	Banks – 41.4%
$4,950,000	Australia & New Zealand Banking Group Ltd. (a) (c) (d)	6.75%	(b)	5,798,108
1,145,000	Australia & New Zealand Banking Group Ltd. (c) (d) (e)	6.75%	(b)	1,341,179
3,600,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (c) (d)	6.50%	(b)	3,946,320
900,000	Banco Mercantil del Norte S.A. (a) (c) (d)	7.50%	(b)	999,099
842,000	Banco Mercantil del Norte S.A. (a) (c) (d)	7.63%	(b)	935,222
1,400,000	Banco Mercantil del Norte S.A. (a) (c) (d)	8.38%	(b)	1,665,580
3,600,000	Banco Santander S.A. (c) (d) (e)	7.50%	(b)	3,980,250
2,400,000	Bank of America Corp., Series X (d)	6.25%	(b)	2,677,500
3,700,000	Bank of Nova Scotia (The) (d)	4.90%	(b)	3,981,940
1,450,000	Barclays PLC (c) (d)	6.13%	(b)	1,605,251
2,390,000	Barclays PLC (c) (d)	7.75%	(b)	2,634,975
960,000	Barclays PLC (c) (d) (e)	7.88%	(b)	1,009,800
7,250,000	Barclays PLC (c) (d)	8.00%	(b)	8,233,281
700,000	BBVA Bancomer S.A. (a) (c) (d)	5.88%	09/13/34	766,500
2,300,000	BNP Paribas S.A. (a) (c) (d)	6.63%	(b)	2,535,175
4,000,000	BNP Paribas S.A. (a) (c) (d)	7.38%	(b)	4,670,420
3,200,000	Citigroup, Inc. (d)	3.88%	(b)	3,224,000
345,000	Citigroup, Inc. (d)	5.90%	(b)	364,838
781,000	Citigroup, Inc. (d)	5.95%	(b)	825,908
440,000	Citigroup, Inc., Series D (d)	5.35%	(b)	455,400
3,414,000	Citigroup, Inc., Series P (d)	5.95%	(b)	3,727,405
1,013,000	Citigroup, Inc., Series R, 3 Mo. LIBOR + 4.48% (f)	4.67%	(b)	1,014,266
1,000,000	Citigroup, Inc., Series V (d)	4.70%	(b)	1,020,425
1,049,000	Citigroup, Inc., Series W (d)	4.00%	(b)	1,065,050
3,615,000	Citizens Financial Group, Inc., Series A, 3 Mo. LIBOR + 3.96% (f)	4.15%	(b)	3,624,037
1,120,000	Citizens Financial Group, Inc., Series F (d)	5.65%	(b)	1,241,800
1,358,000	CoBank ACB, Series I (d)	6.25%	(b)	1,527,343
800,000	Comerica, Inc. (d)	5.63%	(b)	891,000
400,000	Commerzbank AG (c) (d) (e)	7.00%	(b)	432,014
2,806,000	Credit Agricole S.A. (a) (c) (d)	6.88%	(b)	3,135,382
1,100,000	Credit Agricole S.A. (a) (c) (d)	7.88%	(b)	1,245,750
1,000,000	Credit Agricole S.A. (c) (d) (e)	7.88%	(b)	1,132,500
2,400,000	Credit Agricole S.A. (a) (c) (d)	8.13%	(b)	2,915,088
550,000	Danske Bank A.S. (c) (d) (e)	6.13%	(b)	595,597
850,000	Danske Bank A.S. (c) (d) (e)	7.00%	(b)	963,751
800,000	Farm Credit Bank of Texas, Series 3 (a) (d)	6.20%	(b)	863,000
1,100,000	Farm Credit Bank of Texas, Series 4 (a) (d)	5.70%	(b)	1,197,625
750,000	Fifth Third Bancorp, Series H (d)	5.10%	(b)	775,313
1,450,000	Fifth Third Bancorp, Series L (d)	4.50%	(b)	1,549,688
900,000	HSBC Holdings PLC (c) (d)	4.60%	(b)	912,375
See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$2,000,000	HSBC Holdings PLC (c) (d)	6.00%	(b)	$2,210,000
3,070,000	HSBC Holdings PLC (c) (d)	6.38%	(b)	3,403,018
2,200,000	Huntington Bancshares, Inc., Series G (d)	4.45%	(b)	2,357,850
2,950,000	ING Groep N.V. (c) (d)	5.75%	(b)	3,254,514
1,400,000	ING Groep N.V. (c) (d)	6.50%	(b)	1,561,910
820,000	ING Groep N.V. (c) (d) (e)	6.88%	(b)	857,435
1,970,000	Intesa Sanpaolo S.p.A. (a) (c) (d)	7.70%	(b)	2,245,800
981,000	JPMorgan Chase & Co., Series Q (d)	5.15%	(b)	1,012,883
605,000	JPMorgan Chase & Co., Series R (d)	6.00%	(b)	643,493
4,360,000	JPMorgan Chase & Co., Series V, 3 Mo. LIBOR + 3.32% (f)	3.52%	(b)	4,370,900
475,000	JPMorgan Chase & Co., Series Z, 3 Mo. LIBOR + 3.80% (f)	4.01%	(b)	477,415
1,550,000	Lloyds Banking Group PLC (c) (d)	6.75%	(b)	1,767,333
5,638,000	Lloyds Banking Group PLC (c) (d)	7.50%	(b)	6,382,723
2,000,000	M&T Bank Corp., Series G (d)	5.00%	(b)	2,132,500
600,000	Natwest Group PLC (c) (d)	6.00%	(b)	665,220
1,550,000	Natwest Group PLC (c) (d)	8.00%	(b)	1,829,031
1,000,000	Natwest Group PLC (c) (d)	8.63%	(b)	1,021,920
2,425,000	Nordea Bank Abp (a) (c) (d)	6.63%	(b)	2,807,750
1,000,000	Regions Financial Corp., Series D (d)	5.75%	(b)	1,117,500
200,000	Skandinaviska Enskilda Banken AB (c) (d) (e)	5.63%	(b)	207,250
4,000,000	Societe Generale S.A. (a) (c) (d)	5.38%	(b)	4,170,000
916,000	Societe Generale S.A. (a) (c) (d)	7.38%	(b)	934,393
4,211,000	Societe Generale S.A. (a) (c) (d)	7.88%	(b)	4,723,689
400,000	Societe Generale S.A. (c) (d) (e)	7.88%	(b)	448,700
2,639,000	Societe Generale S.A. (a) (c) (d)	8.00%	(b)	3,115,168
1,500,000	Standard Chartered PLC (a) (c) (d)	6.00%	(b)	1,643,325
1,000,000	Swedbank AB, Series NC5 (c) (d) (e)	5.63%	(b)	1,081,250
463,000	Texas Capital Bancshares, Inc. (d)	4.00%	05/06/31	467,051
1,028,000	Truist Financial Corp., Series P (d)	4.95%	(b)	1,133,370
3,850,000	UniCredit S.p.A. (c) (d) (e)	8.00%	(b)	4,313,925
750,000	UniCredit S.p.A. (a) (d)	5.46%	06/30/35	806,983
3,130,000	Wells Fargo & Co., Series BB (d)	3.90%	(b)	3,202,068
				147,846,522
	Capital Markets – 11.8%
4,820,000	Apollo Management Holdings L.P. (a) (d)	4.95%	01/14/50	4,982,675
500,000	Bank of New York Mellon (The) Corp., Series G (d)	4.70%	(b)	552,500
2,038,000	Charles Schwab (The) Corp., Series G (d)	5.38%	(b)	2,271,147
3,410,000	Charles Schwab (The) Corp., Series I (d)	4.00%	(b)	3,512,505
1,400,000	Credit Suisse Group AG (a) (c) (d)	4.50%	(b)	1,340,500
3,370,000	Credit Suisse Group AG (a) (c) (d)	5.25%	(b)	3,509,012
3,300,000	Credit Suisse Group AG (a) (c) (d)	6.38%	(b)	3,590,911
250,000	Credit Suisse Group AG (a) (c) (d)	7.25%	(b)	276,874
314,000	Credit Suisse Group AG (a) (c) (d)	7.50%	(b)	346,185
4,150,000	Credit Suisse Group AG (a) (c) (d)	7.50%	(b)	4,450,045
400,000	EFG International AG (c) (d) (e)	5.50%	(b)	420,873
3,000,000	Goldman Sachs Group (The), Inc., Series Q (d)	5.50%	(b)	3,285,000
200,000	Goldman Sachs Group (The), Inc., Series R (d)	4.95%	(b)	215,510
765,000	Goldman Sachs Group (The), Inc., Series T (d)	3.80%	(b)	767,295
2,800,000	Morgan Stanley, Series H, 3 Mo. LIBOR + 3.61% (f)	3.79%	(b)	2,809,870
2,204,000	Morgan Stanley, Series M (d)	5.88%	(b)	2,504,295
900,000	UBS Group AG (a) (c) (d)	4.38%	(b)	898,884
2,500,000	UBS Group AG (c) (d) (e)	6.88%	(b)	2,848,378
1,425,000	UBS Group AG (a) (c) (d)	7.00%	(b)	1,572,936
1,500,000	UBS Group AG (c) (d) (e)	7.00%	(b)	1,655,723

See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
$313,000	UBS Group AG (c) (d) (e)	7.13%	(b)	$318,094
				42,129,212
	Consumer Finance – 0.1%
481,000	Capital One Financial Corp., Series E, 3 Mo. LIBOR + 3.80% (f)	3.99%	(b)	477,549
	Diversified Financial Services – 1.2%
2,250,000	Capital Farm Credit ACA, Series 1 (a) (d)	5.00%	(b)	2,300,625
1,050,000	Voya Financial, Inc. (d)	5.65%	05/15/53	1,127,957
755,000	Voya Financial, Inc., Series A (d)	6.13%	(b)	834,253
				4,262,835
	Diversified Telecommunication Services – 1.4%
2,500,000	Koninklijke KPN N.V. (a) (d)	7.00%	03/28/73	2,678,125
2,326,000	Koninklijke KPN N.V. (d) (e)	7.00%	03/28/73	2,491,728
				5,169,853
	Electric Utilities – 4.9%
830,000	Duke Energy Corp. (d)	4.88%	(b)	882,124
7,862,000	Emera, Inc., Series 16-A (d)	6.75%	06/15/76	9,114,770
2,600,000	Enel S.p.A. (a) (d)	8.75%	09/24/73	3,042,000
4,500,000	Southern California Edison Co., Series E (d)	6.25%	(b)	4,590,000
				17,628,894
	Energy Equipment & Services – 0.6%
276,000	Transcanada Trust (d)	5.63%	05/20/75	297,390
1,600,000	Transcanada Trust (d)	5.50%	09/15/79	1,738,368
				2,035,758
	Food Products – 2.9%
700,000	Dairy Farmers of America, Inc. (g)	7.13%	(b)	703,500
1,000,000	Land O’Lakes Capital Trust I (g)	7.45%	03/15/28	1,170,000
6,146,000	Land O’Lakes, Inc. (a)	7.00%	(b)	6,307,332
1,490,000	Land O’Lakes, Inc. (a)	7.25%	(b)	1,557,050
535,000	Land O’Lakes, Inc. (a)	8.00%	(b)	569,775
				10,307,657
	Gas Utilities – 1.0%
3,414,000	South Jersey Industries, Inc.	5.02%	04/15/31	3,567,237
	Independent Power & Renewable Electricity Producers – 0.3%
1,100,000	AES Gener S.A. (a) (d)	6.35%	10/07/79	1,173,904
	Insurance – 15.4%
1,500,000	Allianz SE (a) (d)	3.50%	(b)	1,543,125
3,000,000	Asahi Mutual Life Insurance Co. (d) (e)	6.50%	(b)	3,232,321
2,700,000	Asahi Mutual Life Insurance Co. (d) (e)	7.25%	(b)	2,800,295
3,858,000	Assurant, Inc. (d)	7.00%	03/27/48	4,369,185
5,300,000	Assured Guaranty Municipal Holdings, Inc. (a) (d)	6.40%	12/15/66	5,519,547
1,700,000	Assured Guaranty Municipal Holdings, Inc. (d) (e)	6.40%	12/15/66	1,773,058
4,120,000	AXIS Specialty Finance LLC (d)	4.90%	01/15/40	4,288,714
1,332,000	Enstar Finance LLC (d)	5.75%	09/01/40	1,406,925
1,214,000	Kuvare US Holdings, Inc. (a) (d)	7.00%	02/17/51	1,247,639
1,000,000	La Mondiale SAM (d) (e)	5.88%	01/26/47	1,136,971
531,000	Lincoln National Corp., 3 Mo. LIBOR + 2.36% (f)	2.55%	05/17/66	457,988
4,701,000	Markel Corp. (d)	6.00%	(b)	5,129,966
See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance (Continued)
$2,900,000	MetLife, Inc. (a)	9.25%	04/08/38	$4,381,654
1,350,000	MetLife, Inc., Series G (d)	3.85%	(b)	1,424,250
700,000	Nippon Life Insurance Co. (a) (d)	2.75%	01/21/51	676,375
800,000	PartnerRe Finance B LLC (d)	4.50%	10/01/50	823,687
3,200,000	Phoenix Group Holdings PLC (d) (e)	5.63%	(b)	3,409,862
3,000,000	Principal Financial Group, Inc., 3 Mo. LIBOR + 3.04% (f)	3.24%	05/15/55	2,977,500
2,200,000	QBE Insurance Group Ltd. (a) (d)	5.88%	(b)	2,389,750
1,000,000	QBE Insurance Group Ltd. (a) (d)	7.50%	11/24/43	1,120,000
200,000	QBE Insurance Group Ltd. (d) (e)	7.50%	11/24/43	224,000
2,850,000	QBE Insurance Group Ltd. (d) (e)	6.75%	12/02/44	3,208,601
300,000	QBE Insurance Group Ltd. (d) (e)	5.88%	06/17/46	329,901
1,139,000	Reinsurance Group of America, Inc., 3 Mo. LIBOR + 2.67% (f)	2.85%	12/15/65	1,076,355
				54,947,669
	Multi-Utilities – 2.4%
3,225,000	CenterPoint Energy, Inc., Series A (d)	6.13%	(b)	3,440,672
948,000	CMS Energy Corp. (d)	3.75%	12/01/50	956,295
906,000	NiSource, Inc. (d)	5.65%	(b)	947,902
3,000,000	Sempra Energy (d)	4.88%	(b)	3,289,320
				8,634,189
	Oil, Gas & Consumable Fuels – 6.5%
949,000	BP Capital Markets PLC (d)	4.88%	(b)	1,018,989
1,600,000	Buckeye Partners L.P. (d)	6.38%	01/22/78	1,318,872
2,752,000	DCP Midstream L.P., Series A (d)	7.38%	(b)	2,524,960
1,152,000	DCP Midstream Operating L.P. (a) (d)	5.85%	05/21/43	1,047,508
1,026,000	Enbridge, Inc. (d)	6.25%	03/01/78	1,113,370
7,398,000	Enbridge, Inc., Series 16-A (d)	6.00%	01/15/77	7,972,812
1,700,000	Enbridge, Inc., Series 20-A (d)	5.75%	07/15/80	1,879,027
1,395,000	Energy Transfer L.P., 3 Mo. LIBOR + 3.02% (f)	3.22%	11/01/66	1,036,736
100,000	Energy Transfer L.P., Series B (d)	6.63%	(b)	94,500
4,715,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (f)	2.97%	06/01/67	4,181,474
1,241,000	Enterprise Products Operating LLC, Series D (d)	4.88%	08/16/77	1,201,588
				23,389,836
	Trading Companies & Distributors – 2.1%
6,400,000	AerCap Holdings N.V. (d)	5.88%	10/10/79	6,689,920
737,000	Air Lease Corp., Series B (d)	4.65%	(b)	753,582
				7,443,502
	Transportation Infrastructure – 1.2%
3,950,000	AerCap Global Aviation Trust (a) (d)	6.50%	06/15/45	4,211,688
	Total Capital Preferred Securities			333,226,305
	(Cost $314,639,106)

See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 1.1%
	Insurance – 1.1%
$3,550,000	Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (a) (h)	7.63%	10/15/25	$3,797,435
	(Cost $3,714,479)
Total Investments – 96.4%	344,481,778
(Cost $325,612,318) (i)
Net Other Assets and Liabilities – 3.6%	13,027,182
Net Assets – 100.0%	$357,508,960

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2021, securities noted as such amounted to $112,509,611 or 31.5% of net assets.
(b)	Perpetual maturity.
(c)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At April 30, 2021, securities noted as such amounted to $121,326,386 or 33.9% of net assets. Of these securities, 3.6% originated in emerging markets, and 96.4% originated in foreign markets.
(d)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2021. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Floating or variable rate security.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Financial Statements).
(h)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the six months ended April 30, 2021, this security paid all of its interest in cash.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $19,513,203 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $643,743. The net unrealized appreciation was $18,869,460.
LIBOR	London Interbank Offered Rate
See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$100 Par Preferred Securities*	$ 804,000	$ —	$ 804,000	$ —
$1,000 Par Preferred Securities*	6,654,038	6,654,038	—	—
Capital Preferred Securities*	333,226,305	—	333,226,305	—
Foreign Corporate Bonds and Notes*	3,797,435	—	3,797,435	—
Total Investments	$ 344,481,778	$ 6,654,038	$ 337,827,740	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Statement of Assets and Liabilities
April 30, 2021 (Unaudited)
ASSETS:
Investments, at value (Cost $325,612,318)	$ 344,481,778
Cash	11,066,457
Receivables:
Interest	3,946,676
Interest reclaims	135,847
Total Assets	359,630,758
LIABILITIES:
Payables:
Investment securities purchased	1,877,364
Investment advisory fees	244,434
Total Liabilities	2,121,798
NET ASSETS	$357,508,960
NET ASSETS consist of:
Paid-in capital	$ 342,322,083
Par value	175,000
Accumulated distributable earnings (loss)	15,011,877
NET ASSETS	$357,508,960
NET ASSET VALUE, per share	$20.43
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	17,500,002
See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Statement of Operations
For the Six Months Ended April 30, 2021 (Unaudited)
INVESTMENT INCOME:
Interest	$ 8,635,930
Dividends	131,315
Foreign withholding tax	(917)
Total investment income	8,766,328
EXPENSES:
Investment advisory fees	1,334,249
Total expenses	1,334,249
NET INVESTMENT INCOME (LOSS)	7,432,079
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	1,715,376
Net change in unrealized appreciation (depreciation) on investments	14,238,270
NET REALIZED AND UNREALIZED GAIN (LOSS)	15,953,646
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 23,385,725

See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Statements of Changes in Net Assets
	Six Months Ended 4/30/2021 (Unaudited)	Year Ended 10/31/2020
OPERATIONS:
Net investment income (loss)	$ 7,432,079	$ 14,552,786
Net realized gain (loss)	1,715,376	(5,869,129)
Net change in unrealized appreciation (depreciation)	14,238,270	(921,636)
Net increase (decrease) in net assets resulting from operations	23,385,725	7,762,021
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(7,466,631)	(14,004,420)
Return of capital	—	(507,892)
Total distributions to shareholders	(7,466,631)	(14,512,312)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	57,070,957	98,406,079
Cost of shares redeemed	—	(42,314,739)
Net increase (decrease) in net assets resulting from shareholder transactions	57,070,957	56,091,340
Total increase (decrease) in net assets	72,990,051	49,341,049
NET ASSETS:
Beginning of period	284,518,909	235,177,860
End of period	$357,508,960	$284,518,909
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	14,700,002	11,850,002
Shares sold	2,800,000	5,100,000
Shares redeemed	—	(2,250,000)
Shares outstanding, end of period	17,500,002	14,700,002
See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Financial Highlights
For a share outstanding throughout each period
	Six Months Ended 4/30/2021 (Unaudited)	Year Ended October 31,			Period Ended 10/31/2017 (a)
		2020	2019	2018
Net asset value, beginning of period	$ 19.36	$ 19.85	$ 18.75	$ 20.26	$ 20.00
Income from investment operations:
Net investment income (loss)	0.46	1.01	1.01	0.99	0.18
Net realized and unrealized gain (loss)	1.08	(0.50)	1.12	(1.47)	0.22
Total from investment operations	1.54	0.51	2.13	(0.48)	0.40
Distributions paid to shareholders from:
Net investment income	(0.47)	(0.97)	(1.00)	(1.03)	(0.14)
Return of capital	—	(0.03)	(0.03)	—	—
Total distributions	(0.47)	(1.00)	(1.03)	(1.03)	(0.14)
Net asset value, end of period	$20.43	$19.36	$19.85	$18.75	$20.26
Total return (b)	8.02%	2.76%	11.75%	(2.42)%	2.00%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 357,509	$ 284,519	$ 235,178	$ 93,757	$ 24,313
Ratio of total expenses to average net assets	0.85% (c)	0.85%	0.85%	0.85%	0.85% (c)
Ratio of net investment income (loss) to average net assets	4.74% (c)	5.22%	5.39%	5.36%	4.93% (c)
Portfolio turnover rate (d)	14%	48%	28%	25%	13%

(a)	Inception date is August 22, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Institutional Preferred Securities and Income ETF (FPEI)
April 30, 2021 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is a diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of seventeen funds that are offering shares. This report covers the First Trust Institutional Preferred Securities and Income ETF (the “Fund”), which trades under the ticker “FPEI” on the NYSE Arca, Inc. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek total return and to provide current income. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in institutional preferred securities and income-producing debt securities, including hybrid capital securities, contingent capital securities, U.S. and non-U.S. corporate bonds and convertible securities. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Bonds, notes, capital preferred securities, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific

Notes to Financial Statements (Continued)
First Trust Institutional Preferred Securities and Income ETF (FPEI)
April 30, 2021 (Unaudited)
conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

Notes to Financial Statements (Continued)
First Trust Institutional Preferred Securities and Income ETF (FPEI)
April 30, 2021 (Unaudited)
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2021, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
The United Kingdom’s Financial Conduct Authority, which regulates the London Interbank Offered Rates (“LIBOR”), announced on March 5, 2021 that all non-USD LIBOR reference rates and the 1-week and 2-month USD LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining USD LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. The International Swaps and Derivatives Association, Inc. (“ISDA”) confirmed that the March 5, 2021 announcement constituted an index cessation event under the Interbank Offered Rates (“IBOR”) Fallbacks Supplement and the ISDA 2020 IBOR Fallbacks Protocol for all 35 LIBOR settings and confirmed that the spread adjustment to be used in ISDA fallbacks was fixed as of the date of the announcement.
In the United States, the Alternative Reference Rates Committee (the “ARRC”), a group of market participants convened by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate (“SOFR”), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New York began daily publishing of SOFR in April 2018.
At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.
C. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2021, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	01/22/21	$700,000	$117.00	$700,250	$703,500	0.33%
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	05/04/18	1,000,000	100.50	1,101,716	1,170,000	0.20
				$1,801,966	$1,873,500	0.53%
D. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

Notes to Financial Statements (Continued)
First Trust Institutional Preferred Securities and Income ETF (FPEI)
April 30, 2021 (Unaudited)
Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2020, was as follows:
Distributions paid from:
Ordinary income	$14,004,420
Capital gains	—
Return of capital	507,892
As of October 31, 2020, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(5,714,555)
Net unrealized appreciation (depreciation)	4,807,338
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2017, 2018, 2019 and 2020 remain open to federal and state audit. As of April 30, 2021, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2020, for federal income tax purposes, the Fund had $5,714,555 of capital loss carryforwards available to the extent provided by regulations to offset future capital gains.
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”), a majority-owned affiliate of First Trust, serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust will supervise Stonebridge and its management of the investment of the Fund’s assets and will pay Stonebridge for its services as the Fund’s sub-advisor. First Trust is responsible for the Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.85% of its average daily net assets. Stonebridge receives a sub-advisory fee equal to 0.425% of the average daily net assets of the Fund less Stonebridge’s share

Notes to Financial Statements (Continued)
First Trust Institutional Preferred Securities and Income ETF (FPEI)
April 30, 2021 (Unaudited)
of the Fund’s expenses. The Sub-Advisor’s fee is paid by the Advisor out of the Advisor’s management fee. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
First Trust Capital Partners, LLC (“FTCP”), an affiliate of First Trust, owns a 51% ownership interest in Stonebridge.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2021, the cost of purchases and proceeds from sales of investments, excluding short term investments and in-kind transactions, were $93,755,318 and $44,148,736, respectively.
For the six months ended April 30, 2021, the Fund had no in-kind transactions.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

Notes to Financial Statements (Continued)
First Trust Institutional Preferred Securities and Income ETF (FPEI)
April 30, 2021 (Unaudited)
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2022.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined there were the following subsequent events:
On May 13, 2021, First Trust New York Municipal High Income ETF, an additional series of the Trust, began trading under the symbol “FMNY” on the NYSE Arca, Inc.
For the next reporting period, the Fund will use a new blended index that consists of a 45/40/15 blend of the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index. The new blended index is intended to reflect the proportional market cap of each segment within the institutional market.

Additional Information
First Trust Institutional Preferred Securities and Income ETF (FPEI)
April 30, 2021 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust Institutional Preferred Securities and Income ETF (FPEI)
April 30, 2021 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity;

Additional Information (Continued)
First Trust Institutional Preferred Securities and Income ETF (FPEI)
April 30, 2021 (Unaudited)
currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors, L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 26, 2021 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 20, 2020 through the Liquidity Committee’s annual meeting held on March 16, 2021 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

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First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Stonebridge Advisors LLC
10 Westport Road, Suite C101
Wilton, CT 06897
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the reports to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),or this Item.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund III
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 1, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 1, 2021
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	July 1, 2021

* Print the name and title of each signing officer under his or her signature.